                                                    Reg. Nos. 33-30394/811-5857

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                [ X ]
      Pre-Effective Amendment No. ___                 [   ]


      Post-Effective Amendment No. 10                 [ X ]


                  and/or


REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                        [ X ]

      Amendment No. 9                                 [ X ]


                     (Check appropriate box or boxes.)

                               CMC Fund Trust
             (Exact Name of Registrant as Specified in Charter)

1300 SW Sixth Avenue, PO Box 1350, Portland, Oregon  97207
(Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code: (503) 222-3600

John A. Kemp
1300 SW Sixth Avenue, PO Box 1350, Portland, Oregon 97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
        X     immediately upon filing pursuant to paragraph (b)
      ------
              on ____________ pursuant to paragraph (b)
      ------
              60 days after filing pursuant to paragraph (a)(i)
      ------
              on ____________ pursuant to paragraph (a)(i)
      ------
              75 days after filing pursuant to paragraph (a)(ii)
      ------
              on ____________ pursuant to paragraph (a)(ii) of Rule 485
      ------

If appropriate:
              this post-effective amendment designates a new effective ------ date for a previously filed post-effective amendment.

Please forward copies of communications to:


            Robert J. Moorman
            Stoel Rives
            900 SW Fifth Avenue
            Portland, Oregon 97204


An indefinite number of shares of the Trust are being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the year ended October 31, 1995 will be filed on or before December 31, 1995.

                               CMC FUND TRUST

                           CROSS-REFERENCE SHEET

                                                               Location in
Part A - INFORMATION REQUIRED IN A PROSPECTUS                  Prospectus
                                                               -----------

      Item 1.     Cover Page...............................   Cover

      Item 2.     Synopsis.................................   "Fund Expenses"

      Item 3.     Condensed Financial Information..........   "Financial
                                                              Highlights"

      Item 4.     General Description of
                       Registrant..........................   "Features of the
                                                              Fund" and
                                                              "Description of
                                                              the Fund"

      Item 5.     Management of the Fund...................   "Management of
                                                              the Fund" and
                                                              "Transfer Agent"

      Item 6.     Capital Stock and Other
                       Securities..........................   "Voting Rights";
                                                              "Taxes";
                                                              "Distributions";
                                                              and Cover

      Item 7.     Purchase of Securities Being
                       Offering............................   "How Investments
                                                              in the Fund Are
                                                              Made" and
                                                              "Determination
                                                              of Net Asset
                                                              Value"

      Item 8.     Redemption or Repurchase.................   "Redemptions"

      Item 9.     Legal Proceedings........................   Not applicable

                                                              Location in
                                                              Statement of
Part B - INFORMATION REQUIRED IN A                            Additional
         STATEMENT OF ADDITIONAL INFORMATION                  Information
                                                              ------------

      Item 10.    Cover Page...............................   Cover

      Item 11.    Table of Contents........................   "Table of
                                                              Contents"

      Item 12.    General Information and
                       History.............................   Not applicable

      Item 13.    Investment Objectives and
                       Policies............................   "Investment
                                                              Restrictions" and
                                                              "Additional
                                                              Information
                                                              Regarding Certain
                                                              Investments by
                                                              the Fund."
                                                              Additional
                                                              information is in
                                                              Prospectus under
                                                              "Description of
                                                              the Fund."

      Item 14.    Management of the Registrant.............   "Management"

      Item 15.    Controls Persons and Principal
                       Holders of Securities...............   "Management"

      Item 16.    Investment Advisory and
                       Other Services......................   "Investment
                                                              Advisory and
                                                              Other Fees Paid
                                                              to Affiliates"
                                                              and "Custodians."
                                                              Additional
                                                              information is in
                                                              Prospectus under
                                                              "Transfer Agent."

      Item 17.    Brokerage Allocation.....................   "Portfolio
                                                              Transactions"

      Item 18.    Capital Stock and Other
                       Securities..........................   All required
                                                              information is in
                                                              Prospectus under
                                                              "Voting Rights."

      Item 19.    Purchase, Redemption and
                       Pricing of Securities
                       Being Offered.......................   "Redemptions."
                                                              Additional
                                                              information is in
                                                              Prospectus under
                                                              "Determination of
                                                              Net Asset Value"
                                                              and "How
                                                              Investments in
                                                              the Fund are
                                                              Made."

      Item 20.    Tax Status...............................   "Taxes."
                                                              Additional
                                                              information is in
                                                              Prospectus under
                                                              "Taxes."

      Item 21.    Underwriters.............................   Not applicable

      Item 22.    Calculation of Performance Data..........   "Yield and
                                                              Performance."
                                                              Additional
                                                              information is in
                                                              Prospectus under
                                                              "Performance
                                                              Information."

      Item 23.    Financial Statements.....................   "Financial
                                                              Statements"

Part C
------

Information required to be included in Part C is set forth under the appropriate item in Part C of this registration statement.

                                                                   Part A-I

                             CMC SMALL CAP FUND
                        CMC INTERNATIONAL STOCK FUND
                        Portfolios of CMC Fund Trust
                           1300 S.W. Sixth Avenue
                           Portland, Oregon 97201
                                503-222-3600


     This Prospectus provides information on CMC Fund Trust (the "Trust"), an open-end diversified management investment company, and two of its portfolios (the "Funds"), the CMC Small Cap Fund (the "Small Cap Fund") and the CMC International Stock Fund (the "International Stock Fund"). The Funds have different investment objectives.


     Small Cap Fund. The Small Cap Fund's investment objective is to achieve capital appreciation by investing principally in common stocks or securities convertible into common stocks of companies that each have an aggregate market valuation of less than $800 million ("small cap"). See "Small Cap Fund -- Investment Objective and Policies." The Small Cap Fund may, however, invest up to 35 percent of its total assets in the securities of companies with larger capitalizations when the Trustees or the Fund's investment adviser believes the potential for capital appreciation of such securities is comparable to that of small cap securities. While over the long-term small cap securities have on average outperformed the Standard and Poor's 500 Stock Index (the "S&P 500"), which the Fund believes is generally representative of securities of companies with larger capitalizations, they have also been more volatile and riskier than the market as a whole.


     International Stock Fund. The International Stock Fund's investment objective is to provide long-term capital appreciation by investing primarily in foreign equity securities. Under normal market conditions, at least 75 percent of the Fund's foreign equity securities will be securities of well capitalized, seasoned companies. See "International Stock Fund -- Investment Objective and Policies." Investments in foreign securities involve special risks, including currency risk and political risk, which may result in significant price fluctuations. See "International Stock Fund -- Risk Considerations."

     The Funds enable clients of Columbia Management Co. ("CMC" or "Adviser") to invest in a diversified portfolio of small cap securities or foreign equity securities rather than having to purchase individual securities for their accounts.


     This Prospectus concisely sets forth information about the Funds that clients should know before investing and should be retained for future reference. A Statement of Additional Information about the Funds dated December 19, 1995 has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request to the Trust. The Statement of Additional Information is incorporated by reference into this Prospectus.


     THE FUNDS CHARGE NO SALES LOAD. SHARES OF THE FUNDS ARE SOLD AND REDEEMED AT THEIR NET ASSET VALUE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                             December 19, 1995

_______________________________________________________________________________

                             Table Of Contents
_______________________________________________________________________________

Fund Expenses................................................................2
Financial Highlights.........................................................3
Features of the Funds........................................................4
How Investments in the Funds Are Made........................................5
Redemptions..................................................................5
Determination of Net Asset Value.............................................6
Description of the Funds.....................................................6
         Small Cap Fund......................................................6
         International Stock Fund............................................7
Distributions...............................................................10
Performance Information.....................................................10
Voting Rights...............................................................11
Taxes.......................................................................11
Management of the Funds.....................................................12
Transfer Agent..............................................................13
Additional Information......................................................13

_______________________________________________________________________________

                               FUND EXPENSES
_______________________________________________________________________________


     The following table illustrates all expenses and fees that a shareholder of each Fund will incur. The purpose of this table is to assist you in understanding the various costs and expenses an investor in a Fund will bear directly or indirectly. The expenses and fees set forth in the table are for the 1995 fiscal year. "Other operating expenses" includes custodial and transfer agent fees and audit, legal, and other business operating expenses. See "Management of the Funds." If assets under separate management by CMC are invested in a Fund, the shareholder will pay no fee pursuant to its advisory contract with CMC with respect to those assets invested in that Fund (for the period during which the assets are invested in the Fund).


                                                 Small Cap       International
                                                   Fund           Stock Fund
                                                 -----------------------------
Shareholder Transaction Expenses                   None              None

Annual Fund Operating Expenses
(As a percentage of average net assets)


Management Fees                                    .74%              .75%

12b-1 Fees                                         None              None

Other Operating Expenses                           .03%              .23%

      Total Fund Operating Expenses                .77%              .98%


EXAMPLE OF EXPENSES


     The following example illustrates the expenses that you would pay on a $1,000 investment over the periods shown, assuming a 5% annual rate of return and redemption at the end of each period.

                                      1 Year       3 Years        5 Years       10 Years
                                      ------       -------        -------       --------
Small Cap Fund                         $7.86        $24.60        $42.78         $95.41
International Stock Fund              $10.00        $31.22        $54.17        $120.12


The above example should not be considered a representation of past or future expenses or performance. The 5% rate of return used in the example is required by the SEC for comparative purposes; actual expenses and performance may be greater or less than those shown.

_______________________________________________________________________________

                            FINANCIAL HIGHLIGHTS
              (For a share outstanding throughout the period)
_______________________________________________________________________________


The tables below have been audited by Coopers & Lybrand, L.L.P., independent accountants, as stated in their report appearing on page 43 in the Statement of Additional Information. This information should be reviewed in conjunction with the financial statements and notes thereto appearing in the Statement of Additional Information. Additional information about the performance of the Funds for fiscal 1995 is in the Statement of Additional Information under "Financial Statements."


                               SMALL CAP FUND
                               --------------

                                                                        Fiscal Year Ended October 31,
                                                                        -----------------------------
                                                     1995      1994      1993      1992      1991      1990      1989(1)
                                                    ------    ------    ------    ------    ------    ------     ------
Net Asset Value, Beginning of Period.............   $49.35    $56.44    $50.68    $49.53    $30.66    $40.12     $40.00
                                                    ------    ------    ------    ------    ------    ------     ------
Income (Loss) from Investment Operations:
Net Investment Income............................     0.22      0.18      0.10      0.03      0.05(2)   0.08(2)    0.13(2)
Net Realized and Unrealized Gains (Losses)
  on Investments.................................    10.88      1.99     15.50      2.72     20.00     (9.43)     (0.01)
                                                    ------    ------    ------    ------    ------    ------     ------
     Total from Investment Operations............    11.10      2.17     15.60      2.75     20.05     (9.35)      0.12
                                                    ------    ------    ------    ------    ------    ------     ------
Less Distributions:
Dividends (from net investment income)...........    (0.16)    (0.17)    (0.10)    (0.03)    (0.06)    (0.11)        --
Dividends (in excess of net investment
  income)........................................              (0.01)
Distributions (from capital gains)...............    (4.25)    (8.99)    (9.74)    (1.57)    (1.12)       --         --
Distributions (in excess of capital gains).......    (0.04)    (0.09)
                                                    ------    ------    ------    ------    ------    ------     ------
     Total Distributions.........................    (4.45)    (9.26)    (9.84)    (1.60)    (1.18)    (0.11)        --
                                                    ------    ------    ------    ------    ------    ------     ------
Net Asset Value, End of Period...................   $56.00    $49.35    $56.44    $50.68    $49.53    $30.66     $40.12
                                                    ======    ======    ======    ======    ======    ======     ======

Total Return.....................................    22.55%     3.87%    30.87%     5.54%    65.44%   -23.35%      0.30%(3)

Ratios/Supplemental Data
Net Assets, End of Period (in millions)..........     $537      $468      $493      $411      $276      $128        $20
Ratio of Expenses to Average Net Assets..........     0.77%     0.78%     0.79%     0.80%     0.81%     0.91%      1.46%
Ratio of Net Investment Income to Average
     Net Assets..................................     0.43%     0.29%     0.17%     0.06%     0.12%     0.21%      1.85%
Portfolio Turnover Rate..........................   125.8%     97.24%    64.39%    56.02%    69.65%    59.42%     34.48%

(1)    From inception of operations on August 30, 1989.  Ratios and portfolio turnover rates are annualized.
(2)    Based on average number of shares outstanding during the period.
(3)    Not annualized.

                          INTERNATIONAL STOCK FUND


                                                    Fiscal Year Ended October 31,
                                                    -----------------------------
                                                         1995          1994(1)
                                                        ------        ------
Net Asset Value, Beginning of Period.............       $39.51        $40.00
                                                        ------        ------
Loss from Investment Operations:
Net Investment Income............................         0.39          0.10
Net Realized and Unrealized Loss on
  Investments and Foreign Currency Related
  Transactions...................................        (2.64)        (0.59)
                                                        ------        ------
     Total from Investment Operations............        (2.25)        (0.49)
                                                        ------        ------
Less Distributions:
Dividends (from net investment income)...........        (0.19)
Dividends (in excess of net investment
  income)........................................        (0.01)
                                                        ------
     Total Distributions.........................        (0.20)
                                                        ------
Net Asset Value, End of Period...................       $37.06        $39.51
                                                        ======        ======
Total Return.....................................        -5.69%        -1.23%(2)
Ratios/Supplemental Data
Net Assets, End of Period (in millions)..........          $69           $84
Ratio of Expenses to Average Net Assets..........         0.98%         1.16%
Ratio of Net Investment Income to Average
     Net Assets..................................         0.99%         0.53%
Portfolio Turnover Rate..........................       158.32%       123.80%

(1) From inception of operations on February 1, 1994. Ratios and portfolio turnover rates are annualized.
(2)    Not annualized.

_______________________________________________________________________________

                           FEATURES OF THE FUNDS
_______________________________________________________________________________

     The Trust enables clients of CMC to invest in diversified portfolios of either small cap securities or foreign securities rather than purchasing such securities on an individual basis. Although there are risks that cannot be eliminated in owning securities, management believes the Funds offer many advantages to CMC's clients that would not normally be available if similar securities were purchased on an individual basis. Among those advantages are economies of scale, diversification, convenience, and, with respect to the International Stock Fund, foreign custody. Notwithstanding those advantages, investments by the Funds in small cap companies and foreign securities, respectively, may be regarded as speculative. See "Investment Objective and Policies" for each Fund.

     By combining a portion of the capital of CMC clients' accounts into a large portfolio, it is possible to offer all clients who invest in a Fund effective access to either small capitalization or foreign company issues, as the case may be, as well as professional investment supervision.

     Each Fund is a portfolio of the Trust, an open-end diversified management company established as an Oregon business trust under a Restated Declaration of Trust dated October 13, 1993 ("Declaration of Trust"). The Trust has established one other portfolio, the CMC High Yield Fund. The Trust is not required under its Declaration of Trust to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving an investment advisory contract.

     Each Fund is a "no-load fund", which means investors pay no sales load and do not incur any additional expenses beyond those paid directly by the Fund. See "Fund Expenses."

_______________________________________________________________________________

                   HOW INVESTMENTS IN THE FUNDS ARE MADE
_______________________________________________________________________________

     An independent fiduciary of a CMC client account, after careful review of this prospectus, including Fund expenses, and its consistency with the client's written investment guidelines, approves the investment in a Fund and authorizes CMC to purchase and redeem shares of a Fund at the discretion of CMC for the client's portfolio, subject to limitations on the amount of the investment imposed by the independent fiduciary. If CMC is deemed to be a fiduciary with respect to a shareholder of a Fund under the Employee Retirement Income Security Act of 1974, certain conditions must be satisfied before assets may be invested in a Fund by CMC on behalf of the shareholder. See "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information.

     The shares of each Fund are purchased and redeemed at the net asset value next determined after an order is received by the Fund. Net asset value of each Fund is determined as of the close of regular trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange ("NYSE") is open for business. See "Determination of Net Asset Value."

     Orders received by a Fund are processed the day they are received. Orders received before the close of regular trading on each day the NYSE is open for business will be entered at the net asset value per share calculated that day. Orders received after the close of regular trading on each day the NYSE is open for business will be entered at the net asset value next determined. All investments are credited to the shareholder's account in full and fractional shares computed to the third decimal place. Although the Funds have no policy with respect to initial or subsequent minimum investments, purchase orders may be refused at the discretion of a Fund.

     Shares purchased are credited to the CMC client's account on the record books of the applicable Fund, with confirmations supplied by the Fund to the account custodian for the CMC client.

     Shareholder inquiries, including requests for certificated shares, may be made by writing to CMC or the applicable Fund at 1300 SW Sixth Avenue, Portland, Oregon 97207 or by calling (503) 222-3600.

_______________________________________________________________________________

                                REDEMPTIONS
_______________________________________________________________________________


     Redemptions of all or any portion of a shareholder's investment can be made at any time. Redemptions of shares are at the net asset value next computed after receipt of a redemption order on days when the NYSE is open for business. See "Determination of Net Asset Value." Payment will be made within seven days of the date of redemption except as provided by the rules of the SEC.


     If certificates for shares of a Fund have been issued to a shareholder, they must be returned to the Fund, properly endorsed, before any redemption request may be processed. Redemption proceeds are normally transmitted in the manner specified in the redemption request on the business day following the effective date of the redemption. Although a shareholder may redeem shares that were recently purchased by check, a Fund may hold the redemption proceeds until payment for the purchase of such shares has cleared, which may take up to 15 days from the date of purchase. No interest is paid on the redemption proceeds after the redemption date and before the proceeds are transmitted. This holding period does not apply to the redemption of shares recently purchased by bank wire or with a cashier's or certified check.

     Each Fund reserves the right to redeem Fund shares in cash or in kind. The Trust has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940 (the "1940 Act"), pursuant to which each Fund is obligated to redeem, during any 90-day period, shares of a shareholder solely for cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund. A shareholder who is redeemed in kind may incur brokerage fees upon the sale of any securities distributed upon redemption.

_______________________________________________________________________________

                      DETERMINATION OF NET ASSET VALUE
_______________________________________________________________________________

     The net asset value per share of each Fund is determined by CMC, under procedures approved by the Trustees of the Trust, as of the close of regular trading (normally 4 p.m. New York time) on each day the NYSE is open for business and at other times determined by the Trustees. The net asset value per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

     Securities will be valued according to the market value obtained in a consistent manner from the broadest and most representative markets. These market quotations, depending on local convention or regulation, may be last sale price, last bid or asked price, or the mean between last bid and asked prices as of, in each case, the close of the applicable exchange. Securities for which market quotations are not readily available and other assets will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. These procedures may include valuing portfolio securities by reference to other securities with comparable ratings, interest rates, and maturities and using pricing services, in each case only when these procedures result in prices that are believed to reflect fair market value. Fair value for debt securities with remaining maturities of less than 60 days is based on cost adjusted for amortization of discount or premium and accrued interest (unless the Trustees believe unusual circumstances indicate another method of determining fair value should be considered).

     Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. In addition, trading of these foreign securities may not take place on all NYSE business days. Trading may take place in various foreign markets on Saturday or on other days the NYSE is not open for business and on which a Fund's net asset value is therefore not calculated. The calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities. Events affecting the values of portfolio securities that occur between the time the prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value. Assets of foreign securities are translated from the local currency into U.S. dollars at the prevailing exchange rates.

_______________________________________________________________________________

                          DESCRIPTION OF THE FUNDS
_______________________________________________________________________________

                               Small Cap Fund


     Investment Objective and Policies. The investment objective of the Small Cap Fund is to achieve capital appreciation by investing, in normal circumstances, at least 65 percent of the value of the Fund's total assets in common stocks or securities convertible into common stocks of companies that each have an aggregate market valuation of less than $800 million ("small cap"). There is no minimum aggregate market valuation for a company to be considered an appropriate investment for the Fund. The Fund may, however, invest from time to time up to 35 percent of the value of the Fund's total assets in the securities of larger, more established companies when the Trustees or the Fund's investment adviser believes such securities offer capital appreciation potential that is generally comparable to small cap securities. During periods when the Funds investment adviser determines market conditions call for a temporary defensive posture, the Fund may without limit retain cash or invest in high-grade fixed income securities or money market instruments. See "Additional Information -- Temporary Investments and -- Repurchase Agreements." To the extent the Fund's assets are invested in these types of securities or held in cash, the Fund will not be invested in securities designed to achieve the Fund's investment objective of capital appreciation. The Fund may also purchase certain options and futures contracts. See "Additional Information -- Options and Financial Futures Transactions." The Fund's investment objective may be changed by the Trustees without shareholder approval upon 30 days written notice.

     The Small Cap Fund may invest in convertible debentures and convertible preferred stock, each convertible into the common stock of small cap companies. Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners but after bond owners. Investments by the Small Cap Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the underlying common stock, primarily either in circumstances where only the convertible security is available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

     The Small Cap Fund may also invest in warrants, which are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that the Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant. Securities held by the Small Cap Fund will generally be traded in established over-the-counter markets or listed on a national or regional securities exchange. The Small Cap Fund does not intend to concentrate its investments in any particular industry or group of industries, but to diversify its holdings among as many different companies and industries as seems appropriate in light of the conditions prevailing at any given time. The Small Cap Fund may also invest up to 5 percent of its total assets in equity securities of closed-end investment companies where the investment policies of the closed-end investment company are generally similar to those of the Fund. To the extent the Fund makes any such investments, shareholders of the Fund will incur, indirectly, additional investment advisory and other expenses as indirect shareholders of the closed-end investment company.

     The Small Cap Fund may invest up to one-third of its total assets in securities issued by companies in developed foreign countries, principally companies in Canada, Western Europe, and Asia, or in American Depository Receipts ("ADRs") for foreign securities. For a discussion of the special risks involved with investing in foreign securities, see "International Stock Fund -- Risk Considerations."

     Investments in small cap companies may involve greater risks, with a corresponding affect on the Small Cap Fund's net asset value, than investments in larger companies. For this reason, the Fund is not intended to be a complete investment vehicle. The Fund is designed for that portion of a portfolio that can appropriately be invested in securities with greater risk but also greater potential for appreciation.


                          International Stock Fund

     Investment Objective and Policies. The International Stock Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of companies based outside the United States. This objective may be changed by the Trustees without shareholder approval upon 30 days written notice. There is no assurance that the Fund will achieve its investment objective.

     Under normal market conditions, the International Stock Fund will invest in equity securities (i.e., common stock and preferred stock), including securities convertible into equity securities, of issuers located outside the United States. Under normal market conditions, at least
75 percent of the Fund's assets invested in equity securities will be securities of well capitalized, seasoned companies. The Fund considers a company well capitalized if it has an aggregate market valuation over $500 million. The Fund may invest in smaller, less seasoned companies when the Fund's investment adviser believes such companies offer attractive opportunities consistent with the Fund's overall investment objective. An investment in a less seasoned company may involve greater risks than an investment in a larger, more established company. See "Additional Information -- Investments in Small and Unseasoned Companies." In addition to investing in equity securities, the Fund may also enter into foreign currency exchange contracts and purchase other securities to protect against fluctuations in exchange rates. These securities are described below and under

"Additional Information."

     The International Stock Fund's investment adviser intends to select portfolio securities using what is sometimes referred to as a "top down" approach, under which the international investment environment is first analyzed in the following areas: economic activity and prospects for growth in the United States and foreign countries, trends in monetary and fiscal policy, the outlook for currency exchange rates, prospects for political changes, investor sentiment, and market momentum. This "top down" analysis aids in identifying the appropriate allocation of investments among various geographic regions or countries and the various business sectors within those regions or countries. The Fund does not intend to concentrate its investment in any particular industries. Once the analysis is completed, specific portfolio selections are made. Factors affecting individual security selection include:

         --    financial strength of the issuer
         --    ability of management
         --    dynamics of the business sector
         --    earnings growth and profit margins
         --    trend in sales
         --    potential for new product development
         --    dividend payment history and potential
         --    financial ratios, including price/earnings and price/book ratios
         --    investment for the future in research and facilities

     The International Stock Fund will invest in at least three different foreign countries and may invest in companies located anywhere in the world. The Fund intends to invest principally in the following countries:
Austria, Belgium, Denmark, Finland, France, Germany, Italy, The Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom, Australia, Hong Kong, Japan, New Zealand, Singapore, Canada, and Mexico.


     Currency Management. The value of the International Stock Fund will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by the Fund are denominated. To reduce or limit exposure to adverse changes in currency exchange rates (referred to as "hedging"), the Fund may enter into forward currency exchange contracts that in effect lock in a rate of exchange during the period of the forward contract. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year but can be renewed. A default on a contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the market price. The Fund will only enter into forward contracts for hedging and not for speculation. If required by the Investment Company Act or the SEC, the Fund may "cover" its commitment under the forward contracts by segregating cash or liquid high-grade securities with the Fund's custodian in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal market conditions, no more than 25 percent of the Fund's assets may be committed to the consummation of currency exchange contracts.


     The International Stock Fund may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. The Fund may use this hedging technique in an attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of the International Stock Fund's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. The forecasting of short-term currency market movements is very difficult, and there can be no assurance that short-term hedging strategies used by the Fund will be successful.


     Risk Considerations. Investing in foreign securities that are traded principally in markets outside the United States may involve greater risk than investing in domestic securities. Investing in foreign securities, which are generally denominated in foreign currencies, and the use of forward currency exchange contracts involve risks not typically associated with investing in domestic securities. The value of the International

Stock Fund's portfolio will be affected by changes in currency exchange rates and in currency exchange regulations. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income the Fund receives from its foreign investments.


     Foreign investments involve certain other risks, including possible political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for the International Stock Fund to obtain or enforce a judgment against the issuers of the obligation. The Fund will normally execute its portfolio securities transactions on the principal stock exchange on which the security is traded.

     The International Stock Fund may invest a portion of its assets in developing countries or in countries with new or developing capital markets, such as countries in Eastern Europe. The considerations noted above regarding the risk of investing in foreign securities are generally more significant for these investments. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing countries may generally be more volatile than markets of developed countries. Investments in these markets may involve significantly greater risks, as well as the potential for greater gains.

     In addition to investing directly in foreign equity securities, the International Stock Fund may also purchase such securities in the form of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, the Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs are receipts evidencing an arrangement with a European bank similar to that for ADRs. EDRs are not necessarily denominated in the currency of the underlying security.

     Additional costs may be incurred in connection with the International Stock Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

     A description of other investment restrictions and certain investment practices of the International Stock Fund is included under "Additional Information" and in the Statement of Additional Information. The Fund's investment restrictions include a prohibition on investing more than 10 percent of its total assets in the securities of companies that have a record of less than 3 years of continuous operations or more than 10 percent of its total assets in illiquid securities.

_______________________________________________________________________________

                               DISTRIBUTIONS
_______________________________________________________________________________

     Generally, each Fund distributes net investment income twice a year and net realized capital gains from investment transactions annually. The amount distributed, if any, will vary according to the income received from securities held by the Funds and capital gains realized from the sale of securities.

     All distributions are paid as cash dividends and reinvested in additional shares at the net asset value at the close of business on the record date unless the account has elected to receive them in cash.

_______________________________________________________________________________

                          PERFORMANCE INFORMATION
_______________________________________________________________________________


     Historical average annual total return and total return information for the Funds will be provided periodically. Such performance information represents historical data, and the investment return and principal value of an investment will fluctuate so that shares of a Fund when redeemed may be worth more or less than their original cost. Average annual total return and total return quotations for a Fund assume the reinvestment of all distributions during the period presented. Average annual total return represents the average annual compounded rates of return for the period presented that would equate the initial amount invested to the ending redeemable value. Total return represents a percentage return for the period presented that would equate the initial amount invested to the ending redeemable value. The table below shows total return and performance information for the Small Cap Fund and the International Stock Fund for the periods ended October 31, 1995. A discussion by the Adviser regarding each Fund's performance for fiscal 1995 is set forth under "Financial Statements" in the Statement of Additional Information.



                                                     Average Annual Total Return             Total Return
                                                     ---------------------------             ------------
                                                                   Since                                Since
                                            1 Year    5 Years    Inception*   1 Year    5 Years      Inception*
                                            ------    -------    ---------    ------    -------      ---------
CMC Small Cap Fund.......................   22.55%    23.81%      13.86%      22.55%    190.90%       123.66%

                                                        Since                             Since
                                            1 Year    Inception*              1 Year    Inception*
                                            ------    ---------               ------    ---------
CMC International Stock Fund.............    -5.69%    -4.09%                 -5.69%      -6.85%

*    Since August 30, 1989 for the Small Cap Fund and since February 1, 1994 for the International Stock Fund.


     The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. Examples of these services or publications include Lipper Analytical Services, Inc., Schabacker's Total Investment Service, CDA Technologies, Barron's, Business Week, Changing Times, The Financial Times, Financial World, Forbes, Investor's Daily, Money, Morningstar Mutual Funds, Personal Investor, The Economist, The Wall Street Journal, and USA Today. (Lipper Analytical Services, Inc. is an independent rating service that ranks over 1,000 mutual funds based upon total return performance). These ranking services and publications may rank the performance of the Funds against all other funds over specified periods and against funds in specified categories.

     The Funds may compare their performance to that of a recognized stock market indicator, such as the Nasdaq Composite Index, the S&P 500, the Dow Jones Industrial Average, Morgan Stanley Capital International Europe, Australia, Far East Index, or the FT-Actuaries Europe-Pacific Index. Client communications may contain past or present performance rankings. This is not to be considered representative or indicative of future results.

_______________________________________________________________________________

                               VOTING RIGHTS
_______________________________________________________________________________

     The Trust may establish separate series of investment portfolios under its Declaration of Trust. The Funds and CMC High Yield Fund are the only series established under the Trust. Shares of each series vote together, except as provided in the Trust's Declaration of Trust and under applicable law. It is expected that shares of a series would vote separately by series on any changes in fundamental investment policies relating to that series. All shares of each series of the Trust, including the Funds, have equal rights as to voting, redemption, and distribution. All issued and outstanding shares of the Funds are fully paid and nonassessable. Shares have no preemptive or conversion rights. Fractional shares have the same rights proportionately as full shares. The shares of the Funds do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Funds and any other portfolio of the Trust, if established, voting for the election of Trustees can elect all the Trustees if they choose to do so. In certain circumstances, Trustees may be removed by action of the Trustees or the shareholders.


     Under the provisions of the 1940 Act, and as used elsewhere in this Prospectus, the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote, at any meeting of shareholders of the Fund, of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less. As of November 30, 1995, 35.04% or 3,489,151 shares of the Small Cap Fund and 76.93% or 1,427,112 shares of the International Stock Fund were beneficially owned by the State of Oregon Stock Growth Fund.



     Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. A special meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.


_______________________________________________________________________________

                                   TAXES
_______________________________________________________________________________

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying and by meeting certain other requirements, a Fund will not be subject to federal income taxes to the extent it distributes to its shareholders its net investment income and realized capital gains. Each Fund intends to make sufficient distributions to relieve itself from liability for federal income taxes.

     Shareholders that are subject to federal income taxes will recognize ordinary income on distributions of net investment income or of any excess of net short-term capital gain over net long-term capital loss. Distributions properly designated as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder held shares of the Fund. A portion of any distributions received from a Fund may be eligible for the dividends received deduction in the case of corporate shareholders, depending on the amount of qualifying dividends received by the Fund from domestic corporations.

     The tax character of dividends and other distributions from a Fund is the same whether they are paid in cash or reinvested in additional shares of the Fund. Dividends declared in October, November, or December to shareholders of record as of a date in one of those months and paid in the following January will be reportable as if received by the shareholders on December 31. Thus, the shareholders may be taxed on these dividends in the taxable year prior to the year of actual receipt.

     A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

     Investment income received by the International Stock Fund and derived from foreign securities may be subject to foreign income taxes withheld by the foreign company. The United States has entered into tax treaties with many foreign countries that entitle a fund to a reduced rate of tax or exemption from tax on this income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the International Stock Fund's assets to be invested within various countries will fluctuate and the extent to which foreign tax refunds will be recovered is uncertain. The International Stock Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

     If the International Stock Fund has paid withholding or other taxes to foreign governments during the year, the taxes will reduce the Fund's income. In that event, the International Stock Fund may qualify for and make an election permitted under the Code so that shareholders will be required to treat as taxable income their pro rata portion of the income taxes paid by the Fund to foreign countries and may, subject to limitations, be able to claim a credit or deduction for the same amount. Although the International Stock Fund intends to meet the requirements of the Code to "pass through" these foreign taxes, there can be no assurance the Fund will be able to do so.

     Each Fund will mail to its shareholders annually a summary of the federal income tax status of the Fund's distributions for the preceding year. Additional information regarding certain income tax consequences of investments in the Funds is set forth in the Statement of Additional Information.

     This "Taxes" section is only a brief summary of the major tax considerations affecting each Fund and its shareholders and is not a complete or detailed explanation of tax matters. In addition to Federal taxes, shareholders of the Funds may be subject to state and local taxes. Accordingly, investors are urged to consult their tax advisers concerning the tax consequences to them of investing in the Funds.

_______________________________________________________________________________

                          MANAGEMENT OF THE FUNDS
_______________________________________________________________________________


     Each Fund is managed under the general supervision of the Trustees of the Trust. The Trust has contracted with CMC to provide investment advisory services to the Funds. CMC has acted as an investment adviser since 1969 and acts as investment manager for approximately $12 billion of assets of other institutions. CMC is owned by its employees, including J. Jerry Inskeep, Jr. and James F. Rippey, who are Trustees and officers of the Trust. The address of CMC is 1300 S.W. Sixth, P.O. Box 1350, Portland, Oregon 97207-1350.


     Under the investment advisory contract with the Trust, CMC provides research, advice, and supervision with respect to investment matters and determines which securities are purchased or sold. In addition, CMC provides office space and pays all executive salaries and expenses and ordinary office expenses of the Funds. Certain employees of CMC are also officers of the Trust and, subject to the authority of the Trustees of the Trust, are responsible for the overall management of the Trust.

     The Adviser uses an investment team approach to analyze investment themes and strategies for the Funds. Alan J. Folkman, a Senior Vice President and director of CMC, is the Chief Investment Officer of the Investment Team. With over 28 years of experience in the investment management industry, Mr. Folkman supervises the Investment Team in establishing broad investment strategies and determining portfolio guidelines for the Funds.

     Members of the Investment Team are responsible for the analysis of particular industries or types of fixed income securities and for recommendations on individual securities within those industries or asset categories. Investment decisions for the Funds are then made by the Investment Team and the individual portfolio managers who are responsible for investment decisions on behalf of the Funds.

     Richard J. Johnson, a Vice President of CMC and a Chartered Financial Analyst, joined the Investment Team in 1994 and assumed principal responsibility for investment decisions on behalf of the Small Cap Fund in April 1995. Prior to joining the Columbia Investment Team, Mr. Johnson was a Portfolio Manager and Analyst with Provident Investment Counsel (1990-1994). Mr. Johnson received a Masters of Business Administration from the Anderson Graduate School of Management at UCLA in 1990.

     James McAlear, a Vice President of CMC, has had principal responsibility for investment decisions on behalf of the International Stock Fund since its inception in 1994. Prior to joining the Columbia Investment Team in 1992, Mr. McAlear was a Senior Vice President of IDS International, Inc. (1985-1992) and an

Executive Director for Merrill Lynch Europe (1972-1985).


     Members of the Investment Team and other personnel of the Trust or CMC are permitted to trade securities for their own or family accounts, subject to the rules of the Code of Ethics adopted by the Trust. The rules that govern personal trading by investment personnel are based on the principal that employees owe a fiduciary duty to conduct their trades in a manner that is not detrimental to the Funds or their shareholders. The Trust has adopted the recommendations of the Investment Company Institute, an organization comprised of members of the mutual fund industry, relating to restrictions on personal trading. For more information on the Code of Ethics and specific trading restrictions, see the Statement of Additional Information.

     The investment advisory fee of each Fund is accrued daily and paid monthly. The advisory fee for each Fund equals the annual rate of .75 of 1 percent of its daily net assets, which is higher than the advisory fee paid by most other mutual funds. For the fiscal year ended October 31, 1995, the investment advisory fees incurred by the Small Cap Fund and International Stock Fund were $3,528,353 and $543,358, respectively. The Funds assume their respective costs relating to trust matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested trustees' fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all expenses of preparing its registration statements, prospectuses, and reports.


_______________________________________________________________________________

                               TRANSFER AGENT
_______________________________________________________________________________

     Columbia Trust Company (the "Trust Company") acts as transfer agent and dividend paying agent for the Funds. The Trust Company is owned by its employees, including J. Jerry Inskeep, Jr. and James F. Rippey, who are also principal shareholders of CMC and Trustees and officers of the Trust. The address of the Trust Company is 1301 S.W. Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350.

_______________________________________________________________________________

                           ADDITIONAL INFORMATION
_______________________________________________________________________________


     Repurchase Agreements. The Funds may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by a Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, a Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, a Fund may incur costs and delays in realizing upon the collateral. Each Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Trustees of the Trust. There is no limit on the portion of a Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.


     Investments in Small and Unseasoned Companies. The Funds may invest in companies that are unseasoned; that is, these companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, the Funds may have to sell them over an extended period of time or below the original purchase price. Investments by the Funds in these small or unseasoned companies may also be regarded as speculative. Each Fund has a fundamental policy not to invest more than 10 percent of its total assets in companies that have a record of less than three years of continuous operations.

     Illiquid Securities. The Funds may buy securities whose public resale would be subject to legal restrictions ("restricted securities"). No illiquid securities, including restricted securities and repurchase agreements of more than seven days maturity, will be acquired if upon the purchase more than 10 percent of the value of a Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which the Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions);
(3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.

     The International Stock Fund may purchase certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus not subject to the International Stock Fund's 10 percent limitation on the investment in restricted or other illiquid securities. Under the supervision of the Trustees of the Trust, the Adviser determines the liquidity of Rule 144A securities and, through reports from the Adviser, the Trustees monitor trading activity in these securities. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). Because institutional trading in Rule 144A securities is relatively new, it is difficult to predict accurately how these markets will develop. If institutional trading in Rule 144A securities declines, the International Stock Fund's liquidity could be adversely affected to the extent it is invested in such securities.

     Options and Financial Futures Transactions. Each Fund may invest up to 5 percent of its net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. Each Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Each Fund may enter into closing transactions, exercise its options, or permit the options to expire. A Fund may only write call options that are covered. A call option is covered if written on a security the Fund owns. Each Fund may write such options on up to 25 percent of its net assets.

     The Funds may engage in financial futures transactions, including interest rate futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. Each Fund's investment restrictions do not limit the percentage of a Fund's assets that may be invested in financial futures transactions. Neither Fund, however, intends to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. The Funds may engage in futures transactions only on commodities exchanges or boards of trade.

     The Funds will not engage in transactions in index options, financial futures contracts, or related options for speculation, but only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When a Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Fund will generally invest will be imperfect. Each Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or a Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

     Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account cash or certain U.S. government securities in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     The principal risks of options and futures transactions are:
(1) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (2) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (3) the need for additional skills and techniques beyond those required for normal portfolio management;
(4) losses on futures contracts resulting from market movements not anticipated by the investment adviser; and (5) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Code.

     Portfolio Turnover. The Funds generally will not trade in securities for short-term profits but, when circumstances warrant, they may purchase and sell securities without regard to the length of time they have been held. A high portfolio turnover may increase transaction costs and may affect taxes paid by shareholders to the extent short-term gains are distributed. The Funds portfolio turnover rates are shown in the table under "Financial Highlights."

     Temporary Investments. When, as a result of market conditions, a Fund's investment adviser determines a temporary defensive position is warranted to help preserve capital, the Fund may without limit temporarily retain cash, denominated in domestic or foreign currencies, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements, issued by entities organized in the United States or any foreign country, denominated in U.S. dollars or foreign currency. When a Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

     Investment Restrictions. A description of other investment restrictions and certain investment practices of the Funds is included in the Statement of Additional Information.

                                                                      Part B-I
                                                   Reg. Nos. 33-30394/811-5857
_______________________________________________________________________________

                             CMC SMALL CAP FUND
                        CMC INTERNATIONAL STOCK FUND
                        Portfolios of CMC Fund Trust
_______________________________________________________________________________

                    STATEMENT OF ADDITIONAL INFORMATION

                         Columbia Financial Center
                            1300 SW Sixth Avenue
                                PO Box 1350
                           Portland, Oregon 97207
                               (503) 222-3600

     This Statement of Additional Information contains information relating to CMC Fund Trust (the "Trust"), an open-end diversified management investment company established as an Oregon business trust on August 7, 1989, and two portfolios of the Trust, CMC Small Cap Fund (the "Small Cap Fund") and CMC International Stock Fund (the "International Stock Fund"). The "Fund" or "Funds" when used in this Statement of Additional Information refers to these two funds. The Trust has established one other portfolio, the CMC High Yield Fund.


     This Statement of Additional Information is not a Prospectus. It relates to a Prospectus dated December 19, 1995 (the "Prospectus") and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge upon request to the Trust.


                             Table of Contents

Management...................................................................2
Investment Advisory and Other Fees Paid to Affiliates........................4
Portfolio Transactions.......................................................5
Redemptions and Net Asset Value..............................................7
Custodians...................................................................7

Independent Accountants......................................................8

Taxes........................................................................8
Performance.................................................................12
Investment Restrictions.....................................................13
Additional Information Regarding Certain Investments by the Funds...........16

Financial Statements........................................................21

                             December 19, 1995

_______________________________________________________________________________

                                 MANAGEMENT
_______________________________________________________________________________

     The trustees and officers of the Trust are listed below, together with their principal business occupations. Except as otherwise indicated, each person listed has held his position with the Trust since inception in August 1989. All other principal business positions have been held for more than five years, except that positions with Columbia Real Estate Equity Fund, Inc. have been held since April 1994, positions with Columbia High Yield Fund, Inc. have been held since July 1993, positions with Columbia International Stock Fund, Inc. have been held since July 1992, and positions with each of Columbia Common Stock Fund, Inc. and Columbia Balanced Fund, Inc. have been held since July 1991, and except as otherwise indicated. The term "Columbia Funds" refers to Columbia High Yield Fund, Inc., Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia International Stock Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Special Fund, Inc., Columbia Growth Fund, Inc., Columbia Daily Income Company, and Columbia Fixed Income Securities Fund, Inc.

J. JERRY INSKEEP, JR.,* Chairman and Trustee of the Trust; Chairman and Director of each of the Columbia Funds; Chairman, Director, and a principal shareholder of Columbia Management Co. (the "Adviser"), the investment adviser of the Fund, and Columbia Funds Management Company ("CFMC"); Chairman and Director of Columbia Trust Company (the "Trust Company"); Director of Columbia Financial Center Incorporated ("Columbia Financial").

JAMES F. RIPPEY,* President and Trustee of the Trust; Director of each of the Columbia Funds; President, Director, and a principal shareholder of the Adviser and CFMC; President and Director of the Trust Company.


RICHARD L. WOOLWORTH, Trustee of the Trust (since July 1993); Director of each of the Columbia Funds (since January 1992). Mr. Woolworth is Chairman, President, and Chief Executive Officer of Blue Cross and Blue Shield of Oregon and President and Chief Executive Officer of The Benchmark Group, health insurers, 100 S. W. Market Street, Portland, Oregon 97201.


GEORGE L. HANSETH,* Trustee, Vice President, Assistant Secretary, and Treasurer of the Trust; Senior Vice President, Assistant Secretary, and Treasurer of each of the Columbia Funds; Vice President, Assistant Secretary, Treasurer, and Director of the Adviser and CFMC; Vice President, Treasurer, Assistant Secretary, and Director of the Trust Company; President and Director of Columbia Financial.

JOHN A. KEMP,* Trustee and Vice President of the Trust; President and Director of each of the Columbia Funds; Senior Vice President and Director of the Adviser, CFMC, Columbia Financial, and the Trust Company.

ALEXANDER S. MACMILLAN III,* Trustee of the Trust (since March 1994); Vice President of the Adviser and CFMC.

PETER C. OLSON,* Trustee of the Trust (since April 1991); Vice President of the Adviser.

PETER T. SHAND,* Trustee of the Trust (since April 1991); Vice President of the Adviser.

LAWRENCE S. VIEHL,* Vice President of the Trust, each of the Columbia Funds, the Adviser, CFMC, and the Trust Company.

JEFF B. CURTIS,* Secretary of the Trust (since April 1994); Secretary of each of the Columbia Funds (since April 1994); General Counsel and Secretary to the Adviser, CFMC, the Trust Company and Columbia Financial (since 1993); Stoel Rives (1986-1993), a law firm in Portland, Oregon.


     *These officers and trustees are "interested persons" as defined by the Investment Company Act of 1940 (the "1940 Act") and receive no trustee fees or salaries from the Fund. The business address of each such person is 1300 SW Sixth Avenue, PO Box 1350, Portland, Oregon 97207.


     At November 30, 1995, to the knowledge of the Trust, the following persons owned of record or beneficially more than 5 percent of the outstanding shares of the Small Cap Fund or the International Stock Fund:



                                                      Shares Beneficially Owned
Name and Address                                        at November 30, 1995
----------------                                      -------------------------


Small Cap Fund
--------------

State of Oregon Stock Growth Fund
Department of the Treasury
State of Oregon
Salem, OR  97310                                         3,489,151  (35.04%)

Hanford Operations and Engineering
Pension Plan
3060 George Washington Way
P.O. Box 1970 H30-08
Richland, WA  99352                                        798,788   (8.02%)

Eastman Kodak Employees Savings &
Investment Plan
85 Old Kings Highway
North Darien, CT  06820                                    614,129   (6.17%)

International Stock Fund
------------------------

State of Oregon Stock Growth Fund
Department of the Treasury
State of Oregon
Salem, OR  97310                                         1,427,112  (76.93%)

Lumber Industry Pension Fund
2929 NW 31st Ave.
Portland, OR 97210                                         123,783   (6.67%)



     Because the State of Oregon owns approximately 35% and 77% of the Small Cap Fund and the International Stock Fund, respectively, it may be able to effectively control the outcome of any matters submitted to the shareholders of either Fund or the Trust, including the election of trustees or revisions to any fundamental investment policy of the Funds.

_______________________________________________________________________________

           INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES
_______________________________________________________________________________


     Information regarding services performed by the Adviser to the Funds and the formula for calculating the fees paid for those services are set forth in the Prospectus under "Management of the Funds." Advisory fees incurred by the Small Cap Fund were $3,528,353, $3,690,807, and $3,469,614 for fiscal 1995, fiscal 1994, and fiscal 1993, respectively. Advisory fees incurred by the International Stock Fund were $543,358 and $301,661, respectively, for fiscal 1995 and that portion of fiscal 1994 the Fund was in operation.


     Shareholders of the Funds will be investment advisory clients of the Adviser, in addition to their indirect relationship to the Adviser by virtue of their status as shareholders of a Fund. If, however, the assets of an investment advisory client of the Adviser are invested in a Fund, that client will pay no fee pursuant to its separate management contract with the Adviser with respect to those assets invested in that Fund (for the period during which the assets are invested in a Fund).

     If the Adviser is deemed to be a fiduciary with respect to a prospective shareholder of a Fund pursuant to the Employee Retirement Income Security Act of 1974 ("ERISA"), certain conditions must be satisfied before assets may be invested in that Fund by the Adviser on behalf of the shareholder. These conditions have been set forth by the U. S. Department of Labor in Prohibited Transaction Class Exemption No. 77-4 (the "Exemption"). The Exemption permits the Adviser to direct investments of ERISA-qualified plans to a mutual fund, such as a Fund, for which the Adviser serves as an investment adviser if, after review of the Prospectus and disclosure relating to fees of the Fund and fees under the advisory contract, another fiduciary, as determined under ERISA, with respect to that shareholder approves investments in the Fund. The second fiduciary must be independent of and unrelated to the Adviser under standards set forth by the U. S. Department of Labor in the Exemption.

     The second, independent fiduciary that must approve investments in a Fund by the Adviser is not engaged as a second fiduciary only in contemplation of a possible investment in the Fund. Rather, the second, independent fiduciary is almost always a committee appointed by the employee benefit plan sponsor and has oversight responsibility for appointment of CMC as an investment adviser with respect to certain plan assets. This committee is almost always made up of one or more employees of the plan sponsor, and, as such, these employees receive compensation from the plan sponsor but are not compensated out of plan assets.

     The Adviser is registered under the Investment Advisers Act of 1940, is engaged principally in the business of rendering investment supervisory services, and is responsible for payment of all executive salaries and executive expenses and office rent of the Funds and the Trust.


     Messrs. Inskeep and Rippey, Trustees and officers of the Trust, each own approximately 41 percent of the voting securities of the Adviser and, therefore, are considered "controlling persons" under the 1940 Act. Certain affiliated persons of the Trust are also affiliated persons of the Adviser. See "Management." The Adviser acts as an investment manager for approximately $12 billion of assets of other institutions. The Funds are intended to provide investment vehicles for certain client accounts managed by the Adviser. An independent fiduciary of those client accounts, after careful review of a Fund's Prospectus, Statement of Additional Information and fees arrangement, approves the investment in the Fund. The independent fiduciary then authorizes the Adviser to purchase and sell shares of a Fund at its discretion for the client's portfolio, subject to certain limitations imposed by the authorization.

     The Trust Company acts as transfer agent and dividend crediting agent for the Funds. Its address is 1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon 97207. It issues certificates for shares of the Funds, if requested, and records and disburses dividends for the Funds. The Trust pays the Trust Company a per account fee of $1 per month for each shareholder account with a Fund existing at any time during the month, with a minimum aggregate fee of $1,500 per month per Fund. In addition, the Trust pays the Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreements between the Trust Company and the Trust and reimburses the Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under those agreements. Certain trustees and officers of the Trust are minority shareholders of the Trust Company. The Trust paid $18,000 and $18,000 to the Trust Company for services performed for fiscal 1995 under the transfer agent agreements relating to the Small Cap Fund and the International Stock Fund, respectively.


_______________________________________________________________________________

                           PORTFOLIO TRANSACTIONS
_______________________________________________________________________________

     Each Fund will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or a Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. The rate of portfolio turnover for the Small Cap Fund and the International Stock Fund is disclosed in the prospectus under "Financial Highlights."

     Each Fund may purchase its portfolio securities through a securities broker and pay the broker a commission, or the Fund may purchase the securities directly from a broker which acts as principal and sells securities directly for its own account without charging a commission. Each Fund may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices.

     Prompt execution of orders at the most favorable price will be the primary consideration of a Fund in transactions where brokerage fees are involved. Research, statistical, and other services also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. While the Funds have no arrangements or formulas as to either the allocation of brokerage business or commission rates paid thereon, a commission in excess of the amount of commission another broker or dealer would have charged for effecting that transaction may be paid by a Fund if management of the Trust determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to a Fund.

     Allocation of transactions to obtain research services for the Adviser enables the Adviser to supplement its own research and analysis with the statistics, information, and views of others. While it is not possible to place a dollar value on these services, it is the opinion of the Adviser that the receipt of such services will not reduce the overall expenses for its research or those of its affiliated companies. The fees paid to the Adviser by a Fund would not be reduced as a result of the receipt of such information and services by the Fund. The receipt of research services from brokers or dealers might be useful to the Adviser and its affiliates in rendering investment management services to the Funds or other clients; and, conversely, information provided by brokers or dealers who have executed orders on behalf of other clients might be useful to the Adviser in carrying out its obligations to the Funds. Total brokerage commissions paid by the Trust on transactions by the Small Cap Fund were $1,459,444, $1,147,341, and $830,446 in fiscal 1995, fiscal 1994, and fiscal 1993, respectively. Total brokerage commissions paid by the Trust on transactions by the International Stock Fund were $657,669 and $393,319, respectively, for fiscal 1995 and that portion of fiscal 1994 the Fund was in operation.


     The Trustees of the Trust will from time to time review whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and, if so, to determine, in the exercise of its business judgment, whether it would be advisable for a Fund to seek such recapture.

     Investment decisions for one Fund are made independently from those of the other Fund or accounts managed by the Adviser or mutual funds managed by Columbia Funds Management Company, an affiliate of the Adviser. The same security is sometimes held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account. In the event of simultaneous transactions, allocations among the Funds or accounts will be made on an equitable basis.


     Both the Trust and the Adviser have adopted a Code of Ethics (the "Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The purpose of the Code is to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Funds or the Adviser's other clients or take unfair advantage of their relationship with the Adviser. The specific standards in the Code include, among others, a requirement that all employee trades be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of investments in private placements; a prohibition on portfolio managers trading in a security seven days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as mutual fund shares or U. S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Code because they present little or no potential for abuse. Certain transactions involving the stocks of large capitalization companies are exempt from the seven day black-out period and short-term trading prohibitions because such transactions are highly unlikely to affect the price of these stocks. In addition to the trading restrictions, the Code contains reporting obligations that are designed to ensure compliance and allow the Adviser's Ethics Committee to monitor that compliance.

     The Trust and the Adviser have also adopted a Policy and Procedures Designed to Detect and Prevent Insider Trading (the "Insider Trading Policy"). The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Code and the Insider Trading Policy.

_______________________________________________________________________________

                      REDEMPTIONS AND NET ASSET VALUE
_______________________________________________________________________________

     Information regarding redemptions is set forth in the Prospectus under "Redemptions." Information regarding the determination of the net asset value per share of a Fund is set forth in the Prospectus under "Determination of Net Asset Value."

     The Trust may suspend the determination of net asset value of a Fund and the right of redemption for any period (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings, (2) when trading on the New York Stock Exchange is restricted, (3) when an emergency exists as a result of which sale of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust to determine the value of the Fund's net assets, or (4) as the Securities and Exchange Commission ("SEC") may by order permit for the protection of security holders, provided the Trust complies with rules and regulations of the SEC which govern as to whether the conditions prescribed in (2) or (3) exist. The New York Stock Exchange observes the following holidays: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. In the case of suspension of the right to redeem, shareholders may withdraw their redemption request or receive payment based upon the net asset value computed upon the termination of the suspension.

_______________________________________________________________________________

                                 CUSTODIANS
_______________________________________________________________________________

     United States National Bank of Oregon, 321 SW Sixth Avenue, Portland, Oregon 97208, acts as general custodian of the Trust. Morgan Stanley Trust Company ("Morgan Stanley" or a "Custodian"), One Evertrust Plaza, Jersey City, New Jersey 07302, has entered into a custodian agreement with the Trust in respect of the purchase of foreign securities by the Funds. The Custodians hold all securities and cash of the Funds, receive and pay for securities purchased, deliver against payment securities sold, receive and collect income from investments, make all payments covering expenses of the Funds, and perform other administrative duties, all as directed by authorized officers of the Trust. The Custodians do not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

     Portfolio securities purchased outside the United States by the Funds are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with Morgan Stanley (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Funds has been approved by the Trustees of the Trust in accordance with regulations under the 1940 Act.

     The Trustees of the Trust review, at least annually, whether it is in the best interest of the Funds and their shareholders to maintain Fund assets in each of the countries in which the Funds invest, with particular foreign sub-custodians in those countries, pursuant to contracts between the foreign sub-custodians and Morgan Stanley. The review includes an assessment of the risk of holding Fund assets in that country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of the foreign sub-custodian, and the impact of local laws on the custody arrangement. The Trustees of the Trust are aided in their review by Morgan Stanley, which has assembled the network of foreign sub-custodians used by the Funds, as well as by the Adviser and counsel. With respect to foreign sub-custodians, however, there can be no assurance that the Funds, and the value of their shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodial arrangement. Accordingly, an investor should recognize that the administrative risks involved in holding assets abroad are greater than those associated with investing in the United States.

_______________________________________________________________________________

                          INDEPENDENT ACCOUNTANTS
_______________________________________________________________________________

     Coopers & Lybrand, L.L.P., 2700 First Interstate Tower, Portland, Oregon 97201, serves as the Trust's independent accountants and, in addition to examining the financial statements of the Trust at fiscal year-end, is expected to assist in the preparation of the tax returns of the Trust and in certain other matters.

_______________________________________________________________________________

                                   TAXES
_______________________________________________________________________________

Federal Income Taxes

     Each Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund believes it satisfies the tests to qualify as a regulated investment company.

     To qualify as a regulated investment company for any taxable year, each Fund must, among other things:

     (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90 Percent Test");

     (b) derive less than 30 percent of its gross income from the sale or other disposition of any of the following, if held for less than three months: stock, securities, foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities), or certain other assets (the "30 Percent Test"); and

     (c) diversify its holdings so that at the end of each quarter (i) 50 percent or more of the value of the assets of the Fund is represented by cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements. In addition, a Fund must file, or have filed, a proper election with the Internal Revenue Service.

     Special Aspects of 90 Percent Test with Respect to Foreign Currency. For purposes of the 90 Percent Test, foreign currency gains that are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.

     Unless an exception applies, a Fund may be required to recognize some income with respect to foreign currency contracts under the mark-to-market rules of Section 1256 of the Code even though that income is not realized. Special rules under Sections 1256 and 988 of the Code determine the character of any income, gain, or loss on foreign currency contracts.

     Two possible exceptions to marking-to-market relate to hedging transactions and mixed straddles. A hedging transaction is defined for purposes of Section 1256 as a transaction that (1) a Fund properly identifies as a hedging transaction, (2) is entered into in the normal course of business primarily to reduce the risk of price changes or currency fluctuations with respect to the Fund's investments, and (3) results in ordinary income or loss. A mixed straddle is a straddle where
(1) at least one (but not all) of the straddle positions are Section 1256 contracts and (2) the Fund properly identifies each position forming part of the straddle. A straddle for these purposes generally is offsetting positions with respect to personal property. A Fund holds offsetting positions generally if there is a substantial diminution of the Fund's risk of loss from holding a position by reason of its holding one or more other positions.

     Special Aspects of 30 Percent Test with Respect to Foreign Currency. A Fund may choose to defer the closing out of a forward currency contract beyond the time when it would otherwise be advantageous to do so to avoid realizing excessive gains on securities or currencies held less than three months and not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities). In the case of a designated hedge, increases and decreases during the period of the hedge in the value of positions that are part of the designated hedge are netted for purposes of the 30 Percent Test. A designated hedge for these purposes is generally an option to sell or a contract that reduces a taxpayer's risk of loss and that the taxpayer clearly identifies.

     Part I of Subchapter M of the Code will apply to a Fund during a taxable year only if it meets certain additional requirements. Among other things, the Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement) and (b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

     The Trust currently has three Funds. The Trust may establish additional funds in the future. Federal income tax laws generally will treat each fund as a separate corporation (provided that each fund consists of a segregated portfolio of assets the beneficial interests in which are owned by the holders of a class or series of stock that is preferred over all other classes or series in respect of that portfolio of assets).

     A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to a Fund at corporate capital gain tax rates. The policy of a Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders.

     If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

     Shareholders of each Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions to corporate shareholders from a Fund may qualify, in whole or in part, for the federal income tax dividends-received deduction, depending on the amount of qualifying dividends received by the Fund by domestic corporations. The dividends received deduction equals 70 percent of eligible dividends received from a Fund by a shareholder. Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.

     Distributions properly designated by a Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income. Any loss that is realized and allowed on redemption of shares of a Fund less than six months from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

     Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each taxable year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior taxable year's distributions which the Fund has designated to be treated as long-term capital gain.

     A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

     If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

     A special tax may apply to a Fund if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4 percent applies to the shortfall.

     The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933 (the "1933 Act"), as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by a Fund.

     Foreign Income Taxes. The International Stock Fund invests in the securities of foreign corporations and issuers. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce the International Stock Fund's distributed income. That Fund generally expects to incur, however, no foreign income taxes on gains from the sale of foreign stocks and securities.

     The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The International Stock Fund intends to take advantage of such treaties where possible. It is impossible to predict with certainty the effective rate of foreign taxes that will be paid by that Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

     U.S. Foreign Tax Credits or Deductions for Shareholders of the International Stock Fund. Section 853 of the Code allows a regulated investment company to make a special election relating to foreign income taxes if more than 50 percent of the value of the company's total assets at the close of its taxable year consists of stock or securities in foreign corporations. The International Stock Fund generally expects, if necessary, to qualify for and to make the election permitted under Section 853 of the Code. Although the International Stock Fund intends to meet the requirements of the Code to "pass through" such foreign taxes, there can be no assurance that the Fund will be able to do so. The International Stock Fund will elect under Section 853 of the Code only if it believes that it is in the best interests of its shareholders to do so.

     As a result of the Section 853 election, shareholders of the International Stock Fund will be able to claim a credit or deduction on their income tax returns for, and will be required to include in income in addition to taxable distributions actually received, their pro rata portions of the income taxes paid by the Fund to foreign countries. A shareholder's use of the credits resulting from the election will be subject to the limits of Section 904 of the Code. In general, those limits will prevent a shareholder from using foreign tax credits to reduce U.S. taxes on U.S. source income. Each shareholder should discuss the use of foreign tax credits and the Section 904 limits with an individual tax adviser.

     No deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund.

     Each year, the International Stock Fund will provide a statement to each shareholder showing the amount of foreign taxes for which a credit or a deduction may be available.

     Investment in Passive Foreign Investment Companies. If a Fund invests in certain non-U.S. corporations that receive at least 75 percent of their annual gross income from passive sources (such as sources that produce certain interest, dividends, royalties, capital gains, or rental income) or hold at least 50 percent of their assets in such passive sources ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by a Fund is distributed to its shareholders in a timely manner. A Fund would not be able to pass through to its shareholders any credit or deduction for such tax. Accordingly, each Fund expects to limit its investments in such passive foreign investment companies and expects to attempt to undertake appropriate actions to limit its tax liability, if any, with respect to such investments. The Internal Revenue Service has proposed regulations that, if adopted, will allow a regulated investment company to avoid the tax and interest charge with respect to a passive foreign investment company by electing to mark the stock to market each year.

State Income Taxes

     The state tax consequences of investments in the Funds are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

Additional Information

     The foregoing summary and the summary included in the Prospectus under "Taxes" of tax consequences of investment in the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change by legislative or administrative action. State and local taxes are beyond the scope of this discussion. Prospective investors in the Fund are urged to consult their own tax advisers regarding specific questions as to federal, state, or local taxes.

_______________________________________________________________________________

                                PERFORMANCE
_______________________________________________________________________________

     The Trust may from time to time advertise or quote the total return performance for the Funds. These figures represent historical data and are calculated according to the SEC rules standardizing such computations. The investment return on and the value of shares of a Fund will fluctuate so that the shares when redeemed may be worth more or less than their original cost.

     The Trust may publish average annual total return quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n  =  ERV

         Where:   P      =       a hypothetical initial payment of $1000

                  T      =       average annual total return

                  n      =       number of years

                 ERV     =       ending redeemable value of a hypothetical
                                 $1000 payment made at the beginning of the 1, 5, and 10-year periods (or a fractional portion thereof)

     Total return figures may also be published for recent 1, 5, and 10-year periods (or a fractional portion thereof) where the total return figures represent the percentage return for the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value.

     If the Trust's registration statement under the 1940 Act with respect to a Fund has been in effect less than 1, 5 or 10 years, the time period during which the registration statement with respect to that Fund has been in effect will be substituted for the periods stated.

_______________________________________________________________________________

                          INVESTMENT RESTRICTIONS
_______________________________________________________________________________

     The Prospectus sets forth the investment objectives and certain restrictions applicable to the Funds. The following is a list of investment restrictions applicable to each Fund. If a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Trust may not change these restrictions without a majority vote of the outstanding shares of the applicable Fund.


     The Small Cap Fund may not:

     1. Buy or sell commodities. The Small Cap Fund may, however, invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

     2. Concentrate investments in any industry. The Small Cap Fund, however, may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     3. Buy or sell real estate.

     4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue). For purposes of this restriction 4, the making of a loan by the Fund will not include the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, whether or not the purchase is made upon the original issuance of the securities.

     5. Purchase illiquid securities, including restricted securities and repurchase agreements of more than seven days maturity if, as a result of such purchase, more than 10 percent of the assets of the Fund (taken at current value) is invested in such securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value and include restricted securities that are subject to legal or contractual restrictions on resale.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Small Cap Fund.

     7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Small Cap Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

     8. Purchase securities of other open-end investment companies. The Fund may, however, purchase securities of closed-end investment companies so long as the Fund and the International Stock Fund do not own in the aggregate more than 10 percent of the outstanding voting securities of such investment company.

     9. Issue senior securities, bonds, or debentures.

     10. Underwrite securities of other issuers, except that the Small Cap Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the 1933 Act.

     11. Borrow money in excess of 5 percent of its net assets value. Any borrowing must only be temporary, from banks, and for extraordinary or emergency purposes.

     12. Invest its assets in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Small Cap Fund's total assets to be invested in companies which have a record of less than three years' continuous operation, including the operation of predecessors and parents.

     13. Invest in companies for the purpose of exercising control or management.

     14. Engage in short sales of securities except to the extent that such sales are "against the box"; that is, only to the extent the Small Cap Fund owns the securities sold short or owns other securities convertible into an equivalent amount of the securities sold short. Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Small Cap Fund's net assets taken at market may, at any time, be held as collateral for such sales.

     15. Buy and sell puts and calls on stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

     Some of the policies described above prohibit particular practices. Other policies (paragraphs 4, 5, 11, 12, and 14) permit specified practices but limit the portion of the Small Cap Fund's assets that may be so invested. (See the Prospectus for additional information.) Except for the practices described in paragraph 5, the Small Cap Fund has no intention of engaging in these permitted practices in the foreseeable future.

     The International Stock Fund may not:

     1. Buy or sell commodities. However, the International Stock Fund may invest in futures contracts or options on such contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15, and may enter into foreign currency transactions.

     2. Concentrate investments in any industry. However, the International Stock Fund may (a) invest up to 25 percent of the value of its assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of its assets in securities issued or guaranteed by the United States or its agencies or instrumentalities.

     3. Buy or sell real estate. However, the International Stock Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which deal in real estate or interests therein.

     4. Make loans to other persons, except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue and except to the extent the entry into repurchase agreements in accordance with the Fund's investment restrictions may be deemed a loan.

     5. Purchase illiquid securities, including restricted securities and repurchase agreements of more than seven days maturity if, as a result of such purchase, more than 10 percent of the assets of the Fund (taken at current value) is invested in such securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value and include restricted securities that are subject to legal or contractual restrictions on resale. Certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A under the 1933 Act and for which a dealer or institutional trading market exists may be deemed to be liquid securities by the Trustees of the Trust and, therefore, are not subject to the above investment restriction.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held by the International Stock Fund.

     7. Purchase the securities of any issuer (including any foreign government issuer) if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. government and its agencies and instrumentalities), with reference to 75 percent of the assets of the International Stock Fund.

     8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3 percent of the total outstanding voting stock of such company is owned by the Fund, (ii) 5 percent of the International Stock Fund's total assets would be invested in any one such company, and (iii) 10 percent of the International Stock Fund's total assets would be invested in such securities.

     9. Issue senior securities, bonds, or debentures.

     10. Underwrite securities of other issuers, except that the International Stock Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the International Stock Fund, it might be deemed to be an underwriter for purposes of the 1933 Act.

     11. Borrow money, except temporarily for extraordinary or emergency purposes. For all amounts borrowed, the Fund will maintain an asset coverage of 300 percent. The International Stock Fund will not make any additional investments while borrowings exceed 5 percent of the Fund's total assets.

     12. Invest its funds in the securities of any company if the purchase would cause more than 5 percent of the value of the International Stock Fund's total assets to be invested in companies which have a record of less than three years of continuous operation, including operation of predecessors and parents.

     13. Invest in companies for the purpose of exercising control or management.

     14. Engage in short sales of securities except to the extent that the International Stock Fund owns other securities convertible into an equivalent amount of such securities. Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the International Stock Fund's net assets taken at market may, at any time, be held as collateral for such sales.

     15. Buy and sell puts and calls on securities, stock index futures, or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a recognized securities association or are listed on a recognized securities or commodities exchange or similar entity.

     Some of the policies described above prohibit particular practices. Other policies (paragraphs 5, 8, 11, 12, and 14) permit specified practices but limit the portion of the International Stock Fund's assets that may be so invested. Subject to the investment restriction, the International Stock Fund expects to engage in the practices described in paragraphs 5 (illiquid securities) and 8 (investment companies). The International Stock Fund has no intention of engaging in the other permitted practices in the foreseeable future.

_______________________________________________________________________________

     ADDITIONAL INFORMATION REGARDING CERTAIN INVESTMENTS BY THE FUNDS
_______________________________________________________________________________

     Additional information with respect to certain of the securities in which a Fund may invest on a temporary basis, as described under "Temporary Investments" in the Prospectus, is set forth below.

Certificates of Deposit

     Certificates of Deposit are receipts issued by a U.S. bank in exchange for the deposit of funds. The U.S. bank agrees to pay the amount deposited, plus interest, to the bearer of the receipt on the date specified on the certificate. Because the certificate is negotiable, it can be traded in the secondary market before maturity. Under current FDIC regulations, $100,000 is the maximum insurance payable on Certificates of Deposit issued to a Fund by any one bank. Therefore, Certificates of Deposit purchased by a Fund may not be fully insured.

Bankers' Acceptances

     Time drafts are drawn on a U.S. bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise or, less frequently, foreign exchange. The draft is then "accepted" by the U.S. bank (the drawee), which in effect unconditionally guarantees to pay the face value of the instrument on its maturity date. The face of the instrument specifies the dollar amount involved, the maturity date, and the nature of the underlying transaction.

Letters of Credit

     Letters of Credit are issued by banks and authorize the beneficiary to draw drafts upon such banks for acceptance and payment under specified conditions.

Commercial Paper

     Commercial paper is an unsecured short-term note of indebtedness issued in bearer form by business or banking firms to finance their short-term credit needs.

Securities Rating Agencies

     Subsequent to its purchase by a Fund, an issue may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of bonds from a Fund's portfolio, but the Adviser will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio. To the extent the ratings accorded by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") for securities may change as a result of changes in the rating systems, a Fund will attempt to use comparison ratings as standards for its investments in municipal bonds in accordance with the policies described herein.

     Commercial Paper Ratings. A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

     Commercial paper rated A1 by S&P has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's
products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparation to meet such obligations.


     Bond Ratings. Moody's -- The following is a description of Moody's three highest bond ratings:


     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


     S&P -- The following is a description of S&P's three highest bond ratings:


     AAA - This is the highest rating assigned by S&P's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

Government Securities

     Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

     Treasury Obligations. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

     Obligations of Agencies and Instrumentalities. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

Mortgage-Backed Certificates

     GNMA (Government National Mortgage Association) Certificates ("Certificates") are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the Funds may purchase are of the "modified pass-through" type. "Modified pass-through" Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the servicing agent and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     The GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a group (or pool) of mortgages insured by FHA or FMHA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury to make any payments required under its guarantee.

     Market for GNMA Certificates. Since the inception of the GNMA Mortgage-Backed Securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     Other Pass-Through Certificates. A Fund may invest in other pass-through securities. These are mortgage-backed securities for which the payments on the underlying mortgages are passed from the mortgage holder through the servicing agent, net of fees paid to the servicing agent, to a Fund. These securities may be "modified pass-through certificates" (like GNMA certificates) whereby a Fund would receive interest and principal payments regardless of whether the mortgagors make the payments, or they may be "straight pass-through certificates" whereby a Fund would receive principal and/or interest only to the extent actually collected by the servicing agent. The servicing agent may be an instrumentality or agency of the U.S. Government or may be an institution such as a bank or savings and loan association. The underlying mortgages may be conventional mortgages as well as mortgages guaranteed by federal agencies or instrumentalities. Straight pass-through securities involve additional risks because payments are not guaranteed. However, this risk may be mitigated to the extent that the underlying mortgages are guaranteed by a federal agency or instrumentality or by a private insurance company. The Fund will limit its investments in other pass-through securities to those issued by Federal National Mortgage Association; Federal Home Loan Mortgage Corporation (Participation Certificates); and Resolution Funding Corp. Participation Certificates.

_______________________________________________________________________________

                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                 MANAGEMENT DISCUSSION OF FUND PERFORMANCE
_______________________________________________________________________________


     We are pleased to report the performance of CMC Small Cap Fund for the last fiscal year. The Fund's total return for the 12 months ended October 31, 1995 was 22.55%. This compares favorably with the Fund's benchmark, the Russell 2000 Stock Index, which posted a 18.34% total return for the same period.

     During the first fiscal quarter, market conditions were not favorable for small cap stocks contrary to the historical pattern of seasonal strength ("the January effect") at this time of year. Concerns about rising inflation led the Federal Reserve to continue tightening interest rates, generating fears that the economy would eventually be tipped into recession. During this period, investors put a premium on large cap stocks and the additional liquidity they provide.

     As the economy appeared to slow early in the year, inflation expectations eased, the Fed stopped tightening, interest rates declined, and the broad market strengthened considerably. The S&P 500 began a sustained bull run that continues today. Small cap stocks also benefited, but it was not until mid-summer that we saw the same level of performance as large cap stocks. A factor contributing to the attractiveness of larger cap stocks was the rapidly declining value of the U.S. dollar, which boosts the earnings growth of large domestic companies with significant amounts of foreign currency-based revenues. Investors focused on these larger companies since they were able to produce earnings growth on par with small companies.

     By mid-summer, the dollar bottomed, the Fed made its first move to lower short-term interest rates, and the performance of small cap stocks improved relative to the broader market. This strength lasted through mid-September, propelling the Russell 2000 alongside the S&P 500 on a year-to-date basis. Growth stocks outperformed cyclicals during this period, with technology and financial stocks leading the market. As history has often shown, late September and October ushered in a correction for the broad market and small cap stocks. However, the Fund was able to significantly outperform the Russell 2000 during this difficult period.

     The Fund benefited from an increase in its exposure to the technology and financial sectors during the second and third fiscal quarters, a period during which these sectors led the market. We eliminated semiconductor stocks from the Fund's portfolio late in the year, thus avoiding most of the sharp decline in these stocks. The Fund also benefited from a reduction in REIT (real estate investment trusts) holdings.

     At October 31st, the major industry categories comprising the Funds net assets were technology at 19.6%, health care at 16.8%, consumer non-durables at 9.1%, machinery/capital spending at 6.3%, and banking/financing at 6.2%. Currently, the ten largest holdings of the Fund are:

                 Elan Corp. (2.5%)
                 Teva Pharmaceutical (2.0%)
                 Target Therapeutics (1.9%)
                 Boston Chicken (1.8%)
                 Micron Systems (1.8%)

                 Media Computer (1.7%)
                 Symantec (1.7%)
                 Healthsouth (1.6%)
                 Thermedics (1.6%)
                 United States Filter (1.5%)

     As we begin fiscal year 1996, we expect continued low inflation, a likely easing by the Federal Reserve, and a sluggish but gradually improving economy. Significant uncertainties remain: the resolution of the budget impasse and its ultimate impact on interest rates and the harm to certain industries, such as health care, that could be caused by proposed cuts. There is currently significant stress in the consumer sector and certain cyclical industries as a result of the slow economy and the Fund will attempt to avoid sectors and stocks that have earnings risk.

     We continue to believe growth stocks will outperform the broader market until there is a pickup in the economy. Earnings growth for the S&P 500 is slowing considerably as we move into the new year, and small cap stocks should re-establish their long term earnings growth superiority. This is particularly positive given the attractive valuation of small versus large cap stocks. The average projected earnings growth rate for the stocks held by the Fund is 22% over the next 3 years, with a P/E to growth ratio of 1.0. Based on IBES estimates, this compares to growth rates and P/E to growth ratios of 17.6% and 0.9, respectively, for the Russell 2000 and 11.9% and 1.2, respectively, for the S&P 500.

     We appreciate your confidence in our ability to provide quality investment services.

                                The Columbia Investment Team


                                November 30, 1995

[Graphic line chart depicting the dollar amounts ($6,000-$24,000) of CMC Small Cap, Russell 2000 and S&P 500 for the period 8/30/89 to 10/95:

                        1 Year     5 Years     Since Inception*
                        ------     -------     ---------------
 CMC Small Cap          22.55%      23.81%         13.86%
 Russell 2000           18.34%      22.09%         10.54%
 S&P 500                26.43%      17.22%         11.79%

 * Inception of operations of the Fund was August 30, 1989. Performance information on the indices is based on the period beginning August 31, 1989. The table above shows total return performance information for the periods ended October 31, 1995. Past performance is not indicative of future performance. S&P 500 and Russell 2000 are unmanaged stock indices.]

--------------------------------------------------------------------------------
                         CMC INTERNATIONAL STOCK FUND
                        A Portfolio of CMC Fund Trust
                  MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------


      Foreign markets generally experienced modest to poor returns during the twelve months ended October 31, 1995. The CMC International Stock Fund fell 5.69% for the period, compared to the FT/S&P Actuaries Euro-Pacific Index, which declined 1.10%. While returns for the one-year period are negative, Fund performance improved after the first fiscal quarter, and continues to date.

      During the first half of the fiscal year, the Fund experienced disappointing performance primarily due to a weak Japanese stock market. We started out the year with a significant weighting in Japan based on our belief that its prospects for growth were attractive after several years of economic adjustment. We also felt that the yen would weaken after its surge in 1994, thus lending support to exporting industries.

      The Kobe earthquake in January, however, upset economic forecasts during the second fiscal quarter, and contrary to nearly all expectations at that time, the yen experienced a sharp increase against the dollar. The Fund did not benefit from the yen's sudden strengthening because we had a defensive currency strategy in place, hedging half the portfolio's exposure to the yen.

      Elsewhere, emerging markets also offered little opportunity for appreciation following the devaluation of the peso and the subsequent selloff of stocks in the Mexican stock market in late 1994. We were able to avoid much of the effect of the peso's devaluation, but we believe that certain emerging markets now offer attractive opportunities for 1996. Our emerging market holdings currently consist of Korea, India, Brazil and, most recently, Hong Kong.

      Contributing to fund performance during the year was our particular focus in the core European markets of Germany and the United Kingdom, which were prospering from declining interest rates. To date, economic growth in Europe has been modest, inflation remains subdued, and the outlook for steady gains in many European markets is positive. We believe that the greatest beneficiaries of this climate are financials and major consumer growth companies, which we are emphasizing in the portfolio.

      During the second half of the year, the Fund benefited from a major change in Japanese monetary policy initiated in early July. The Bank of Japan aggressively lowered interest rates and then, supported by the central banks of the United States and Germany, intervened prominently in the foreign exchange market by buying dollars and selling yen. This led to a rapid decline in the yen and a strong surge in the Japanese stock market. Thereafter, the Fund experienced strong, positive performance. Although the Fund's exposure to Japan has varied throughout the year, it now represents our largest country weighting at 36% of the portfolio, due to its potential for stock market recovery.

      As of November 30, the ten largest country weightings and the ten largest security holdings of the Fund (as a percentage of net assets) are:

Country Weightings                      Security
Japan (36.1%)                           Bombardier Inc. Class B (2.4%)
United Kingdom (14.6%)                  HSBC Holdings, Ltd.(2.1%)
Germany (8.7%)                          Cheung Kong Holdings, Ltd. (2.0%)
Hong Kong (7.0%)                        NTT Corp (1.8%)
France (6.1%)                           UNI-Storebrand AS (1.4%)
Switzerland (5.5%)                      Ciba-Geigy A.G. (Bearer) (1.3%)
Canada (3.7%)                           Telebras (Pfd) (1.2%)
Netherlands (3.6%)                      Keyence Corp (1.2%)
Brazil (3.2%)                           Kyocera Co. Wts. #2 1/23/98 (1.2%)
Finland (2.5%)                          Aegon NV (1.2%)

      Looking ahead to fiscal 1996, we anticipate a more stable environment for international securities. Currency markets have returned to their levels of a year ago, and we believe that the Japanese market has bottomed out and is now on an upswing. While global stock markets generally pose greater risk, we believe that over the long term they will continue to offer investors an excellent way to diversify their assets and to participate in growth opportunities worldwide. After the dramatic gains in the U.S. stock market in 1995, investors in 1996 may look for value in foreign markets, which have lagged behind.

      We appreciate your continuing support.

                                    The Columbia Investment Team


                                    November 30, 1995
[Graphic line chart depicting the dollar amounts ($8,500-$13,000) of CMC International Stock, Euro Pacific Index and S&P 500 for the period 2/1/94 to 10/31/95:

                                       1 Year     Since Inception*
                                       ------     ---------------
    CMC International Stock Fund       -5.69%         -4.09%
    Euro Pacific Index                 -1.10%          1.32%
    S&P 500                            26.43%         15.21%

 * Inception of operations of Fund was February 1, 1994. The table above shows total return performance information for the periods ended October 31, 1995. Past performance is not indicative of future performance. S&P 500 and FT/S&P Actuaries Euro Pacific are unmanaged stock indices.]

-------------------------------------------------------------------------------
                            FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
October 31, 1995

                                                               Shares or
                                                               Face Value          Value (1)
                                                             --------------     --------------
COMMON STOCKS (90.5%)
    Aerospace (1.7%)
        * BE Aerospace, Inc. .............................       333,000        $    2,622,375
        * Orbital Sciences Corp. .........................       461,000             6,569,250
                                                                                --------------
                                                                                     9,191,625
                                                                                --------------
    Banking & Finance (6.2%)
        * California Federal Bank (Class A)...............       150,000             2,212,500
          Community First Bankshares, Inc. ...............        78,200             1,583,550
          First Security Corp. (Del.).....................       144,000             4,716,000
        * Insignia Financial Group, Inc. (Class A)........       100,000             2,700,000
          North Fork Bancorp, Inc. .......................       166,000             3,631,250
          SFFed Corp. ....................................       120,000             3,660,000
          Washington Mutual, Inc. ........................       163,000             4,197,250
          Zions Bancorp...................................       156,000            10,803,000
                                                                                --------------
                                                                                    33,503,550
                                                                                --------------
    Building & Forestry Products (0.8%)
        * U.S. Home Corp. ................................       150,000             4,031,250
                                                                                --------------
    Business & Consumer Services (5.2%)
        * AccuStaff, Inc. ................................       116,000             5,162,000
        * Checkfree Corp. ................................        39,000               823,875
          Danka Business Systems plc ADR..................       140,000             4,690,000
        * On Assignment, Inc. ............................       111,000             2,997,000
        * Opta Food Ingredients, Inc. ....................       252,000             3,843,000
        * Protection One, Inc. ...........................       366,000             2,882,250
        * Robert Half International, Inc. ................       120,000             4,380,000
        * Westcott Communications, Inc. ..................       215,000             2,956,250
                                                                                --------------
                                                                                    27,734,375
                                                                                --------------
    Chemical (2.6%)
        * Applied Extrusion Technologies, Inc.............        91,100             1,400,662
          Minerals Technologies, Inc. ....................       181,900             7,253,263
          Potash Corp. of Saskatchewan, Inc. .............        79,000             5,500,375
                                                                                --------------
                                                                                    14,154,300
                                                                                --------------
    Consumer Durable (3.0%)
        * Custom Chrome, Inc. ............................       256,600             6,447,075
        * Pepsi-Cola Puerto Rico Bottling Co. (Class B)...       200,000             2,725,000
        * Ride, Inc. .....................................       100,000             2,412,500
        * Ultralife Batteries, Inc. ......................       219,400             4,442,850
                                                                                --------------
                                                                                    16,027,425
                                                                                --------------
    Consumer Non-Durable (9.1%)
        * Bed, Bath & Beyond, Inc. .......................       197,100             6,159,375
          Big B, Inc. ....................................       237,500             3,503,125
        * Borders Group, Inc. ............................       287,700             4,926,862
        * Boston Chicken, Inc. ...........................       288,000             9,738,000

--------------------------------------------------------------------------------
                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               Shares or
                                                               Face Value          Value (1)
                                                             --------------     --------------
COMMON STOCKS (Continued)

        * Day Runner, Inc. ...............................        170,000       $    4,292,500
        * Gymboree Corp. .................................        124,500            2,816,812
          Harman International Industries, Inc. ..........        152,775            7,046,747
        * Nine West Group, Inc. ..........................        130,000            5,785,000
        * Rexall Sundown, Inc. ...........................        200,000            3,000,000
          Tiffany & Co. ..................................         32,700            1,426,538
                                                                                --------------
                                                                                    48,694,959
                                                                                --------------
    Consumer Staples (0.1%)
        * Mondavi (Robert) Corp. .........................         28,000              791,000
                                                                                --------------
    Energy (3.9%)
        * Barrett Resources Corp. ........................        205,500            4,777,875
        * Cairn Energy USA, Inc. .........................        402,500            4,830,000
        * Flores & Rucks, Inc. ...........................        290,000            3,770,000
        * Global Natural Resources, Inc. .................        330,000            3,300,000
        * Gulf Canada Resources Ltd. .....................        680,000            2,635,000
        * Texas Meridian Resources Corp. .................        170,000            1,848,750
                                                                                --------------
                                                                                    21,161,625
                                                                                --------------
    Energy Services (2.8%)
        * BJ Services Co. ................................        295,000            6,932,500
        * Dreco Energy Services Ltd. (Class A)............        200,600            2,758,250
        * Input/Output, Inc. .............................         90,000            3,363,750
        * Pride Petroleum Services, Inc. .................        230,000            2,012,500
                                                                                --------------
                                                                                    15,067,000
                                                                                --------------
    Entertainment & Media (2.5%)
        * Hollywood Entertainment Corp. ..................        190,000            5,082,500
        * Scholastic Corp. ...............................         72,000            4,446,000
        * United International Holdings, Inc. (Class A)...        229,300            3,611,475
                                                                                --------------
                                                                                    13,139,975
                                                                                --------------
    Health (16.8%)
        * ARV Assisted Living, Inc. ......................        100,000            1,500,000
        * Assisted Living Concepts, Inc. .................        175,000            2,515,625
          Ballard Medical Products........................        245,333            4,231,994
        * Elan Corp. plc ADR..............................        280,000           11,235,000
        * Haemonetics Corp. (Mass.).......................        245,000            4,624,375
        * HEALTHSOUTH Corp. ..............................        314,000            8,203,250
        * IDEXX Laboratories, Inc. .......................         41,000            1,670,750
        * InStent, Inc. ..................................         16,000              268,000
        * Medic Computer Systems, Inc. ...................        144,000            7,668,000
        * Mycogen Corp. ..................................        120,000            1,605,000
        * Nellcor Puritan Bennett, Inc. ..................         70,000            4,025,000
        * OccuSystems, Inc. ..............................        172,000            3,558,250
        * Sterling House Corp. ...........................        129,600            1,603,800
          Surgical Care Affiliates, Inc. .................        260,000            7,702,500
        * Target Therapeutics, Inc. ......................        100,600            7,796,500

--------------------------------------------------------------------------------
                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               Shares or
                                                               Face Value          Value (1)
                                                             --------------     --------------
COMMON STOCKS (Continued)

          Teva Pharmaceutical Industries Ltd. ADR.........        260,000       $   10,205,000
        * Thermedics, Inc. ...............................        335,000            6,155,625
        * UroMed Corp. ...................................        286,000            3,038,750
        * Value Health, Inc. .............................        120,000            2,745,000
                                                                                --------------
                                                                                    90,352,419
                                                                                --------------
    Insurance (1.8%)
          Executive Risk, Inc. ...........................        140,300            3,086,600
          Protective Life Corp. ..........................         93,000            2,650,500
        * RenaissanceRe Holdings Ltd. ....................         82,000            2,224,250
        * Transnational Re Corp. (Class A)................         75,000            1,678,125
                                                                                --------------
                                                                                     9,639,475
                                                                                --------------
    Machinery & Capital Spending (6.3%)
          Albany International Corp. (Class A)............        174,000            3,610,500
          Applied Power, Inc. (Class A)...................        228,100            6,928,538
        * Elsag Bailey Process Automation N.V. ...........        137,000            3,733,250
          Harnischfeger Industries, Inc. .................         90,000            2,835,000
        * Jacobs Engineering Group, Inc. .................        150,000            3,281,250
        * Larsen & Toubro Ltd. GDR .......................        112,000            1,988,000
          Roper Industries, Inc. .........................         94,000            3,407,500
          Titan Wheel International, Inc. ................        307,500            4,458,750
        * Wolverine Tube, Inc. ...........................        108,000            3,847,500
                                                                                --------------
                                                                                    34,090,288
                                                                                --------------
    Metal Mining & Steel (1.7%)
          Cambior, Inc. ..................................        197,900            1,954,263
          Schnitzer Steel Industries, Inc. (Class A)......        167,000            4,425,500
        * TVX Gold, Inc. .................................        421,000            2,736,500
                                                                                --------------
                                                                                     9,116,263
                                                                                --------------
    Pollution Control (3.8%)
        * Air & Water Technologies Corp. (Class A)........        406,625            2,033,125
        * Earth Technology Corp.-USA......................        173,800              869,000
        * Osmonics, Inc. .................................        276,550            4,701,350
        * Tetra Tech, Inc. ...............................        224,212            4,876,611
        * U.S. Filter Corp. ..............................        330,300            7,679,475
                                                                                --------------
                                                                                    20,159,561
                                                                                --------------
    Real Estate Securities (0.6%)
          Shurgard Storage Centers, Inc. (Class A)........        130,000            3,315,000
                                                                                --------------
    Technology (19.6%)
        * Actel Corp. ....................................        332,800            3,910,400
        * ADE Corp. ......................................         40,000              600,000
        * Advanced Semiconductor Materials
            International N.V. ...........................         66,000            3,093,750
        * American Management Systems, Inc. ..............        116,900            3,375,487
        * Applied Innovation, Inc. .......................         90,000              866,250
        * Avid Technology, Inc. ..........................         50,000            2,187,500
        * Cambridge Technology Partners, Inc. (Mass.).....         72,000            4,086,000

--------------------------------------------------------------------------------
                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               Shares or
                                                               Face Value          Value (1)
                                                             --------------     --------------
COMMON STOCKS (Continued)

        * Checkpoint Systems, Inc. .......................        96,000        $    2,772,000
        * Computron Software, Inc. .......................        11,800               200,600
        * Comverse Technology, Inc. ......................       165,000             3,753,750
        * FORE Systems, Inc. .............................       100,000             5,300,000
        * Gandalf Technologies, Inc. .....................       300,000             1,706,250
        * Geotek Communications, Inc. ....................       100,000               825,000
        * Geoworks........................................       157,300             3,362,288
        * IMNET Systems, Inc. ............................        57,200             1,451,450
        * Integrated Silicon Systems, Inc. ...............       196,200             5,763,375
        * Intersolv, Inc. ................................       275,000             4,331,250
        * Itron, Inc. ....................................       125,300             3,633,700
        * Macromedia, Inc. ...............................       120,000             4,440,000
        * Micros Systems, Inc. ...........................       200,000             7,450,000
        * Microtest, Inc. ................................       110,000             1,705,000
        * PHAMIS, Inc. ...................................        80,000             2,020,000
          Pioneer Standard Electronics, Inc. .............       210,000             2,913,750
        * Platinum Technology, Inc. ......................       202,000             3,686,500
        * Premenos Technology Corp. ......................       110,000             4,317,500
        * Pure Software, Inc. ............................        10,400               382,200
        * RadiSys, Corp. .................................        80,000               930,000
        * S3, Inc. .......................................       270,000             4,623,750
        * SpeedFam International, Inc. ...................        52,000               851,500
        * SPSS, Inc. .....................................       220,000             3,712,500
        * Structural Dynamics Research Corp. .............       176,900             3,228,425
        * Symantec Corp. .................................       240,000             5,835,000
        * Tower Semiconductor Ltd. .......................       134,000             4,053,500
        * Transaction Systems Architects, Inc. ...........       140,000             3,640,000
                                                                                --------------
                                                                                   105,008,675
                                                                                --------------
    Utilities/Communications (2.0%)
        * Intermedia Communications of Florida, Inc. .....       395,000             4,986,875
        * MobilMedia Corp. ...............................        80,000             2,100,000
        * Mobile Telecommunication Technologies Corp. ....       127,000             3,603,625
                                                                                --------------
                                                                                    10,690,500
                                                                                --------------
          Total Common Stocks
            (Cost $401,559,338)...........................                         485,869,265
                                                                                --------------

WARRANTS (0.0%)
    Energy Services (0.0%)
        * BJ Services Co.
            (Cost $241,440)...............................        60,000               270,000
                                                                                --------------

          Total investments, excluding temporary cash
            investments (Cost $401,800,778)...............                         486,139,265
                                                                                --------------

--------------------------------------------------------------------------------
                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               Shares or
                                                               Face Value          Value (1)
                                                             --------------     --------------
REPURCHASE AGREEMENTS (10.6%)

        Goldman Sachs Corp.
        5.860% dated 10/31/1995,
        due 11/01/1995 in the
        amount of $26,258,781.
        Collateralized by U.S. Treasury Bonds
        10.625% to 12.000%
        due 06/15/2013 to 06/15/2015,
        U. S. Treasury Note
        6.500% due 11/15/2000,
        U. S. Treasury Strip
        due 06/15/1998....................................   $    26,254,566    $    26,254,566
        J.P. Morgan Securities, Inc.
        5.840% dated 10/31/1995,
        due 11/01/1995 in the
        amount of $25,904,144.
        Collateralized by U.S. Treasury Notes
        6.250% to 6.500%,
        due 08/15/1997 to 08/15/2005......................        25,900,000         25,900,000
        Merrill Lynch GSI
        5.880% dated 10/31/1995,
        due 11/01/1995 in the
        amount of $4,800,773.
        Collateralized by U.S. Treasury Notes
        4.000% to 8.500%,
        due 01/31/1996 to 08/15/2005......................         4,800,000          4,800,000
        Total Repurchase Agreements                                             ---------------
         (Cost $56,954,566)...............................                           56,954,566
                                                                                ---------------
        Total Investments (101.1%)
          (Cost $458,755,344).............................                          543,093,831

        Receivables less liabilities (-1.1%)..............                           (5,926,472)
                                                                                ---------------
                  Net Assets (100.0%).....................                      $   537,167,359
                                                                                ===============

(1) See Note 1 of Notes to Financial Statements.

*Non-Income Producing

  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                       CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
October 31, 1995

                                                               Shares or
                                                               Face Value          Value (1)
                                                             --------------     --------------
COMMON STOCKS (89.9%)

    Brazil (0.9%)
           Companhia Energetica de Minas Gerais SA, ADR
             (Utilities-Electric).........................        15,368        $     328,491
           Usinas Siderurgicas de Minas Gerais SA, ADR
             (Metals, Mining & Steel).....................        30,000              270,000
                                                                                -------------
                                                                                      598,491
                                                                                -------------
    Canada (4.1%)
           Bombardier, Inc. (Class B)
             (Manufacturing - Diversified Industries).....       130,000            1,583,891
        *  Future Shop Ltd., The (Retail).................        50,000              571,987
           Magna International, Inc. (Class A)
             (Motor Vehicles & Parts).....................        15,000              652,902
                                                                                -------------
                                                                                    2,808,780
                                                                                -------------
    Finland (3.3%)
          Finnair Oy (Transportation).....................        48,000              348,449
          Kesko Oy (Retail)...............................        25,000              313,472
          Kymmene Oy (Paper & Forest Products)............        20,000              546,809
          Nokia Oy (Class A) (Electronics)................         6,000              343,641
          Valmet Oy (Class A) (Machinery &
            Capital Spending).............................        27,000              750,919
                                                                                -------------
                                                                                    2,303,290
                                                                                -------------
    France (6.3%)
          Alcatel Alsthom SA (Electrical Equipment).......         2,000              170,867
          AXA SA (Insurance)..............................        10,000              555,647
          BIC SA (Consumer Products)......................         6,000              569,558
          Brioche Pasquier SA (Food Processing)...........         2,600              342,021
          Carrefour SA (Retail)...........................         1,300              763,830
          Coflexip Stena Offshore Group, ADR
            (Oil Equipment & Services)....................        35,000              490,000
          ECCO SA (Business Services).....................         1,600              248,118
          LVMH Moet Hennessy Louis Vuitton SA
            (Consumer Products)...........................         2,000              398,118
          Societe Nationale d'Exploitation Industrielle
            des Tabacs et Allumettes (Consumer Products)..        15,000              521,686
          Societe Generale SA (Banking)...................         2,500              285,904
                                                                                -------------
                                                                                    4,345,749
                                                                                -------------
    Germany (5.2%)
          Bayer AG (Chemicals)............................         1,800              478,977
          Daimler-Benz AG (Motor Vehicles & Parts)........         1,200              578,678
          Gehe AG (Wholesale Distributor).................         1,100              540,227
       *  Gerresheimer Glas AG (Containers)...............         1,300              238,380
          Karstadt AG (Retail)............................         1,000              436,389
          Mannesmann AG (Machinery & Capital Spending)....         2,000              658,564
       *  SGL Carbon AG (Metals, Mining & Steel)..........         5,500              360,803
          Siemens AG (Electrical Equipment)...............           550              288,486
                                                                                -------------
                                                                                    3,580,504
                                                                                -------------

--------------------------------------------------------------------------------
                       CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               Shares or
                                                               Face Value          Value (1)
                                                             --------------     --------------
COMMON STOCKS (Continued)

    Hong Kong (7.1%)
          Cheung Kong Holdings Ltd. (Real Estate).........       250,000        $   1,409,872
          China Light & Power Co., Ltd.
            (Utilities-Electric)..........................       170,000              905,939
          HSBC Holdings plc (Banking).....................       100,321            1,459,814
          Swire Pacific Ltd. (Class A) (Transportation)...       150,000            1,125,310
                                                                                -------------
                                                                                    4,900,935
                                                                                -------------
      India (2.2%)
          Bajaj Auto Ltd., GDR (Motor Vehicles & Parts)...         7,800              206,700
        * Indian Hotels Co., Ltd., The, GDR
            (Entertainment & Leisure).....................        20,000              360,000
          Larsen & Toubro Ltd., GDR
            (Engineering & Construction)..................        20,000              355,000
          Tata Engineering & Locomotive Co., Ltd., GDS
            (Motor Vehicles & Parts)......................        27,500              574,063
                                                                                -------------
                                                                                    1,495,763
                                                                                -------------
    Italy (0.8%)
        * De Rigo S.p.A., ADS (Consumer Products)........         8,000              165,000
        * Gucci Group N.V. (Consumer Products)...........        12,000              360,000
                                                                                -------------
                                                                                      525,000
                                                                                -------------
      Japan (32.1%)
          Ajinomoto Co., Inc. (Food & Beverages)..........       17,000               168,168
          CANON, INC. (Electronics).......................       44,000               754,163
          Daiwabo Information System Co., Ltd.
            (Technology)..................................        6,000               172,184
          East Japan Railway Co. (Transportation).........           63               298,031
          Fuji Bank Ltd., The (Banking)...................       30,000               558,276
          Fuji Photo Film Co., Ltd. (Entertainment
            & Leisure)....................................        9,000               223,017
          FUJICOPIAN CO., LTD. (Machinery
            & Capital Spending)...........................       24,000               197,453
          Hitachi Ltd.(Electrical Equipment)..............       65,000               668,462
          Industrial Bank of Japan Ltd., The (Banking)....       23,000               628,501
          ITO-YOKADO CO., LTD. (Retail)...................        6,000               328,501
          JUSCO CO., LTD. (Retail)........................       32,000               752,204
          KAJIMA CORP. (Construction).....................       27,000               249,638
          Kao Corp. (Consumer Products)...................       17,000               206,464
          Kawasaki Steel Corp. (Metals, Mining & Steel)...       73,000               243,095
          Kel Corp. (Electronics).........................       25,000               457,884
          KEYENCE CORP. (Electronics).....................        7,000               863,859
          Kinki Nippon Railway Co., Ltd. (Transportation).       33,000               255,338
          KOMATSU LTD. (Machinery & Capital Spending).....       26,000               203,722
          KUBOTA CORP. (Machinery & Capital Spending).....       30,000               186,288
          Laox Co., Ltd. (Retail).........................       19,000               413,124
          Marubeni Corp. (Wholesale Distributor)..........       90,000               438,982
          Mitsubishi Bank Ltd., The (Banking).............       28,000               548,482
          Mitsubishi Chemical Corp. (Chemicals)...........       65,000               295,397
          Mitsubishi Estate Co., Ltd. (Real Estate).......       60,000               640,549
          Mitsubishi Heavy Inds., Ltd.
            (Machinery & Capital Spending)................       51,000               394,114

--------------------------------------------------------------------------------
                       CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               Shares or
                                                               Face Value          Value (1)
                                                             --------------     --------------
COMMON STOCKS (Continued)

    Japan (Continued)
          Mitsubishi Trust & Banking Corp., The (Banking).        20,000        $      280,118
          Mitsui Fudosan Co., Ltd. (Real Estate)..........        66,000               756,317
          Mitsui Home Co., Ltd. (Construction)............        23,000               326,641
          MITSUMI ELECTRIC CO., LTD. (Electronics)........         9,000               217,728
          MR. MAX CORP. (Retail)..........................        15,000               258,570
          NEC Corp. (Electronics).........................       100,000             1,322,233
          Nintendo Co., Ltd. (Entertainment & Leisure)....         3,000               220,960
          NIPPON STEEL CORP. (Metals, Mining & Steel).....        95,000               315,426
          NIPPON TELEGRAPH & TELEPHONE CORP.
            (Utilities-Communication).....................            91               754,360
          Nippon Yusen Kabushiki Kaisha (Transportation)..        47,000               251,802
          NIPPONDENSO CO., LTD. (Motor Vehicles & Parts)..        20,000               366,308
          NISSAN MOTOR CO., LTD. (Motor Vehicles & Parts).        40,000               270,323
          Nomura Securities Co., Ltd., The
            (Financial Services)..........................        22,000               402,938
          NTT Data Communications Systems Corp.
            (Business Services)...........................            18               451,322
          OMRON CORP. (Electronics).......................         9,000               210,676
          ROHM CO., LTD. (Electronics)....................        16,000               968,462
          SANKYO CO., LTD. (Pharmaceuticals)..............        10,000               220,372
          Sanwa Bank Ltd., The (Banking)..................        30,000               511,263
          Sekisui Chemical Co., Ltd. (Chemicals)..........        60,000               781,587
          SHIMIZU CORP. (Construction)....................        26,000               242,684
          Shin-Etsu Chemical Co., Ltd. (Chemicals)........        17,000               347,992
          SONY CORP. (Electronics)........................         5,000               225,269
          Sumitomo Trust & Banking Co., Ltd.,
            The (Banking).................................        20,000               231,146
          Takeda Chemical Inds., Ltd. (Pharmaceuticals)...        23,000               324,388
          Tokio Marine & Fire Insurance Co., Ltd.,
            The (Insurance)...............................        30,000               308,521
          TONEN CORP. (Oil & Gas Products)................        17,000               241,430
          Toyo Communication Equipment Co., Ltd.
            (Electronics).................................        17,000               316,357
          TOYOTA MOTOR CORP. (Motor Vehicles & Parts).....        31,000               576,885
          TRANS COSMOS, INC. (Business Services)..........         4,000               222,527
                                                                                --------------
                                                                                    22,070,501
                                                                                --------------
      Korea (1.1%)
        * CITC Seoul Excel Trust, IDR (Investment Trust)..        70,000               771,400
                                                                                --------------
      Netherlands (3.6%)
          Aegon NV (Insurance)............................        20,210               767,744
          Elsevier NV (Publishing)........................        50,000               646,880
          Heineken NV (Food & Beverages)..................         3,600               639,269
          Philips Electronics NV (Electronics)............        10,000               386,860
                                                                                --------------
                                                                                     2,440,753
                                                                                --------------
      Norway (1.3%)
          UNI Storebrand AS (Class A) (Insurance).........       180,000               907,806
                                                                                --------------

--------------------------------------------------------------------------------
                       CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               Shares or
                                                               Face Value          Value (1)
                                                             --------------     --------------
COMMON STOCKS (Continued)

    Sweden (0.9%)
          Telefonaktiebolaget LM Ericsson (Class B)
            (Electronics).................................        28,000        $      595,251
                                                                                --------------
    Switzerland (5.4%)
          Alusuisse-Lonza Holding AG (Bearer)
            (Metals, Mining & Steel)......................           950               726,520
          BBC Brown Boveri Ltd. (Series A) (Bearer)
            (Electrical Equipment)........................           550               638,194
          Ciba-Geigy AG (Bearer) (Pharmaceutical).........         1,000               863,436
          Roche Holding Ltd. (Genusssheine)
            (Pharmaceutical)..............................           100               726,872
          Swiss Reinsurance Co. (Registered) (Insurance)..           420               459,595
          Zurich Insurance Co. (Registered) (Insurance)...         1,000               286,344
                                                                                --------------
                                                                                     3,700,961
                                                                                --------------
    United Kingdom (15.6%)
          Abbey National plc (Banking)....................        40,000               338,436
          Argyll Group plc (Retail).......................        57,000               289,543
          B.A.T Inds. plc (Consumer/Business Services)....        40,000               328,008
          Barclays plc (Banking)..........................        60,000               703,890
          BOC Group plc, The (Chemicals)..................        21,000               288,334
          British Petroleum Co. plc (Energy)..............        70,754               520,389
          British Sky Broadcasting Group plc (Media Group)       115,000               686,826
          Compass Group plc (Food & Beverages)............        32,000               217,408
          General Electric Co. plc (Electrical Equipment).        70,000               347,284
          Glaxo Wellcome plc (Pharmaceutical).............        25,000               337,133
          Hays plc (Business Services)....................        58,000               335,402
          Lloyds Bank plc (Banking).......................        38,000               467,411
          Next plc (Retail)...............................       100,000               651,750
          PowerGen plc (Utilities-Electric)...............        40,000               358,976
          Provident Financial plc (Financial Services)....        37,318               453,421
          Prudential Corp. (Insurance)....................        50,000               312,445
          Reed Intl. plc (Publishing).....................        28,000               425,589
          Reuters Holdings plc (Business Services)........        66,000               613,166
          Sage Group plc (Media Group)....................        70,000               279,818
          Severn Trent plc (Utilities-Water)..............        40,000               406,060
          Siebe plc (Machinery & Capital Spending)........        61,976               736,864
          SmithKline Beecham plc (Class A)
            (Pharmaceuticals).............................        30,000               313,077
          THORN EMI plc (Entertainment & Leisure).........        30,568               711,421
          Tomkins plc (Manufacturing-Diversified
            Industries)...................................         1,282                 5,054
          Vodafone Group plc (Utilities-Communication)....       145,000               597,951
                                                                                --------------
                                                                                    10,725,656
                                                                                --------------
          Total Common Stocks
            (Cost $58,997,440)............................                          61,770,840
                                                                                --------------

--------------------------------------------------------------------------------
                       CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                 Shares or
                                                                 Face Value          Value (1)
                                                               --------------     --------------
PREFERRED STOCKS (4.4%)

    Brazil (2.2%)
          Companhia Cervejaria Brahma SA (Food & Beverages)..        550,000    $      209,932
        * Companhia Tecidos do Norte de Minas SA (Textiles)..      1,200,000           374,415
          Refrigeracao Parana SA (Consumer Products).........     80,000,000           188,872
          Telecomunicacoes Brasileiras SA
            (Utilities-Communication)........................     17,500,000           709,646
                                                                                --------------
                                                                                     1,482,865
                                                                                --------------
    Germany (2.2%)
          Fresenius AG (Pharmaceutical)......................            600           479,744
          Jil Sander AG (Consumer Products)..................            545           457,072
          Systeme, Anwendungen, Produkte in der
          Dattenverarbeitung AG (Business Services)..........          4,000           614,073
                                                                                --------------
                                                                                     1,550,889
                                                                                --------------
          Total Preferred Stocks
            (Cost $2,690,473)................................                       3,033,754
                                                                                --------------
WARRANTS (2.3%)

    Germany (0.8%)
        * Veba AG (04/06/1998) (Utilities-Electric)..........          4,000           570,007
                                                                                --------------
    Japan (1.5%)
        *  Kyocera Corp. #2 (01/23/1998) (Electronics).......            560           945,000
        *  Mr. Max Corp. (02/17/1998) (Retail)...............          6,000            84,581
                                                                                --------------
                                                                                     1,029,581
                                                                                --------------
           Total Warrants
             (Cost $1,487,986)...............................                        1,599,588
                                                                                --------------
           Total investments, excluding temporary cash
             investment (Cost $63,175,899)...................                       66,404,182
                                                                                --------------
REPURCHASE AGREEMENT (2.8%)

          Goldman Sachs Corp.
          5.860% dated 10/31/1995,
          due 11/1/1995 in the
          amount of $1,946,270
          Collateralized by U.S. Treasury Bonds
          10.625% to 12.000%
          due 06/15/2013 to 06/15/2015,
          U. S. Treasury Note
          6.500% due 11/15/2000,
          U. S. Treasury Strip
          due 06/15/1998
          (Cost $1,945,958)..................................      1,945,958         1,945,958
                                                                                --------------

--------------------------------------------------------------------------------
                       CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                 Shares or
                                                                 Face Value          Value (1)
                                                               --------------     --------------
          Total Investments (99.4%)
            (Cost $65,121,857)............................                      $   68,350,140

          Cash and receivables less liabilities (0.6%)....                             407,412
                                                                                --------------
          Net Assets (100.0%).............................                      $   68,757,552

(1) See Note 1 of Notes to Financial Statements.

*Non-Income Producing

 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             CMC SMALL CAP FUND
                        CMC INTERNATIONAL STOCK FUND
                        Portfolios of CMC Fund Trust
                    STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 1995

                                                          CMC Small     CMC International
                                                          Cap Fund          Stock Fund
                                                      ----------------  -----------------

ASSETS:
  Investments at identified cost                      $    401,800,778  $      63,175,899
----------------------------------------------------  ----------------  -----------------

  Investments at value (Notes 1 and 2)..............  $    486,139,265  $      66,404,182
  Temporary cash investments, at cost (Note 1)......        56,954,566          1,945,958
  Cash..............................................                              100,711
  Cash denominated in foreign currencies
    (cost $4,247)(Note 1)...........................                                4,239
  Receivable for:
    Interest........................................           177,399             11,269
    Dividends.......................................           122,496            107,656
    Investments sold................................         7,808,370
    Forward foreign currency exchange contracts
      held at market................................                           35,839,838
                                                      ----------------  -----------------
  Total assets......................................       551,202,096        104,413,853
                                                      ----------------  -----------------
LIABILITIES:
  Payable for:
    Dividends and distributions.....................         1,918,944              6,800
    Investments purchased...........................        11,729,012
    Investment management fee (Note 4)..............           346,391             44,676
    Accrued expenses................................            40,390             36,155
    Forward foreign currency exchange contracts
      held at market................................                           35,568,670
                                                      ----------------  -----------------
  Total liabilities.................................        14,034,737         35,656,301
                                                      ----------------  -----------------

  Net assets applicable to outstanding shares.......  $    537,167,359  $      68,757,552
                                                      ================  =================

  Net assets consist of:
    Undistributed net investment loss...............  $        (18,884) $          (9,470)
    Unrealized appreciation on:
      Investments...................................        84,338,487          3,228,283
      Translation of assets and liabilities
        in foreign currencies.......................                              271,661
    Undistributed net realized loss from:
      Investments...................................          (259,916)        (6,419,526)
      Foreign currency transactions.................                             (294,428)
    Capital paid in (Note 3)........................       453,107,672         71,981,032
                                                      ----------------  -----------------
                                                      $    537,167,359  $      68,757,552
                                                      ================  =================

Shares of capital stock outstanding (Note 3)........         9,593,018          1,855,088
                                                      ================  =================

Net asset value, offering and
  redemption price per share (1)....................  $          56.00  $           37.06
                                                      ================  =================

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             CMC SMALL CAP FUND
                        CMC INTERNATIONAL STOCK FUND
                        Portfolios of CMC Fund Trust
                          STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
Fiscal Year Ended October 31, 1995

                                                                  CMC Small        CMC International
                                                                  Cap Fund             Stock Fund
                                                               ---------------     -----------------
INVESTMENT INCOME:
   Income:
      Interest............................................     $     1,475,122      $       443,037
      Dividends...........................................           4,191,211            1,158,592
      Foreign taxes withheld..............................                                 (166,148)
                                                               ---------------      ---------------
         Total income.....................................           5,666,333            1,435,481
                                                               ---------------      ---------------
   Expenses:
      Investment management fees (Note 4).................           3,528,353              543,358
      Shareholder servicing costs (Note 4)................              21,103               18,000
      Reports to shareholders ............................                 200                   65
      Financial information and subscriptions.............                 380
      Accounting service fees.............................            .                      26,896
      Custodian fees......................................              15,805               65,720
      Bank transaction and checking fees..................              24,598               27,096
      Registration fees...................................               5,411                2,342
      Legal, insurance and auditing fees..................              36,407               27,357
      Other (Note 4)......................................               6,619                3,865
                                                               ---------------      ---------------
         Total expenses...................................           3,638,876              714,699
                                                               ---------------      ---------------
   Net investment income (Note 1).........................           2,027,457              720,782
                                                               ---------------      ---------------
Realized gain (loss) and unrealized appreciation (depreciation)
      from investment and foreign currency transactions:
   Net realized gain (loss) from:
      Investments (Note 2)................................          37,975,837           (5,546,911)
      Foreign currency transactions (Note 1)..............                                 (672,552)
                                                               ---------------      ---------------
        Net realized gain (loss)..........................          37,975,837           (6,219,463)
                                                               ---------------      ---------------
   Net unrealized appreciation (depreciation) on:
      Investments (Note 1)................................          54,175,558             (205,745)
      Translation of assets and liabilities in
        foreign currencies (Note 1).......................                                  257,407
                                                               ---------------      ---------------
        Net unrealized appreciation during the period.....          54,175,558               51,662
                                                               ---------------      ---------------
   Net gain (loss) on investment and foreign currency
     transactions (Note 1)................................          92,151,395           (6,167,801)
                                                               ---------------      ---------------
   Net increase (decrease) in net assets resulting from
     operations...........................................     $    94,178,852      $    (5,447,019)

 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             CMC SMALL CAP FUND
                        CMC INTERNATIONAL STOCK FUND
                        Portfolios of CMC Fund Trust
                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
Fiscal Year Ended October 31

                                                                     CMC Small                          CMC International
                                                                     Cap Fund                               Stock Fund
                                                        -----------------------------------     -----------------------------------
                                                             1995                1994                1995                1994    (1)
                                                        ---------------     ---------------     ---------------     ---------------
INCREASE  (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income.........................    $     2,027,457     $     1,422,157     $       720,782     $       203,060
      Net realized gain (loss) from:
        Investments (Note 2)........................         37,975,837          72,071,990          (5,546,911)           (757,696)
        Foreign currency transactions...............                                                   (672,552)         (1,676,385)
      Change in net unrealized appreciation
        (depreciation) on:
           Investment...............................         54,175,558         (59,064,003)           (205,745)          3,434,028
           Translation of assets and liabilities
             in foreign currencies (Note 1 )........                                                    257,407              14,254
                                                        ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in net assets
        resulting from operations...................         94,178,852          14,430,144          (5,447,019)          1,217,261
   Distributions to shareholders:
      From net investment income....................         (1,453,395)         (1,422,157)**         (359,577)
      In excess of net investment income............                                (37,501)*            (9,470)*
      From net realized gain from
        investments.................................        (37,975,837)        (72,071,990)
      In excess of net realized gain from
        investments.................................           (315,760)*          (578,709)*
   Capital share transactions, net (Note 3).........         14,781,544          34,727,293          (9,724,562)         83,080,919
                                                        ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets............         69,215,404         (24,952,920)        (15,540,628)         84,298,180

NET ASSETS:
   Beginning of period..............................        467,951,955         492,904,875          84,298,180                   0
                                                        ---------------     ---------------     ---------------     ---------------
   End of period....................................    $   537,167,359(2)  $   467,951,955(3)  $    68,757,552(4)  $    84,298,180
                                                        ===============     ===============     ===============     ===============

(1) From inception of operations on February 1, 1994.
(2) Includes undistributed net investment loss of $18,884.
(3) Includes undistributed net investment loss of $30,090.
(4) Includes undistributed net investment loss of $9,470.
 * On a tax basis, there was no return of capital.
** On a tax basis, $145,012 of the distributions to shareholders consisted of a return of capital.


 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                           CMC SMALL CAP FUND
                      CMC INTERNATIONAL STOCK FUND
                      Portfolios of CMC Fund Trust
                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Significant accounting policies:

       CMC Small Cap Fund and CMC International Stock Fund (the Funds) are portfolios of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established one other portfolio, CMC High Yield Fund, which began operations on July 6, 1994. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Funds for the preparation of their financial statements in conformity with generally accepted accounting principles.

       Investment valuation - The values of the Funds' equity investments are based on the last sale prices reported by the principal securities exchanges on which the investments are traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Temporary investments in short-term securities, principally repurchase agreements, are valued at cost, which approximates market.

      Forward foreign currency exchange contracts - In connection with portfolio purchases and sales of securities denominated in a foreign currency, the CMC International Stock Fund enters into forward foreign currency exchange contracts (contracts). Additionally, the CMC International Stock Fund enters into contracts to hedge certain other foreign currency denominated assets. Contracts are recorded at market value. The CMC International Stock Fund could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Realized losses arising from such transactions amounted to $ 845,486 and are included in net realized loss from foreign currency related transactions. As of October 31, 1995, the CMC International Stock Fund had entered into the following forward currency exchange contracts resulting in net unrealized appreciation of $ 271,168.

                                                                           Net Unrealized
         Currency to                   Currency to          Settlement      Appreciation
        be Delivered                   be Received             Date           (U.S. $)
--------------------------   ------------------------------------------------------------
   10,000,000 Japanese Yen         101,554 U.S. Dollars      11/01/95        $    3,611
  600,000,000 Japanese Yen       5,986,232 U.S. Dollars      11/01/95           109,640
  600,000,000 Japanese Yen       6,040,289 U.S. Dollars      11/01/95           163,697
   11,874,387 Japanese Yen   1,210,000,000 U.S. Dollars      11/01/95           (23,260)
1,200,000,000 Japanese Yen      11,860,637 U.S. Dollars      12/19/95            17,480
                                                                             ----------
                                                                             $  271,168
                                                                             ==========

      Foreign currency translations - The books and records of the CMC International Stock Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

       (i) market value of investment securities, other assets, and liabilities at the daily rates of exchange, and
      (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

      The CMC International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the CMC International Stock Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) at October 31, 1995 resulting from changes in the exchange rates.

      Shareholder distributions - The Funds distribute net investment income twice a year and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the record date.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales and return of capital received from Real Estate Investment Trusts.

--------------------------------------------------------------------------------
                           CMC SMALL CAP FUND
                      CMC INTERNATIONAL STOCK FUND
                      Portfolios of CMC Fund Trust
                NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

1.  Significant accounting policies (Continued):

      Federal income taxes - The Funds have made no provision for federal income taxes on net investment income or net realized gains from sales of securities, since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve them from substantially all federal income taxes.

      As of October 31, 1995, CMC International Stock Fund has capital loss carryovers of $5,454,196 and $757,696 available to offset future capital gains. These capital loss carryovers expire in the year 2003 and 2002 respectively. To the extent that the capital loss carryovers are used to offset any capital gains, it is unlikely that the gains so offset will be distributed to shareholders.

      Other - Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

2. Investment Transactions:

Aggregate purchases, sales and maturities, net realized gain (loss) and unrealized appreciation (depreciation) of securities, excluding temporary cash investments, as of and for the fiscal year ended October 31, 1995 were as follows:

                                                       CMC Small      CMC International
                                                       Cap Fund           Stock Fund
                                                   ----------------   -----------------
Purchases:
  Investment securities other than
    U.S. Government obligations..................  $    565,746,340   $     105,172,236
                                                   ================   =================
Sales and Maturities:
  Investment securities other than
    U.S. Government obligations..................  $    625,481,664   $     102,469,327
                                                   ================   =================
Net Realized Gain (Loss):
  Investment securities other than
    U.S. Government obligations..................  $     37,975,837   $      (5,546,911)
                                                   ================   =================
Unrealized Appreciation (Depreciation)
  as of October 31, 1995:
    Appreciation.................................  $    100,838,290   $       6,207,481
    Depreciation.................................       (16,499,803)         (2,979,198)
                                                   ----------------   -----------------
      Net unrealized appreciation................  $     84,338,487   $       3,228,283
                                                   ================   =================
Unrealized Appreciation (Depreciation) for
  federal income tax purposes as of
  October 31, 1995:
    Appreciation.................................  $    100,823,210   $       6,180,204
    Depreciation.................................       (16,757,578)         (3,159,555)
                                                   ----------------   -----------------
      Net unrealized appreciation................  $     84,065,632   $       3,020,649
                                                   ================   =================
For federal income tax purposes, the cost
of investments owned at October 31, 1995.........  $    402,073,633   $      63,383,533
                                                   ================   =================

The net realized gain for CMC Small Cap Fund includes proceeds of $521,900 from Shareholder class action suits related to securities held by the Fund.

--------------------------------------------------------------------------------
                           CMC SMALL CAP FUND
                      CMC INTERNATIONAL STOCK FUND
                      Portfolios of CMC Fund Trust
                NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

3.  Capital Stock:

                                                                   CMC Small                          CMC International
                                                                   Cap Fund                               Stock Fund
                                                      -----------------------------------   -------------------------------------
                                                        Fiscal Year        Fiscal Year        Fiscal Year        Fiscal Year
                                                           Ended              Ended              Ended              Ended
                                                      October 31, 1995   October 31, 1994   October 31, 1995   October 31, 1994(1)
                                                      ----------------   ----------------   ----------------   -------------------
  Shares:
     Shares sold....................................         1,462,141          1,163,894            310,371             2,135,887
     Shares issued for reinvestment
       of dividends.................................           678,136          1,423,895              9,854
                                                      ----------------   ----------------   ----------------   -------------------
                                                             2,140,277          2,587,789            320,225             2,135,887
     Less shares redeemed...........................        (2,030,154)        (1,837,782)          (598,816)               (2,208)
                                                      ----------------   ----------------   ----------------   -------------------
     Net increase (decrease) in shares..............           110,123            750,007           (278,591)            2,133,679
                                                      ================   ================   ================   ===================
  Amounts:
     Sales..........................................  $     80,911,048   $     66,830,285   $     11,344,299   $        83,168,219
     Reinvestment of dividends......................        37,788,898         70,176,278            362,247
                                                      ----------------   ----------------   ----------------   -------------------
                                                           118,699,946        137,006,563         11,706,546            83,168,219
     Less redemptions...............................      (103,918,402)      (102,279,270)       (21,431,108)              (87,300)
                                                      ----------------   ----------------   ----------------   -------------------
     Net increase (decrease)........................  $     14,781,544   $     34,727,293   $     (9,724,562)  $        83,080,919
                                                      ================   ================   ================   ===================
  Capital stock authorized (shares)                        100,000,000                           100,000,000

(1) From inception of operations on February 1, 1994

4. Transactions with affiliates and related parties:

                                                          CMC Small      CMC International
                                                          Cap Fund           Stock Fund
                                                      ----------------   -----------------
Investment management fees incurred.................     $3,528,353          $543,358

Investment management fee computation basis
  (percentage of daily net assets per annum)........      .75 of 1%          .75 of 1%

Transfer agent fee (included in shareholder
  servicing costs)..................................       $18,000            $18,000

Fees earned by trustees not affiliated with the
  Fund's investment advisor or transfer agent
  (included in other expenses)......................       $6,619              $1,013

The investment advisor of the Funds is Columbia Management Co.

The transfer agent for the Funds is Columbia Trust Company, a subsidiary of Columbia
Funds Management Company. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month.

--------------------------------------------------------------------------------
                           CMC SMALL CAP FUND
                      CMC INTERNATIONAL STOCK FUND
                      Portfolios of CMC Fund Trust
                NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

4. Transactions with affiliates and related parties (Continued):

       The contracts for investment advisory and transfer agent services for the CMC Small Cap Fund and the CMC International Stock Fund must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust.

       Certain officers and Trustees of CMC Fund Trust are also officers and directors of Columbia Management Co., Columbia Trust Company and Columbia Funds Management Company. They did not receive any direct payments from the Funds.

                     REPORT OF INDEPENDENT ACCOUNTANTS
                     ---------------------------------

To the Shareholders and Trustees of CMC Fund Trust:

       We have audited the accompanying statements of assets and liabilities of CMC Small Cap Fund and CMC International Stock Fund, portfolios of CMC Fund Trust, including the schedules of investments, as of October 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended of the CMC Small Cap Fund, and for the period from inception, February 1, 1994, to October 31, 1994 and for the year ended October 31, 1995 of CMC International Stock Fund and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian, and confirmation by correspondence with brokers as to securities purchased but not received at that date or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       We have also audited the financial statements of the CMC High Yield Fund, a portfolio of the Trust, as of and for the year ended October 31, 1995, and we have issued an unqualified opinion thereon. The Annual Report containing our report on the financial statements of the CMC High Yield Fund is available from the Trust.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMC Small Cap Fund and CMC International Stock Fund, portfolios of CMC Fund Trust, as of October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended of CMC Small Cap Fund, and for the period from inception, February 1, 1994 to October 31, 1994 and for the year ended October 31, 1995 of CMC International Stock Fund and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                 COOPERS & LYBRAND L.L.P.

Portland, Oregon
December 1, 1995

                                                                  Part A-II


                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                           1300 S.W. Sixth Avenue
                           Portland, Oregon 97201
                                503-222-3600



       This Prospectus provides information on CMC Fund Trust (the "Trust"), an open-end diversified management investment company, and one of its portfolios, CMC High Yield Fund (the "Fund"). The Fund seeks to provide a high level of current income by investing primarily in lower-rated fixed income securities. Capital appreciation is a secondary investment objective when consistent with seeking high current income. Under normal market conditions, at least 80% of the Fund's total assets will be invested in lower-rated fixed income securities, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and non-payment of interest. An investment in the Fund should represent only a portion of a balanced investment program. Investors should carefully assess the risks associated with an investment in the Fund. See "Description of the Fund -- Investment Objective and Policies and --Risk Considerations."

       The Fund enables clients of Columbia Management Co. ("CMC" or "Adviser") to invest in a diversified portfolio of lower-rated fixed income securities rather than having to purchase individual securities for their accounts.


       This Prospectus concisely sets forth information about the Fund that clients should know before investing and should be retained for future reference. A Statement of Additional Information about the Fund dated December 19 1995 has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request to the Trust. The Statement of Additional Information is incorporated by reference into this Prospectus.


       THE FUND CHARGES NO SALES LOAD. SHARES OF THE FUND ARE SOLD AND REDEEMED AT THEIR NET ASSET VALUE.

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                    December 19, 1995

--------------------------------------------------------------------------------
                             TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fund Expenses................................................................2
Financial Highlights.........................................................3
Features of the Fund.........................................................3
How Investments in the Fund Are Made.........................................4
Redemptions..................................................................4
Determination of Net Asset Value.............................................5
Description of the Fund......................................................5
Distributions................................................................8
Performance Information......................................................8
Voting Rights................................................................9
Taxes........................................................................10
Management of the Fund.......................................................10
Transfer Agent...............................................................11
Additional Information.......................................................11


--------------------------------------------------------------------------------
                               FUND EXPENSES
--------------------------------------------------------------------------------


       The following table sets forth all shareholder expenses and estimated annual operating expenses of the Fund. "Annual Fund Operating Expenses" are the expenses incurred by the Fund for fiscal 1995. "Other Operating Expenses" include estimates of such expenses as audit, legal, and other business operating expenses. The purpose of this table is to assist you in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. See "No Sales Load," "How to Redeem," and "Management of the Fund." If assets under separate management by CMC are invested in the Fund, the shareholder will pay no fee pursuant to its advisory contract with CMC with respect to those assets invested in the Fund (for the period during which the assets are invested in the Fund).


Shareholder Transaction Expenses                        None

Annual Fund Operating Expenses
(As a percentage of average net assets)

Management Fees                                         .40%
12b-1 Fees                                              None

Other Operating Expenses (after reimbursement)*         .14%


      Total Fund Operating Expenses                     .54%


* The adviser of the Fund has voluntarily agreed to assume ordinary recurring expenses of the Fund to the extent these expenses, together with the management fee, exceed 0.54% of the Fund's average net assets. Without the expense reimbursement, the "Total Fund Operating Expenses" for fiscal 1995 would have been .61%.


EXAMPLE OF EXPENSES


       The following example illustrates the expenses you would pay on a $1,000 investment over the periods shown assuming (1) a 5% annual rate of return and (2) redemption at the end of each period.

        1 Year         3 Years          5 Years          10 Years
        ------         -------          -------          --------

        $5.52           $17.31           $30.17            $67.71

       This example should not be considered a representation of past or future expenses or performance. The 5% rate of return used in the example is required by the SEC for comparison purposes; actual expenses and performance may be greater or less than those shown.

--------------------------------------------------------------------------------
                            FINANCIAL HIGHLIGHTS
              (For a share outstanding throughout the period)
--------------------------------------------------------------------------------


The table below has been audited by Coopers & Lybrand, L.L.P., independent accountants, as stated in their report appearing on page 32 in the Statement of Additional Information. This information should be reviewed in conjunction with the financial statements and notes thereto appearing in the Statement of Additional Information. Additional information about the performance of the Fund for fiscal 1995 is included in the Statement of Additional Information under "Financial Statements."



                                               Fiscal Year Ended October 31,
                                               -----------------------------
                                                   1995            1994(1)
                                               ------------    -------------
Net Asset Value, Beginning of Period.........     $34.48           $35.00
                                                  ------           ------
Income From Investment Operations:
Net Investment Income........................       3.31             0.94
Net Realized and Unrealized Gain (Loss)
  on Investments.............................       2.11            (0.52)
                                                  ------           ------
     Total From Investment Operations........       5.42             0.42
                                                  ------           ------
Less Distributions:
Dividends (from net investment income).......      (3.31)           (0.94)
Distributions (from capital gains)...........      (0.35)
                                                  ------
     Total Distributions.....................      (3.66)           (0.94)
                                                  ------           ------
Net Asset Value, End of Period...............     $36.24           $34.48
                                                  ======           ======

Total Return.................................      16.49%            1.21%(2)

Ratios/Supplemental Data
Net Assets, End of Period (in thousands).....    $42,192           $9,602
Ratio of Expenses to Average Net Assets......       0.54%            0.54%
Ratio of Net Investment Income to Average
     Net Assets..............................       9.36%            9.86%
Portfolio Turnover Rate......................      45.64%           72.67%


(1) From inception of operations on July 6, 1994. Ratios and portfolio turnover rates are annualized.
(2) Not annualized.

--------------------------------------------------------------------------------
                            FEATURES OF THE FUND
--------------------------------------------------------------------------------

       The Trust enables clients of CMC to invest in a diversified portfolio of lower-rated fixed income securities rather than purchasing such securities on an individual basis. Although there are risks which cannot be eliminated in owning securities, management believes the Fund offers many advantages to CMC's clients that would not normally be available if similar securities were purchased on an individual basis. Among those advantages are economies of scale, diversification, and convenience. Notwithstanding those advantages, investments by the Fund in lower-rated securities involves special risks. See "Description of the Fund -- Risk Considerations."

       By combining a portion of the capital of CMC clients' accounts into a large portfolio, it is possible to offer all clients who invest in the Fund effective access to higher yielding, lower-rated securities, as well as professional investment supervision.

       The Fund is a portfolio of the Trust, an open-end diversified management company established as an Oregon business trust under a Restated Declaration of Trust dated October 13, 1993, as amended ("Declaration of Trust"). The Trust has established two other portfolios, CMC Small Cap Fund and CMC International Stock Fund. The Trust is not required under its Declaration of Trust to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving an investment advisory contract.

       The Fund is a "no-load fund," which means investors pay no sales load and do not incur any additional expenses beyond those paid directly by the Fund. See "Fund Expenses".

--------------------------------------------------------------------------------
                             HOW INVESTMENTS IN THE FUND ARE MADE
--------------------------------------------------------------------------------

       An independent fiduciary of a CMC client account, after careful review of this prospectus, including Fund expenses, and its consistency with the client's written investment guidelines, approves the investment in the Fund and authorizes CMC to purchase and redeem shares of the Fund at the discretion of CMC for the client's portfolio, subject to limitations on the amount of the investment imposed by the independent fiduciary. If CMC is deemed to be a fiduciary with respect to a shareholder of the Fund under the Employee Retirement Income Security Act of 1974, certain conditions must be satisfied before assets may be invested in the Fund by CMC on behalf of the shareholder. See "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information.

       The shares of the Fund are purchased and redeemed at the net asset value next determined after an order is received by the Fund. Net asset value of the Fund is determined as of the close of regular trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange ("NYSE") is open for business. See "Determination of Net Asset Value."

       Orders received by the Fund are processed the day they are received. Orders received before the close of regular trading on each day the NYSE is open for business will be entered at the net asset value per share calculated that day. Orders received after the close of regular trading on each day the NYSE is open for business will be entered at the net asset value next determined. All investments are credited to the shareholder's account in full and fractional shares computed to the third decimal place. Although the Fund has no policy with respect to initial or subsequent minimum investments, purchase orders may be refused at the discretion of the Fund.

       Shares purchased are credited to the CMC client's account on the record books of the Fund, with confirmations supplied by the Fund to the account custodian for the CMC client.

       Shareholder inquiries, including requests for certificated shares, may be made by writing to CMC or the Fund at 1300 SW Sixth Avenue, Portland, Oregon 97207 or by calling (503) 222-3600.

--------------------------------------------------------------------------------
                                         REDEMPTIONS
--------------------------------------------------------------------------------


       Redemptions of all or any portion of a shareholder's investment can be made at any time. Redemptions of shares are at the net asset value next computed after receipt of a redemption order on days when the NYSE is open for business. See "Determination of Net Asset Value." Payment will be made within seven days of the date of redemption except as provided by the rules of the SEC


       If certificates for shares of the Fund have been issued to a shareholder, they must be returned to the

Fund, properly endorsed, before any redemption request may be processed. Redemption proceeds are normally transmitted in the manner specified in the redemption request on the business day following the effective date of the redemption. Although a shareholder may redeem shares that were recently purchased by check, the Fund may hold the redemption proceeds until payment for the purchase of such shares has cleared, which may take up to 15 days from the date of purchase. No interest is paid on the redemption proceeds after the redemption date and before the proceeds are transmitted. This holding period does not apply to the redemption of shares recently purchased by bank wire or with a cashier's or certified check.

       The Fund reserves the right to redeem Fund shares in cash or in kind. The Trust has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940 (the "1940 Act"), pursuant to which the Fund is obligated to redeem, during any 90-day period, shares of a shareholder solely for cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund. A shareholder who is redeemed in kind may incur brokerage fees upon the sale of any securities distributed upon redemption.

--------------------------------------------------------------------------------
                      DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

       The net asset value per share of the Fund is determined by CMC, under procedures approved by the Trustees of the Trust, as of the close of regular trading (normally 4 p.m. New York time) on each day the NYSE is open for business and at other times determined by the Trustees. The net asset value per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

       Securities will be valued according to the market value obtained in a consistent manner from the broadest and most representative markets. These market quotations, depending on local convention or regulation, may be last sale price, last bid or asked price, or the mean between last bid and asked prices as of, in each case, the close of the applicable exchange. Securities for which market quotations are not readily available and other assets will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. These procedures may include valuing portfolio securities by reference to other securities with comparable ratings, interest rates, and maturities and using pricing services, in each case only when these procedures result in prices that are believed to reflect fair market value. Fair value for debt securities with remaining maturities of less than 60 days is based on cost adjusted for amortization of discount or premium and accrued interest (unless the Trustees believe unusual circumstances indicate another method of determining fair value should be considered).

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

       Investment Objective and Policies. The Fund's primary investment objective is to provide shareholders with a high level of current income by investing primarily in lower-rated fixed income securities. A security purchased by the Fund for high current income may also be purchased for the purpose of achieving the Fund's secondary investment objective of capital appreciation. Capital appreciation may result, for example, from an improvement in the issuer's financial condition or credit rating or from a decline in interest rates. A fixed income security held by the Fund may depreciate from, among other things, a decline in the issuer's financial condition or a general rise in interest rates. See "Risk Considerations." The Fund's objective may not be changed without a vote of a majority of the outstanding voting securities of the Fund. There is no assurance that the Fund will achieve its investment objective.

       The Fund may invest in fixed income securities consisting of corporate debt securities (bonds, debentures, and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations, and U. S. Government and agency obligations. Debt securities and preferred stocks may be convertible into, or exchangeable for, common stock, and may have warrants attached.

       Under normal market conditions, the Fund will invest at least 80% of its total assets in high yielding fixed income securities rated Ba or B by Moody's Investors Service, Inc. ("Moody's") or BB or B by Standard & Poor's Corporation ("S&P"). The Fund will not invest in fixed income securities rated below Caa by Moody's or CCC by S&P, and no more than 10% of the Fund's total assets may be invested in securities with Caa or CCC ratings. Up to 20% of the Fund's total assets may be invested in fixed income securities rated Baa or better by Moody's or BBB or better by S&P. The Fund may also invest in unrated fixed income securities when the Fund's investment adviser believes the security is of comparable quality to that of securities eligible for purchase by the Fund. If the credit rating of a security drops below the rating it held when purchased by the Fund, the Fund will evaluate the appropriateness of retaining that security.

       When, as a result of market conditions, the Fund's investment adviser determines a temporary defensive position is warranted to help preserve capital, the Fund may without limit temporarily retain cash or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. When the Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective of providing a high level of current income.

       Securities rated Ba or less by Moody's or BB or less by S&P, commonly referred to as "junk bonds," are considered noninvestment grade securities, subject to a high degree of risk, and considered speculative by the major credit rating agencies with respect to the issuer's ability to meet principal and interest payments. The Fund is designed for investors who are willing to assume substantial risks of significant fluctuations in principal value in order to achieve a high level of current income. The Fund should represent only a portion of a balanced investment program. See "Risk Considerations" for a description of the risks of investing in lower-rated securities and "Additional Information" for a description of corporate bond ratings.


       The table below shows the ratings assigned to the fixed income securities held by the Fund during 1995. The figures, expressed as a percentage of total net assets, are dollar-weighted averages of month end holdings for 1995. The Fund did not hold any securities unrated by either Moody's or S&P, or securities rated above Baa/BBB or below B/B by Moody's/S&Ps during that period.

             Moody's                          Standard & Poor's

   Rating            Average            Rating             Average
   ------            -------            ------             -------
    Baa                0.8%              BBB                 4.4%
     Ba               56.8%               BB                53.8%
     B                38.0%               B                 37.1%


       The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor the Fund's investment adviser relies on in evaluating lower-rated fixed income securities. The analysis by the Fund's investment adviser of a lower-rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. The Fund's adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects. Because of the number of investment considerations involved in investing in lower-rated securities, achievement of the Fund's investment objective may be more dependent upon the investment adviser's credit analysis than is the case with investing in higher quality debt securities.

       There are no limitations on the dollar weighted average maturity of the Fund's portfolio. Although a substantial portion of the lower-rated debt securities that may be purchased by the Fund have maturities ranging from less than one year to 10 years, the Fund may also purchase securities with maturities of up to 30 years. Securities will be selected on the basis of the Fund adviser's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. Shifting the average maturity of the portfolio in response to anticipated changes in interest rates generally will be carried out through the sale of securities and the purchase of different securities within the desired maturity range. This may result in greater realized capital gains and losses than would be the case if the Fund generally held all securities to maturity. Portfolio decisions will be made solely on the basis of investment, rather than tax, considerations.

       The Fund may invest in corporate debt securities or preferred stocks that are convertible into or exchangeable for common stock. The Fund may also acquire common stock in the following circumstances: in connection with the purchase of a unit of securities that includes both fixed income securities and common stock; when fixed income securities held by the Fund are converted by the issuer into common stock; upon the exercise of warrants attached to fixed income securities held by the Fund; and if purchased in the context of a corporate transaction in which the holders of common stock will receive newly issued fixed income securities. Common stock acquired by the Fund in these circumstances may be held by the Fund to permit orderly disposition or to establish long-term holding periods for income tax purposes.

       The Fund may invest up to 10% of its total assets in fixed income securities of foreign issuers, including foreign governments, denominated in U.S. dollars. See "Additional Information" for a discussion of the risks involved in the investment in foreign securities.

       Risk Considerations. All fixed income securities are subject to two types of risk: credit risk and interest rate risk. The credit risk relates to the ability of the issuer to meet interest and principal payments when due. Generally, higher yielding bonds, such as those acquired by the Fund, are subject to credit risk to a greater extent than higher quality, lower yielding bonds. High yield bonds may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield bonds are often issued by smaller, less creditworthy companies or by companies with substantial debt. The ratings of fixed income securities by Moody's and S&P are a generally accepted barometer of credit risk.

       Interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed income securities resulting solely from the inverse relationship between the price and yield of fixed income securities; that is, when interest rates rise, bond prices generally fall and, conversely, when interest rates fall, bond prices generally rise. The change in net asset value depends upon several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

       The market for lower-rated debt securities is relatively new and until recently its growth has paralleled a long economic expansion. Past experience, therefore, may not provide an accurate indication of future performance of this market, particularly during an economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on the ability of the issuers of the Fund's securities to pay principal and interest, meet projected business goals, and obtain additional financing. These circumstances also may result in a higher incidence of defaults compared to higher rated securities. In addition to general economic conditions, the price of a lower-rated debt security is more sensitive to the financial condition of the issuer than is the case with higher rated debt securities. Consequently, the market for lower-rated bonds often behaves more like the market for equity securities. Adverse changes in economic conditions or an issuer's financial condition and increases in interest rates may adversely affect the market for lower-rated debt securities, the value of such securities in the Fund's portfolio, and, therefore, the Fund's net asset value. As a result, investment in the Fund is more speculative than investment in shares of a fund that invests primarily in higher rated debt securities.

       Although the Fund intends generally to purchase lower-rated securities that have secondary markets, these markets may be less liquid and less active than markets for higher rated securities. These factors may limit the ability of the Fund to sell lower-rated securities at their expected value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. If market quotations are not readily available for the Fund's lower-rated or nonrated securities, these securities will be valued by a method the Fund's board of directors believes accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than it does in valuing securities for which more extensive quotations and last sale information are available.

       Special tax considerations are associated with investing in lower-rated debt securities structured as zero coupon or pay-in-kind securities. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Zero coupon bonds and pay-in-kind securities are more volatile than cash pay securities. The Fund accrues taxable income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.


       The Fund generally will not trade in securities for short-term profits but, when circumstances warrant, it may purchase and sell securities without regard to the length of time held. A high portfolio turnover may increase transaction costs and may affect taxes paid by shareholders to the extent short-term gains are distributed. The Fund's portfolio turnover rates for 1995 and 1994 are shown in the table under "Financial Highlights."


       Investment Restrictions. See "Additional Information" for information on the purchase by the Fund of repurchase agreements, illiquid securities, when-issued securities, loan transactions, and options. A description of other investment restrictions and certain additional investment practices of the Fund is included in the Statement of Additional Information.

--------------------------------------------------------------------------------
                               DISTRIBUTIONS
--------------------------------------------------------------------------------

       Income dividends, consisting of net investment income, are declared daily and paid monthly by the Fund. All income dividends paid by the Fund will be reinvested in additional shares of the Fund at the net asset value on the dividend payment date unless the account has elected to receive the dividends in cash.

       If all of your shares in the Fund are redeemed, the undistributed dividends on the redeemed shares will be paid at that time. The Fund generally distributes substantially all of its net realized capital gains to shareholders once a year, usually in December. The amount distributed, if any, will depend on the amount of capital gains realized from the sale of the Fund's portfolio securities. Capital gain distributions are declared and paid as cash dividends and reinvested in additional shares at the net asset value, at the close of business on the record date, less the amount of the distribution.

--------------------------------------------------------------------------------
                          PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


       The Fund will from time to time advertise or quote its current yield, which represents the annualization of the Fund's net investment income over a recent 30-day period divided by the Fund's net asset value at the end of that period. The current yield for the 30-day period ended October 31, 1995 was 8.58%. The Fund will also periodically provide average annual total return and total return information. This information is historical data and is not intended to indicate future performance. The return and principal value of your investment will fluctuate, so that your shares when redeemed may be worth more or less than their original cost. Average annual total return and total return quotations assume the reinvestment of all distributions during the period presented. Average annual total return represents the average annual compounded rates of return for the periods presented that would equate the initial amount invested to the ending redeemable value. Total return represents a percentage return for the periods presented that would equate the initial amount invested to the ending redeemable value. The average annual total returns for the Fund for the following periods ended October 31, 1995 were:
16.49% for one year and 13.50% for the life of the Fund (since July 6, 1994). For additional information on yield and total return calculations for the Fund, see the Statement of Additional Information.


       The Fund may compare its performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. Examples of these services or publications include Lipper Analytical Services, Inc., Schabacker's Total Investment Service, CDA Technologies, Barron's, Business Week, Changing Times, The Financial

Times, Financial World, Forbes, Investor's Daily, Money, Morningstar Mutual Funds, Personal Investor, The Economist, The Wall Street Journal, and USA Today. (Lipper Analytical Services, Inc. is an independent rating service that ranks over 1,000 mutual funds based upon total return performance.) These ranking services and publications may rank the performance of the Fund against all other funds over specified periods and against funds in specified categories.

       The Fund may also compare its performance to that of a recognized unmanaged index of investment results, including the Standard & Poor's 500, Dow Jones Industrial Average, Russell 2000, and NASDAQ stock indices and the Lehman Brothers and Salomon bond indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

       The Fund may also compare its performance to other income-producing securities such as (i) money market funds; (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money market deposit accounts, and NOW accounts as reported by the Bank Rate Monitor and other financial reporting services, including newspapers); and (iii) U.S. treasury bills or notes. There are differences between these income-producing alternatives and the Fund other than their yields, some of which are summarized below.

       The yield of the Fund is not fixed and will fluctuate. The principal value of your investment in the Fund at redemption may be more or less than its original cost. In addition, your investment is not insured and its yield is not guaranteed. Although the yields of bank money market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty.

--------------------------------------------------------------------------------
                               VOTING RIGHTS
--------------------------------------------------------------------------------

       The Trust may establish separate series of investment portfolios under its Declaration of Trust. The Fund, CMC Small Cap Fund, and CMC International Stock Fund are the only series established under the Trust. Shares of each series vote together, except as provided in the Trust's Declaration of Trust and under applicable law. It is expected that shares of a series would vote separately by series on any changes in fundamental investment policies relating to that series. All shares of each series of the Trust, including the Fund, have equal rights as to voting, redemption, and distribution. All issued and outstanding shares of the Fund are fully paid and nonassessable. Shares have no preemptive or conversion rights. Fractional shares have the same rights proportionately as full shares. The shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund and any other portfolio of the Trust, voting for the election of Trustees, can elect all the Trustees if they choose to do so. In certain circumstances, Trustees may be removed by action of the Trustees or the shareholders.


       Under the provisions of the 1940 Act, and as used elsewhere in this Prospectus, the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of the Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less. As of November 30, 1995, 24.9% or 299,765 shares of the Fund were beneficially owned by Locals 302 & 612 Operating Engineers Employers Retirement Fund.

       Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 and other applicable law. A special meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------
                                   TAXES
--------------------------------------------------------------------------------

       The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying and by meeting certain other requirements, the Fund will not be subject to federal income taxes to the extent it distributes to its shareholders its net investment income and realized capital gains. The Fund intends to make sufficient distributions to relieve itself from liability for federal income taxes.

       Shareholders that are subject to federal income taxes will recognize ordinary income on distributions of net investment income or of any excess of net short-term capital gain over net long-term capital loss. Distributions properly designated as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder held shares of the Fund.

       The tax character of dividends and other distributions from the Fund is the same whether they are paid in cash or reinvested in additional shares of the Fund. Dividends declared in October, November, or December to shareholders of record as of a date in one of those months and paid in the following January will be reportable as if received by the shareholders on December 31. Thus, the shareholders may be taxed on these dividends in the taxable year prior to the year of actual receipt.

       A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

       The Fund will mail to its shareholders annually a summary of the federal income tax status of the Fund's distributions for the preceding year. Additional information regarding certain income tax consequences of investments in the Fund is set forth in the Statement of Additional Information.

       This "Taxes" section is only a brief summary of the major tax considerations affecting the Fund and its shareholders and is not a complete or detailed explanation of tax matters. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes. Accordingly, investors are urged to consult their tax advisers concerning the tax consequences to them of investing in the Fund.

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


       The Fund is managed under the general supervision of the Trustees of the Trust. The Trust has contracted with CMC to provide investment advisory services to the Fund and the other series of the Trust, CMC Small Cap Fund and CMC International Stock Fund. CMC has acted as an investment adviser since 1969 and acts as investment manager for approximately $12 billion of assets of other institutions. CMC is owned by its employees, including J. Jerry Inskeep, Jr. and James F. Rippey, who are Trustees and officers of the Trust. The address of CMC is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350.


       Under the investment advisory contract with the Trust, CMC provides research, advice, and supervision with respect to investment matters, and determines which securities are purchased or sold. In addition, CMC provides office space and pays all executive salaries and expenses and ordinary office expenses of the Fund. Certain employees of CMC are also officers of the Trust and, subject to the authority of the Trustees of the Trust, are responsible for the overall management of the Trust. CMC will pay all of the organizational expenses of the Fund.


       The Adviser uses an investment team approach to analyze investment themes and strategies for the Funds. Alan J. Folkman, a Senior Vice President and director of CMC, is the Chief Investment Officer of the Investment Team. With over 28 years of experience in the investment management industry, Mr. Folkman supervises the Investment Team in establishing broad investment strategies and determining portfolio guidelines for the Funds.


       Members of the Investment Team are responsible for the analysis of particular industries or types of fixed income securities and for recommendations on individual securities within those industries or asset categories. Thomas L. Thomsen, a Vice President and director of CMC, has principal oversight responsibility for investment strategies on behalf of the Fund. Prior to joining the Investment Team in 1978, Mr. Thomsen was a Senior Investment Officer for the Treasury Department of the State of Oregon (1974-1978) and a Fixed Income Portfolio Manager for First National Bank of Oregon (1969-1973). Mr. Jeffrey L. Rippey, a Vice President of CMC, has the responsibility of implementing on a daily basis the investment strategies developed for the Fund. Prior to joining the Investment Team in 1981, Mr. Jeffrey Rippey worked in the Trust Department of Rainier National Bank (1978-1981).


       Members of the Investment Team and other personnel of the Trust or CMC are permitted to trade securities for their own or family accounts, subject to the rules of the Code of Ethics adopted by the Trust. The rules that govern personal trading by investment personnel are based on the principal that employees owe a fiduciary duty to conduct their trades in a manner that is not detrimental to the Funds or their shareholders. The Trust has adopted the recommendations of the Investment Company Institute, an organization comprised of members of the mutual fund industry, relating to restrictions on personal trading. For more information on the Code of Ethics and specific trading restrictions, see the Statement of Additional Information.

       The investment advisory fee of the Fund is accrued daily and paid monthly. The advisory fee for the Fund equals the annual rate of .40 of 1 percent of its daily net assets. The investment advisory fees incurred by the Fund were $106,597 and $8,766 for fiscal 1995 and that portion of fiscal 1994 the Fund was in operation, respectively. The Fund assumes its costs relating to trust matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested trustees' fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all expenses of preparing its registration statements, prospectuses, and reports. CMC has voluntarily agreed to assume ordinary recurring expenses of the Fund to the extent these expenses, together with the management fee, exceed 0.54% of the Fund's average net assets.


--------------------------------------------------------------------------------
                               TRANSFER AGENT
--------------------------------------------------------------------------------

       Columbia Trust Company (the "Trust Company") acts as transfer agent and dividend paying agent for the Fund. The Trust Company is owned by its employees, including J. Jerry Inskeep, Jr. and James F. Rippey, who are also principal shareholders of CMC and Trustees and officers of the Trust. The address of the Trust Company is 1301 S.W. Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350.

--------------------------------------------------------------------------------
                           ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


       Repurchase Agreements. The Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. The Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Trustees of the Trust. There is no limit on the portion of the Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.


       Illiquid Securities. No illiquid securities will be acquired by the Fund if upon the purchase more than 10 percent of the value of the Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which the Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.

       The Fund may purchase without limit, however, certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus not subject to the Fund's 10 percent limitation on the investment in restricted or other illiquid securities. Under the supervision of the Trustees of the Trust, the Adviser determines the liquidity of Rule 144A securities and, through reports from the Adviser, the Trustees monitor trading activity in these securities. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). Because institutional trading in Rule 144A securities is relatively new, it is difficult to predict accurately how these markets will develop. If institutional trading in Rule 144A securities declines, the Fund's liquidity could be adversely affected to the extent it is invested in such securities.

       Options and Financial Futures Transactions. The Fund may invest up to 5 percent of its net assets in premiums on put and call exchange-traded options. The Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

       The Fund may engage in financial futures transactions, including interest rate futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The Fund's investment restrictions do not limit the percentage of the Fund's assets that may be invested in financial futures transactions. The Fund, however, does not intend to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. The Fund may engage in futures transactions only on commodities exchanges or boards of trade.

       The Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation, but only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. Additional information on options and financial futures transactions, including the principal risks to the Fund and its shareholders, is set forth in the Statement of Additional Information under "Additional Information Regarding Certain Investments by the Fund."


       Foreign Securities. The Fund may invest up to 10% of its total assets in fixed income securities of foreign issuers, including securities issued by foreign governments, denominated in U.S. dollars. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income the Fund receives from its foreign investments. Foreign investments involve certain other risks, including possible political or economic instability, the possibility of currency exchange controls, reduced availability of public information about a foreign company, and the lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. In addition, with respect to certain foreign countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the obligation.


       Loan Transactions. The Fund may lend portfolio securities to qualified institutional investors for the short-term purpose of realizing additional income. The aggregate value of all securities loaned may not exceed 33 1/3% of the Fund's total assets, and such loans will be collateralized by cash, cash equivalents, or an irrevocable letter of credit in accordance with regulations adopted by the SEC. For more information on loan transactions, see the Statement of Additional Information.


       Bond Ratings. Moody's -- The following is a description of Moody's bond ratings:

       Aaa - Best quality; smallest degree of investment risk.

       Aa - High quality by all standards; Aa and Aaa are known as high-grade bonds.

       A - Many favorable investment attributes; considered upper medium-grade obligations.

       Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

       Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

       B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa - Poor standing, may be in default; elements of danger with respect to principal or interest.

       S&P -- The following is a description of S&P's bond ratings:

       AAA - Highest rating; extremely strong capacity to pay principal and interest.

       AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.

       A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

       BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

       Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

       BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment.

       B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

       CCC - Current identifiable vulnerability to default and dependent upon favorable business, financial, and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

       Bonds rated BB, B, and CCC are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


       Investment Restrictions. A description of other investment restrictions and certain investment practices of the Funds is included in the Statement of Additional Information.

                                                                     Part B-II
                                                  Reg. Nos. 33-30394/ 811-5857
--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
--------------------------------------------------------------------------------

                    STATEMENT OF ADDITIONAL INFORMATION

                         Columbia Financial Center
                            1300 SW Sixth Avenue
                                PO Box 1350
                           Portland, Oregon 97207
                               (503) 222-3600

       This Statement of Additional Information contains information relating to CMC Fund Trust (the "Trust"), an open-end diversified management investment company established as an Oregon business trust on August 7, 1989, and a portfolio of the Trust, CMC High Yield Fund (the "Fund"). The Trust has two other portfolios, CMC Small Cap Fund and CMC International Stock Fund.


       This Statement of Additional Information is not a Prospectus. It relates to a Prospectus dated December 19, 1995 (the "Prospectus") and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge upon request to the Trust.



                             Table of Contents

Management....................................................................2
Investment Advisory and Other Fees Paid to Affiliates.........................3

Portfolio Transactions........................................................4

Redemptions and Net Asset Value...............................................6
Custodians....................................................................6
Independent Accountants.......................................................6
Taxes.........................................................................7
Yield and Performance.........................................................9
Investment Restrictions......................................................10
Additional Information Regarding Certain Investments by the Fund.............12
Financial Statements.........................................................18



                                      December 19, 1995

--------------------------------------------------------------------------------
                                 MANAGEMENT
--------------------------------------------------------------------------------

       The trustees and officers of the Trust are listed below, together with their principal business occupations. Except as otherwise indicated, each person listed has held his position with the Trust since inception in August 1989. All other principal business positions have been held for more than five years, except that positions with Columbia Real Estate Equity Fund, Inc. have been held since April 1994, positions with Columbia High Yield Fund, Inc. have been held since July 1993, positions with Columbia International Stock Fund, Inc. have been held since July 1992, and positions with each of Columbia Common Stock Fund, Inc. and Columbia Balanced Fund, Inc. have been held since July 1991, and except as otherwise indicated. The term "Columbia Funds" refers to Columbia High Yield Fund, Inc., Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia International Stock Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Special Fund, Inc., Columbia Growth Fund, Inc., Columbia Daily Income Company, and Columbia Fixed Income Securities Fund, Inc.

J. JERRY INSKEEP, JR.,* Chairman and Trustee of the Trust; Chairman and Director of each of the Columbia Funds; Chairman, Director, and a principal shareholder of Columbia Management Co. (the "Adviser"), the investment adviser of the Fund, and Columbia Funds Management Company ("CFMC"); Chairman and Director of Columbia Trust Company (the "Trust Company"); Director of Columbia Financial Center Incorporated ("Columbia Financial").

JAMES F. RIPPEY,* President and Trustee of the Trust; Director of each of the Columbia Funds; President, Director, and a principal shareholder of the Adviser and CFMC; President and Director of the Trust Company.


RICHARD L. WOOLWORTH, Trustee of the Trust (since July 1993); Director of each of the Columbia Funds (since January 1992). Mr. Woolworth is Chairman, President, and Chief Executive Officer of Blue Cross and Blue Shield of Oregon and President and Chief Executive Officer of The Benchmark Group, health insurers, 100 S. W. Market Street, Portland, Oregon 97201.


GEORGE L. HANSETH,* Trustee, Vice President, Assistant Secretary, and Treasurer of the Trust; Senior Vice President, Assistant Secretary, and Treasurer of each of the Columbia Funds; Vice President, Assistant Secretary, Treasurer, and Director of the Adviser and CFMC; Vice President, Treasurer, Assistant Secretary, and Director of the Trust Company; President and Director of Columbia Financial.

JOHN A. KEMP,* Trustee and Vice President of the Trust; President and Director of each of the Columbia Funds; Senior Vice President and Director of the Adviser, CFMC, Columbia Financial, and the Trust Company.

ALEXANDER S. MACMILLAN III, * Trustee of the Trust (since March 1994); Vice President of the Adviser and CFMC.

PETER C. OLSON,* Trustee of the Trust (since April 1991); Vice President of the Adviser.

PETER T. SHAND,* Trustee of the Trust (since April 1991); Vice President of the Adviser.

LAWRENCE S. VIEHL,* Vice President of the Trust, each of the Columbia Funds, the Adviser, CFMC, and the Trust Company.


JEFF B. CURTIS,* Secretary of the Trust (since April 1994); Secretary of each of the Columbia Funds (since April 1994); General Counsel and Secretary to the Adviser, CFMC, the Trust Company, and Columbia Financial (since April 1993); Stoel Rives (1986-1993), a law firm in Portland, Oregon.

       *These officers and trustees are "interested persons" as defined by the Investment Company Act of 1940 (the "1940 Act") and receive no trustee fees or salaries from the Fund. The business address of each such person is 1300 SW Sixth Avenue, PO Box 1350, Portland, Oregon 97207.


       At November 30, 1995, to the knowledge of the Trust, the following persons owned of record or beneficially more than 5 percent of the outstanding shares of the Fund:

                                                      Shares Beneficially Owned
Name and Address                                        at November 30, 1995
----------------                                      --------------------------

Locals 302 & 612 Operating Engineers
  Employers Retirement Plan
P.O. Box 34203
Seattle, WA 98124                                          299,765 (24.96%)

Lumber Industry Pension Fund
2929 NW 31st Ave.
Portland, OR 97210                                         206,203 (17.17%)

Meyer Memorial Trust
1515 SW Fifth Ave.
Portland, OR  97201                                         99,269  (8.27%)

Oregon Sheet Metal Workers
3133 NE 45th
Portland, OR 97213                                          61,952  (5.16%)


--------------------------------------------------------------------------------
           INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES
--------------------------------------------------------------------------------


       Information regarding services performed by the Adviser to the Fund and the formula for calculating the fees paid for those services are set forth in the Prospectus under "Management of the Fund." Advisory fees incurred by the Fund were $106,597 and $8,766 for fiscal 1995 and that portion of fiscal 1994 the Fund was in operation, respectively.


       Shareholders of the Fund will be investment advisory clients of the Adviser, in addition to their indirect relationship to the Adviser by virtue of their status as shareholders of the Fund. If, however, the assets of an investment advisory client of the Adviser are invested in the Fund, that client will pay no fee pursuant to its separate management contract with the Adviser with respect to those assets invested in the Fund (for the period during which the assets are invested in the Fund).

       If the Adviser is deemed to be a fiduciary with respect to a prospective shareholder of the Fund pursuant to the Employee Retirement Income Security Act of 1974 ("ERISA"), certain conditions must be satisfied before assets may be invested in that Fund by the Adviser on behalf of the shareholder. These conditions have been set forth by the U. S. Department of Labor in Prohibited Transaction Class Exemption No. 77-4 (the "Exemption"). The Exemption permits the Adviser to direct investments of ERISA-qualified plans to a mutual fund, such as the Fund, for which the Adviser serves as an investment adviser if, after review of the Prospectus and disclosure relating to fees of the Fund and fees under the advisory contract, another fiduciary, as determined under ERISA, with respect to that shareholder approves investments in the Fund. The second fiduciary must be independent of and unrelated to the Adviser under standards set forth by the U. S. Department of Labor in the Exemption.

       The second, independent fiduciary that must approve investments in the Fund by the Adviser is not engaged as a second fiduciary only in contemplation of a possible investment in the Fund. Rather, the second, independent fiduciary is almost always a committee appointed by the employee benefit plan sponsor and has oversight responsibility for appointment of CMC as an investment adviser with respect to certain plan assets. This committee is almost always made up of one or more employees of the plan sponsor, and, as such, these employees receive compensation from the plan sponsor but are not compensated out of plan assets.

       The Adviser is registered under the Investment Advisers Act of 1940, is engaged principally in the business of rendering investment supervisory services, and is responsible for payment of all executive salaries and executive expenses and office rent of the Fund and the Trust.

       Messrs. Inskeep and Rippey, Trustees and officers of the Trust, each own approximately 41 percent of the voting securities of the Adviser and, therefore, are considered "controlling persons" under the 1940 Act. Certain affiliated persons of the Trust are also affiliated persons of the Adviser. See "Management." The Adviser acts as an investment manager for approximately $10.5 billion of assets of other institutions. The Funds are intended to provide investment vehicles for certain client accounts managed by the Adviser. An independent fiduciary of those client accounts, after careful review of the Fund's Prospectus, Statement of Additional Information, and fees arrangement, approves the investment in the Fund. The independent fiduciary then authorizes the Adviser to purchase and sell shares of the Fund at its discretion for the client's portfolio, subject to certain limitations imposed by the authorization.


       The Trust Company acts as transfer agent and dividend crediting agent for the Fund. Its address is 1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon 97207. It issues certificates for shares of the Fund, if requested, and records and disburses dividends for the Fund. The Trust pays the Trust Company a per account fee of $1 per month for each shareholder account with the Fund existing at any time during the month, with a minimum aggregate fee of $1,500 per month. In addition, the Trust pays the Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between the Trust Company and the Trust and reimburses the Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. Certain trustees and officers of the Trust are minority shareholders of the Trust Company. The Trust paid $18,000 to the Trust Company for services performed for fiscal 1995 under the transfer agent agreement relating to the Fund.


--------------------------------------------------------------------------------
                           PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

       The Fund will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. The portfolio turnover rate for the Fund is disclosed in the prospectus under "Financial Highlights."

       The Fund may purchase its portfolio securities through a securities broker and pay the broker a commission, or the Fund may purchase the securities directly from a broker which acts as principal and sells securities directly for its own account without charging a commission. The Fund may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices.

       Prompt execution of orders at the most favorable price will be the primary consideration of the Fund in transactions where brokerage fees are involved. Research, statistical, and other services also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. While the Fund has no arrangements or formulas as to either the allocation of brokerage business or commission rates paid thereon, a commission in excess of the amount of commission another broker or dealer would have charged for effecting that transaction may be paid by the Fund if management of the Trust determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.

       Allocation of transactions to obtain research services for the Adviser enables the Adviser to supplement its own research and analysis with the statistics, information, and views of others. While it is not possible to place a dollar value on these services, it is the opinion of the Adviser that the receipt of such services will not reduce the overall expenses for its research or those of its affiliated companies. The fees paid to the Adviser by the Fund would not be reduced as a result of the receipt of such information and services by the Fund. The receipt of research services from brokers or dealers might be useful to the Adviser and its affiliates in rendering investment management services to the Fund or other clients; and, conversely, information provided by brokers or dealers who have executed orders on behalf of other clients might be useful to the Adviser in carrying out its obligations to the Fund.

       Investment decisions for the Fund are made independently from those of the other portfolios of the Trust or accounts managed by the Adviser or Columbia Funds Mangement Company. The same security is sometimes held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account. In the event of simultaneous transactions, allocations among the Fund or accounts will be made on an equitable basis.


       Both the Trust and the Adviser have adopted a Code of Ethics (the "Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The purpose of the Code is to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Fund or the Adviser's other clients or take unfair advantage of their relationship with the Adviser. The specific standards in the Code include, among others, a requirement that all employee trades be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security seven days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as mutual fund shares or U. S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Code because they present little or no potential for abuse. Certain transactions involving the stocks of large capitalization companies are exempt from the seven day black-out period and short-term trading prohibitions because such transactions are highly unlikely to affect the price of these stocks. In addition to the trading restrictions, the Code contains reporting obligations that are designed to ensure compliance and allow the Adviser's Ethics Committee to monitor that compliance.

       The Trust and the Adviser have also adopted a Policy and Procedures Designed to Detect and Prevent Insider Trading (the "Insider Trading Policy"). The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Code and the Insider Trading Policy.

--------------------------------------------------------------------------------
                      REDEMPTIONS AND NET ASSET VALUE
--------------------------------------------------------------------------------

       Information regarding redemptions is set forth in the Prospectus under "Redemptions". Information regarding the determination of the net asset value per share of the Fund is set forth in the Prospectus under "Determination of Net Asset Value."

       The Trust may suspend the determination of net asset value of the Fund and the right of redemption for any period (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings, (2) when trading on the New York Stock Exchange is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust to determine the value of the Fund's net assets, or (4) as the Securities and Exchange Commission ("SEC") may by order permit for the protection of security holders, provided the Trust complies with rules and regulations of the SEC which govern as to whether the conditions prescribed in (2) or (3) exist. The New York Stock Exchange observes the following holidays: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. In the case of suspension of the right to redeem, shareholders may withdraw their redemption request or receive payment based upon the net asset value computed upon the termination of the suspension.

--------------------------------------------------------------------------------
                                 CUSTODIANS
--------------------------------------------------------------------------------

       United States National Bank of Oregon, 321 SW Sixth Avenue, Portland, Oregon 97208, acts as general custodian of the Trust (a "Custodian"). Morgan Stanley Trust Company ("Morgan Stanley" or a "Custodian"), One Evertrust Plaza, Jersey City, New Jersey 07302, has entered into a custodian agreement with the Trust in respect of the purchase of foreign securities by the Fund. The Custodians hold all securities and cash of the Fund, receive and pay for securities purchased, deliver against payment securities sold, receive and collect income from investments, make all payments covering expenses of the Fund, and perform other administrative duties, all as directed by authorized officers of the Trust. The Custodians do not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

       The Fund is authorized to invest up to 10% of its total assets in fixed income securities of foreign issuers, denominated in U.S. dollars. Portfolio securities purchased outside the United States by the Fund are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with Morgan Stanley (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Fund has been approved by the Trustees of the Trust in accordance with regulations under the 1940 Act.

--------------------------------------------------------------------------------
                          INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

       Coopers & Lybrand, L.L.P., 2700 First Interstate Tower, Portland, Oregon 97201, serves as the Trust's independent accountants and, in addition to examining the financial statements of the Trust at fiscal year-end, is expected to assist in the preparation of the tax returns of the Trust and in certain other matters.

--------------------------------------------------------------------------------
                                   TAXES
--------------------------------------------------------------------------------

Federal Income Taxes

       The Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund believes it satisfies the tests to qualify as a regulated investment company.

       To qualify as a regulated investment company for any taxable year, the Fund must, among other things:

       (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90 Percent Test");

       (b) derive less than 30 percent of its gross income from the sale or other disposition of any of the following, if held for less than three months: stock, securities, foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities), or certain other assets (the "30 Percent Test"); and

       (c) diversify its holdings so that at the end of each quarter (i) 50 percent or more of the value of the assets of the Fund is represented by cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements. In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.

       Part I of Subchapter M of the Code will apply to the Fund during a taxable year only if it meets certain additional requirements. Among other things, the Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement) and (b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

       The Trust currently has three portfolios, including the Fund. The Trust may establish additional funds in the future. Federal income tax laws generally will treat each fund as a separate corporation (provided that each fund consists of a segregated portfolio of assets the beneficial interests in which are owned by the holders of a class or series of stock that is preferred over all other classes or series in respect of that portfolio of assets).

       A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to the Fund at corporate capital gain tax rates. The policy of the Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders.

       If any net long-term capital gains in excess of net short-term capital losses are retained by the Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

       Shareholders of the Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions from the Fund are unlikely to qualify for the dividends-received deduction for corporate shareholders because the income of the Fund consists largely or entirely of interest rather than dividends. Distributions of any excess of net long-term capital gain over net short-term capital loss from the Fund are ineligible for the dividends-received deduction.

       The Fund may purchase zero coupon bonds and payment-in-kind ("PIK") bonds. With respect to zero coupon bonds, the Fund recognizes original-issue-discount income ratably over the life of the bond even though the Fund receives no payments on the bond until the bond matures. With respect to PIK bonds, the Fund recognizes interest income equal to the fair market value of the bonds distributed as interest. Because the Fund must distribute 90 percent of its income to remain qualified as a registered investment company, the Fund may need to use its cash reserves or be forced to liquidate a portion of its portfolio to generate cash to distribute to its shareholders with respect to original-issue-discount income from zero coupon bonds and interest income from PIK bonds.

       The Fund may invest up to 10 percent of its total assets in the securities of foreign corporations and issuers. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to the Fund. These foreign taxes will reduce the Fund's distributed income. The Fund generally expects to incur, however, no foreign income taxes on gains from the sale of foreign securities. The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Fund intends to take advantage of such treaties where possible. It is impossible to predict with certainty in advance the effective rate of foreign taxes that will be paid by the Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

       Distributions properly designated by the Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income. Any loss that is realized and allowed on redemption of shares of the Fund less than six months from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

       Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each taxable year, the Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior taxable year's distributions which the Fund has designated to be treated as long-term capital gain.

       A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

       If the Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

       A special tax may apply to the Fund if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4 percent applies to the shortfall.

       The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." The Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933 (the "1933 Act"), as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by the Fund.

State Income Taxes

       The state tax consequences of investments in the Fund are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

Additional Information

       The foregoing summary and the summary included in the Prospectus under "Taxes" of tax consequences of investment in the Fund are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change by legislative or administrative action. State and local taxes are beyond the scope of this discussion. Prospective investors in the Fund are urged to consult their own tax advisers regarding specific questions as to federal, state, or local taxes.

--------------------------------------------------------------------------------
                           YIELD AND PERFORMANCE
--------------------------------------------------------------------------------

       The Trust may from time to time advertise or quote current yield and total return performance for the Fund. These figures represent historical data and are calculated according to SEC rules standardizing such computations. The investment return on and the value of shares of the Fund will fluctuate so that the shares when redeemed may be worth more or less than their original cost.

       Current yield of the Fund is calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period, according to the following formula:

                                   6
              Yield = 2 [(a-b + 1)  -1]
                          ---
                          cd

Where:     a =    dividends and interest earned during the period.

           b =    expenses accrued for the period.

           c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

           d = the maximum offering price per share on the last day of the period.

       The Fund uses generally accepted accounting principles in determining actual income paid, and these principles differ in some instances from SEC rules for computing income for the above yield calculations. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.

       The Trust may publish average annual total return quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

               P(1+T)n  =  ERV

        Where: P    =   a hypothetical initial payment of $1000

               T    =   average annual total return

               n    =   number of years

              ERV   =   ending redeemable value of a hypothetical $1000 payment
                        made at the beginning of the 1, 5, and 10-year periods
                        (or a fractional portion thereof)

       Total return figures may also be published for recent 1, 5, and 10-year periods (or a fractional portion thereof) where the total return figures represent the percentage return for the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value.

       If the Trust's registration statement under the 1940 Act with respect to the Fund has been in effect less than 1, 5 or 10 years, the time period during which the registration statement with respect to that Fund has been in effect will be substituted for the periods stated.

--------------------------------------------------------------------------------
                          INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

       The Prospectus sets forth the investment objectives and certain restrictions applicable to the Fund. The following is a list of investment restrictions applicable to the Fund. If a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Trust may not change these restrictions without a majority vote of the outstanding shares of the Fund.

The Fund may not:

       1. Buy or sell commodities or commodity futures contracts.

       2. Concentrate investments in any industry. However, it may invest up to 25 percent of the value of its total assets in any one industry and more than 25 percent of the value of its total assets in cash, cash equivalents, or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Adviser determines that such action is desirable for investment reasons. The Trustees will periodically review these decisions of the Adviser.

       3. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

       4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue). The Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3 percent of its total assets.

       5. Purchase illiquid securities, including restricted securities and repurchase agreements of more than seven days maturity, if upon the purchase more than 10 percent of the value of the Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value and include restricted securities that are subject to legal or contractual restrictions on resale. Certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A of the 1933 Act and for which a dealer or institutional trading market exists may be deemed to be liquid securities by the Trustees of the Fund and, therefore, are not subject to the above investment restriction.

       6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

       7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

       8. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1% of the outstanding securities of that issuer together own more than 5% of such securities.

       9. Purchase securities of other open-end investment companies.

       10. Issue senior securities, bonds, or debentures.

       11. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the 1933 Act.

       12. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

       13. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

       14. Invest in companies to exercise control or management.

       15. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

       16. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

       17. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

       Some of the practices described above prohibit particular practices. Certain policies described in paragraphs 4, 5, 12, 13, and 16 permit specified practices but limit the portion of the Fund's assets that may be so invested. Except for the practices described in paragraph 5, the Fund has no current intention of engaging in any of these permitted practices in the foreseeable future.

--------------------------------------------------------------------------------
      ADDITIONAL INFORMATION REGARDING CERTAIN INVESTMENTS BY THE FUND
--------------------------------------------------------------------------------

       Securities held by the Fund may include a variety of fixed income debt securities, such as bonds, debentures, notes, equipment trust certificates, short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of or guaranteed by the U.S. Government and its agencies or instrumentalities, Government National Mortgage Association ("GNMA") mortgage-backed certificates and other similar securities representing ownership in a pool of loans ("pass-through securities"), and repurchase agreements with banks or securities dealers relating to these securities. Portfolio securities may have variable or "floating" interest rates. Information regarding certain of these securities is included below. Investments may also be made in fixed income preferred stocks. Debt securities and preferred stocks may be convertible into, or exchangeable for, common stocks, and may have warrants attached.

       Depending on prevailing market conditions, debt securities may be purchased at a discount from face value, producing a yield of more than the coupon rate, or at a premium over face value, producing a yield of less than the coupon rate. In making investment decisions, the Fund's Adviser will consider factors other than current yield, such as preservation of capital, maturity, and yield to maturity. Common stocks acquired through exercise of conversion rights or warrants or acceptance of exchange or similar offers will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

       To achieve its investment objective, the Fund generally will invest at least 80% of its total assets in high yielding fixed income securities rated Ba or lower by Moody's or BB or lower by S&P. The

Fund may not invest in any fixed income securities rated below Caa by Moody's or CCC by S&P, and no more than 10% of the Fund's total assets may be invested in fixed income securities rated Caa or CCC. The Fund may also invest in unrated fixed income securities when the Fund's Adviser believes the security is of comparable quality to that of securities eligible for purchase by the Fund. Securities rated Ba or less by Moody's or BB or less by S&P, commonly referred to as "junk bonds," are considered noninvestment grade securities, subject to a high degree of risk, and considered speculative by the major credit rating agencies with respect to the issuer's ability to meet principal and interest payments. The Fund is designed for investors who are willing to assume substantial risks of significant fluctuations in principal value in order to achieve a high level of current income. The Fund should represent only a portion of a balanced investment program. See the Prospectus under "Description of the Fund -- Risk Considerations" for a description of the risks of investing in lower-rated securities and under "Additional Information" for a description of corporate bond ratings.

       Additional information with respect to certain of the securities in which the Fund may invest is set forth below.

Certificates of Deposit

       Certificates of Deposit are receipts issued by a U.S. bank in exchange for the deposit of funds. The U.S. bank agrees to pay the amount deposited, plus interest, to the bearer of the receipt on the date specified on the certificate. Because the certificate is negotiable, it can be traded in the secondary market before maturity. Under current FDIC regulations, $100,000 is the maximum insurance payable on Certificates of Deposit issued to the Fund by any one bank. Therefore, Certificates of Deposit purchased by the Fund may not be fully insured.

Bankers' Acceptances

       Time drafts are drawn on a U.S. bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise or, less frequently, foreign exchange. The draft is then "accepted" by the U.S. bank (the drawee), which in effect unconditionally guarantees to pay the face value of the instrument on its maturity date. The face of the instrument specifies the dollar amount involved, the maturity date, and the nature of the underlying transaction.

Letters of Credit

       Letters of Credit are issued by banks and authorize the beneficiary to draw drafts upon such banks for acceptance and payment under specified conditions.

Commercial Paper

       Commercial paper is an unsecured short-term note of indebtedness issued in bearer form by business or banking firms to finance their short-term credit needs.

Securities Rating Agencies

       Subsequent to its purchase by the Fund, an issue may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of bonds from the Fund's portfolio, but the Adviser will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio. To the extent the ratings accorded by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") for securities may change as a result of changes in the rating systems, the Fund will attempt to use comparison ratings as standards for its investments in municipal bonds in accordance with the policies described herein.

       Commercial Paper Ratings. A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

       Commercial paper rated A1 by S&P has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

       Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
(8) recognition by the management of obligations which may be present or may rise as a result of public interest questions and preparation to meet such obligations.

       Bond Ratings. See the Prospectus under "Additional Information -- Bond Ratings" for a description of the ratings used by Moody's and S&P.

Government Securities

       Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

       Treasury Obligations. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

       Obligations of Agencies and Instrumentalities. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

Mortgage-Backed Certificates

       GNMA Certificates ("Certificates") are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the Fund may purchase are of the "modified pass-through" type. "Modified pass-through" Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the servicing agent and GNMA, regardless of whether or not the mortgagor actually makes the payment.

       The GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a group (or pool) of mortgages insured by FHA or FMHA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury to make any payments required under its guarantee.

       Market for GNMA Certificates. Since the inception of the GNMA Mortgage-Backed Securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

       Other Pass-Through Certificates. A Fund may invest in other pass-through securities. These are mortgage-backed securities for which the payments on the underlying mortgages are passed from the mortgage holder through the servicing agent, net of fees paid to the servicing agent, to the Fund. These securities may be "modified pass-through certificates" (like GNMA certificates) whereby the Fund would receive interest and principal payments regardless of whether the mortgagors make the payments, or they may be "straight pass-through certificates" whereby the Fund would receive principal and/or interest only to the extent actually collected by the servicing agent. The servicing agent may be an instrumentality or agency of the U.S. Government or may be an institution such as a bank or savings and loan association. The underlying mortgages may be conventional mortgages as well as mortgages guaranteed by federal agencies or instrumentalities. Straight pass-through securities involve additional risks because payments are not guaranteed. However, this risk may be mitigated to the extent that the underlying mortgages are guaranteed by a federal agency or instrumentality or by a private insurance company. The Fund will limit its investments in other pass-through securities to those issued by Federal National Mortgage Association; Federal Home Loan Mortgage Corporation (Participation Certificates); and Resolution Funding Corp. Participation Certificates.

Floating or Variable Rate Securities

       Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90 or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Collateralized Mortgage Obligations ("CMOs")

       CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may also be less marketable than other securities. The Fund will invest only in those CMO's whose characteristics and terms are consistent with the average maturity and market risk profile of the other securities held by the Fund.

Loan Transactions

       Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage, or other securities transactions. Loans of portfolio securities of the Fund will be made (if at all) in strictest conformity with applicable federal and state rules and regulations. The purpose of a qualified loan transaction is to afford the Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.

       Management of the Fund understands that it is the view of the Staff of the SEC that the Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100 percent collateral in the form of cash, cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trustees to vote proxies. Excluding items (1) and
(2), these practices may be amended from time to time as regulatory provisions permit.

       While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by a Fund's management to be of good standing and will not be made unless, in the judgment of the Fund's management, the consideration to be earned from such loans would justify the risk. Such loan transactions are referred to in this section as "qualified loan transactions."

Options and Financial Futures Transactions

       The Fund may invest up to 5 percent of its net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The Fund may enter into closing transactions, exercise its options, or permit the options to expire. The Fund may only write call options that are covered. A call option is covered if written on a security the Fund owns. The Fund may write such options on up to 25 percent of its net assets.

       The Fund may engage in financial futures transactions, including interest rate futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The Fund's investment restrictions do not limit the percentage of the Fund's assets that may be invested in financial futures transactions. The Fund, however, does not intend to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. The Fund may engage in futures transactions only on commodities exchanges or boards of trade.

       The Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation, but only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When the Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which the Fund will generally invest may be imperfect. The Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

       Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account cash or certain U.S. government securities in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

       The principal risks of options and futures transactions are:
(a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management;
(d) losses on futures contracts resulting from market movements not anticipated by the investment adviser; and (e) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Code.

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                 MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------


      With the steady decline in interest rates since the beginning of the year, the overall performance of fixed income funds, including the High Yield Fund, has improved significantly compared to 1994 returns. In its first full year of operations, the Fund posted a total return of 16.49% for the 12 months ended October 31, 1995. This compares to average annual total returns of 13.20% for the Lipper High Current Yield Fund Index and 16.17% for the Lehman Government/Corporate Bond Index for the same period.

      The market conditions for noninvestment grade bonds ("junk bonds" or "high yield bonds") during 1995 were generally favorable. A growing economy, rising stock market, low inflation, and significant cash flows into bond mutual funds all helped to contribute to positive returns by fixed income securities. While spreads continued to widen between the yields of Treasury securities and high yield bonds, as a result of both a rally in the long-term bond market and a rise in the default rates of high yield bonds, the yield advantage of high yield bonds more than offset the negative impact of widening yield spreads.

      The High Yield Fund continues to emphasize bonds with ratings in the upper two noninvestment grade categories (BB or B), which helped contribute to the Fund's strong relative performance. In addition, performance benefited from superior credit analysis and security selection, with the vast majority of rating changes during the year for the Fund's securities representing upgrades. This compares favorably to the rating changes by Moody's Investors Services, Inc. and Standard & Poor's Corporation, where approximately one-half of the changes in the high yield bond market were downgrades. Regarding average maturity, with a current duration of 4.5 years, we expect the Fund to continue to maintain its intermediate average maturity.

      As of November 30, the Fund's top five industry sectors were media, energy, manufacturing, healthcare, and hotel/gaming. At that date, the top ten issuers of securities held by the Fund were:

                  Safeway                       (3.1%)
                  American Standard             (2.9%)
                  Jones Intercable              (2.8%)
                  Station Casino                (2.8%)
                  WestPoint Stevens             (2.7%)
                  Gulf Canada Resources         (2.6%)
                  United Int'l Holdings         (2.5%)
                  AK Steel                      (2.5%)
                  Genesis Health                (2.4%)

      Looking ahead, we are optimistic that steady growth in the economy, together with low inflation, should continue to provide a favorable environment for high yield securities. The High Yield Fund's long-term objective remains unchanged; to provide a high rate of return from a well-diversified portfolio of high yield bonds that represent the upper tier of the noninvestment grade issues. For these reasons, we believe the Fund provides an attractive source of diversification for many of our fixed income clients.

      Thank you for your continued support and confidence.


                                          The Columbia Investment Team


                                          November 30, 1995

[Graphic line chart depicting the dollar amounts ($9,750-$12,000) of CMC
 High Yield, Lehman Gov't/Corp Bond and Lipper Current High Yield from 7/6/94 to 10/31/95:

                                       1 Year     Since Inception*
                                       ------     ---------------
      CMC High Yield                   16.49%         13.50%
      Lehman Gov't/Corp Bond           16.17%         12.18%
      Lipper Current High Yield       13.20%          9.72%

      * Inception of operations of the Fund was July 6, 1994. The table above shows total return performance information for the periods ended October 31, 1995. Performance information on the Lipper High Yield Bond Index is based on the periods beginning June 30, 1994. Past performance is not indicative of future performance. The Lehman Government/Corporate Bond Index is an unmanaged bond index. The Lipper High Current Yield Fund Index is a composite of the 30 largest high yield bond funds monitored by Lipper Analytical Services, Inc.]

--------------------------------------------------------------------------------
                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
October 31, 1995

                                                                Principal
                                                                  Amount           Value(1)
                                                              --------------    --------------
CORPORATE BONDS (96.9%)

   Basic Industry
      Chemicals (3.1%)
         Freeport-McMoran Resource Partners L.P.
           Senior Subordinated Notes
          8.750%   02/15/2004................................ $    700,000      $    703,500
         IMC Global, Inc. Series B
           Senior Note
          10.125%  06/15/2001................................      550,000           588,500
                                                                                ------------
                                                                                   1,292,000
                                                                                ------------
      Forest Products (5.8%)
         Domtar, Inc.
            Senior Notes
           12.000%  04/15/2001...............................      750,000           870,937
         Riverwood International Corp.
            Senior Notes
           10.750%   06/15/2000..............................      750,000           793,125
         Stone Container Corp.
            First Mortgage Note
           10.750%   10/01/2002..............................      750,000           783,750
                                                                                ------------
                                                                                   2,447,812
                                                                                ------------
      Metals/Mining (8.5%)
         AK Steel Corp.
            Senior Note
           10.750%   04/01/2004..............................    1,000,000         1,090,000
         Armco, Inc.
            Senior Notes
           9.375%    11/01/2000..............................      600,000           591,000
          Inland Steel Industries, Inc.
            Notes
           12.750%   12/15/2002..............................      750,000           836,250
          Magma Copper Co.
            Senior Subordinated Notes
           8.700%    05/15/2005..............................      750,000           748,125
          Santa Fe Pacific Gold Corp.
            Debentures
           8.375%    07/01/2005..............................      300,000           301,221
                                                                                ------------
                                                                                   3,566,596
                                                                                ------------

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                Principal
                                                                  Amount           Value(1)
                                                              --------------    --------------
CORPORATE BONDS (Continued)

   Consumer Related
      Hotel/Gaming (11.4%)
         GNS Finance Corp.
            Senior Subordinated Notes
           9.250%    03/15/2003...............................  $    725,000     $    777,563
         HMH Properties, Inc. (144A)
            Senior Secured Note
           9.500%    05/15/2005...............................     1,000,000        1,005,000
         Harrahs Operating, Inc.
            Senior Subordinated Notes
           10.875%   04/15/2002...............................       800,000          874,000
         Host Marriott Travel Plazas, Inc. (144A)
            Senior Secured Notes
           9.500%    05/15/2005...............................       300,000          294,000
         La Quinta Inns, Inc.
            Senior Subordinated Notes
           9.250%    05/15/2003...............................       650,000          682,500
         Station Casinos, Inc.
            Senior Subordinated Notes
           9.625%    06/01/2003...............................     1,250,000        1,193,750
                                                                                -------------
                                                                                    4,826,813
                                                                                -------------
      Healthcare (8.3%)
         Abbey Healthcare Group, Inc.
            Senior Subordinated Notes
           9.500%    11/01/2002..............................      1,000,000        1,042,500
         Community Health Systems, Inc.
            Senior Subordinated Debenture
           10.250%   11/30/2003..............................        850,000          913,750
         HEALTHSOUTH Rehabilitation Corp.
            Senior Subordinated Notes
           9.500%    04/01/2001..............................        700,000          742,000
         Tenet Healthcare Corp.
            Senior Note
           9.625%    09/01/2002..............................        750,000          806,250
                                                                                -------------
                                                                                    3,504,500
                                                                                -------------
      Other (7.1%)
         Royal Caribbean Cruises Ltd.
            Senior Subordinated Notes
           11.375%   05/15/2002..............................        775,000          844,750
         Rykoff Sexton, Inc.
            Senior Subordinated Notes
           8.875%    11/01/2003..............................      1,000,000        1,000,000

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                Principal
                                                                  Amount           Value(1)
                                                              --------------    -------------
CORPORATE BONDS (Continued)

   Consumer Related (Continued)
      Other (Continued)
         Westpoint Stevens, Inc.
            Senior Note
           8.750%    12/15/2001..............................  $     650,000    $     656,500
         Westpoint Stevens, Inc.
            Senior Subordinated Debenture
           9.375%    12/15/2005..............................        500,000          500,000
                                                                                -------------
                                                                                    3,001,250
                                                                                -------------
   Energy (13.2%)
         Global Marine, Inc.
            Notes
           12.750%   12/15/1999..............................        715,000          790,075
         Gulf Canada Resources Ltd.
            Subordinated Debentures
           9.625%    07/01/2005..............................      1,100,000        1,124,750
         Louis Dreyfus Natural Gas Corp.
            Senior Subordinated Notes
           9.250%    06/15/2004..............................        750,000          790,770
         Maxus Energy Corp.
            Notes
           9.875%    10/15/2002..............................        750,000          738,750
         Noble Drilling Corp.
            Senior Notes
           9.250%    10/01/2003..............................        785,000          812,475
         Santa Fe Energy Resource, Inc.
            Senior Subordinated Debentures
           11.000%   05/15/2004..............................        750,000          817,500
         Seagull Energy Corp.
            Senior Subordinated Notes
           8.625%    08/01/2005..............................        500,000          470,000
                                                                                -------------
                                                                                    5,544,320
                                                                                -------------
   Housing Related (2.2%)
         USG Corp.
            Senior Note
           8.500%    08/01/2005..............................        900,000         931,500
                                                                                ------------

   Manufacturing (13.1%)
         American Standard, Inc.
            Senior Subordinated Discount Debenture
            Step-Up Coupon
           0.000% to 06/01/1998, then 10.500% to 06/01/2005..      1,500,000      1,256,250

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                Principal
                                                                  Amount           Value(1)
                                                              --------------    -------------
CORPORATE BONDS (Continued)

   Manufacturing (Continued)
         Coltec Industries, Inc.
            Senior Notes
           9.750%    04/01/2000..............................  $    700,000     $    714,000
         Easco Corp. Series B
            Senior Notes
           10.000%   03/15/2001..............................       950,000          950,000
         Exide Corp.
            Senior Notes
           10.000%   04/15/2005..............................       400,000          430,000
         Hayes Wheels International, Inc.
            Notes
           9.250%    11/15/2002..............................       300,000          324,000
         Mark IV Industries, Inc.
            Subordinated Notes
           8.750%    04/01/2003..............................       250,000          258,750
         Rohr, Inc.
            Senior Note
           11.625%   05/15/2003..............................       600,000          643,500
         SPX Corp.
            Senior Subordinated Notes
           11.750%   06/01/2002..............................       650,000          692,250
         Wolverine Tube, Inc.
            Senior Subordinated Notes
           10.125%   09/01/2002..............................       250,000          262,500
                                                                                ------------
                                                                                   5,531,250
                                                                                ------------
   Media (12.2%)
         Continental Cablevision, Inc.
            Debentures
           9.000%    09/01/2008..............................     1,000,000        1,035,000
         Jones Intercable, Inc.
            Senior Notes
           9.625%    03/15/2002..............................     1,150,000        1,210,375
         Rogers Cantel Mobile, Inc.
            Notes
           10.750%   11/01/2001..............................       650,000          679,250
         Rogers Communications, Inc.
            Debenture
           10.875%   04/15/2004..............................       350,000          364,000
         United International Holdings, Inc.
            Senior Note with Warrants
           0.000%    11/15/1999..............................     1,850,000        1,110,000

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                Principal
                                                                  Amount           Value(1)
                                                              --------------    -------------
CORPORATE BONDS (Continued)

   Media (Continued)
         Viacom, Inc.
            Subordinated Debenture
           8.000%    07/07/2006..............................   $    750,000    $    742,500
                                                                                ------------
                                                                                   5,141,125
                                                                                ------------
   Retail
      Supermarkets (3.8%)
         Safeway, Inc.
            Debenture
           10.000%   12/01/2001..............................      1,200,000       1,338,000
         Stop & Shop Cos., Inc.
            Senior Subordinated Notes
           9.750%    02/01/2002..............................        250,000         273,750
                                                                                ------------
                                                                                   1,611,750
                                                                                ------------
      Other (2.7%)
         Ethan Allen, Inc.
            Senior Notes
           8.750%    03/15/2001..............................        800,000         816,000
         Federated Department Stores, Inc.
            Senior Notes
           10.000%   02/15/2001..............................        300,000         321,000
                                                                                ------------
                                                                                   1,137,000
                                                                                ------------
   Transportation
      Other (2.0%)
         Southern Pacific Rail Corp.
            Senior Notes
           9.375%    08/15/2005..............................        800,000         856,000
                                                                                ------------
   Utility (3.5%)
         California Energy, Inc.
            Senior Secured Note
           9.875%    06/30/2003..............................        750,000         772,500
         Long Island Lighting Co.
            Debenture
           7.500%    03/01/2007..............................        750,000         717,255
                                                                                ------------
                                                                                   1,489,755
                                                                                ------------
      Total Corporate Bonds
         (Cost $39,473,301)..................................                     40,881,671
                                                                                ------------

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                Principal
                                                                  Amount           Value(1)
                                                              --------------    -------------
REPURCHASE AGREEMENT (0.8%)
      Goldman Sachs Corp.
      5.860% dated 10/31/1995,
      due 11/01/1995 in the
      amount of $344,353
      Collateralized by U.S. Treasury Bonds
      10.625% to 12.000%
      due 06/15/2013 to 06/15/2015,
      U. S. Treasury Note
      6.500% due 11/15/2000,
      U. S. Treasury Strip
      due 06/15/1998
      (Cost $344,298)......................................   $     344,298     $     344,298
                                                                                -------------
   Total Investments (97.7%)
      (Cost $39,817,599)...................................                        41,225,969

   Receivables less liabilities (2.3%).....................                           965,544
                                                                                -------------
   Net Assets (100.0%).....................................                     $  42,191,513
                                                                                =============

(1)  See Note 1 of Notes to Financial Statements.

 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 1995


ASSETS:
  Investments at identified cost .......................  $      39,473,301
--------------------------------------------------------  -----------------

  Investments at value (Notes 1 and 2)..................  $      40,881,671
 Temporary cash investment, at cost (Note 1)............            344,298
  Receivable for:
    Interest............................................          1,037,948
    Expense reimbursement from investment
      advisor (Note 4)..................................             17,511
                                                          -----------------
   Total assets.........................................         42,281,428
                                                          -----------------

LIABILITIES:
  Payable for:
    Dividends and distributions.........................             49,493
    Investment management fee (Note 4)..................             14,204
    Accrued expenses ...................................             26,218
                                                          -----------------
   Total liabilities....................................             89,915
                                                          -----------------

  Net assets applicable to outstanding shares...........  $      42,191,513
                                                          =================

  Net assets consist of:
    Unrealized appreciation on investments..............  $       1,408,370
    Undistributed net realized loss
      from investments..................................             (7,467)
    Capital paid in (Note 3)............................         40,790,610
                                                          -----------------
                                                          $      42,191,513
                                                          =================

Shares of capital stock outstanding (Note 3)............          1,164,269
                                                          =================

Net asset value, offering and
   redemption price per share (1).......................  $           36.24
                                                          =================

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                          STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Fiscal Year Ended October 31, 1995

INVESTMENT INCOME:
   Income:
      Interest....................................    $   2,613,710
                                                      -------------
         Total income.............................        2,613,710
                                                      -------------
      Expenses:
         Investment management fees (Note 4)......          106,597
         Shareholder servicing costs (Note 4).....           18,000
         Reports to Shareholders..................               65
         Financial information and subscriptions..            3,211
         Custodian fees...........................              896
         Bank transaction and checking fees.......            2,482
         Registration fees........................            8,839
         Legal, insurance and auditing fees.......           19,698
         Other (Note 4)...........................              368
                                                      -------------
                                                            160,156
         Expenses reimbursed by investment
           advisor (Note 4).......................          (17,511)
                                                      -------------
              Total expenses......................          142,645
                                                      -------------
      Net investment income (Note 1)..............        2,471,065
                                                      -------------

Realized gain and unrealized appreciation on investments:
      Net realized gain from investment
        transactions (Note 2).....................          402,706

     Net unrealized appreciation of investments
       during the period (Note 1).................        1,507,468
                                                      -------------
     Net gain on investments (Note 1).............        1,910,174
                                                      -------------
     Net increase in net assets resulting
       from operations............................    $   4,381,239
                                                      =============

 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Fiscal Year             Fiscal Year
                                                                      Ended                    Ended
                                                                October 31, 1995        October 31, 1994(1)
                                                              -------------------     -----------------------
INCREASE IN NET ASSETS:
    Operations:
       Net investment income ................................  $   2,471,065            $      190,326
       Net realized gain (loss) from
         investment transactions (Note 2)....................        402,706                    (9,124)
       Change in net unrealized appreciation (depreciation)
         on investments......................................      1,507,468                   (99,098)
                                                               --------------            --------------

       Net increase in net assets resulting from operations..      4,381,239                    82,104

    Distributions to shareholders:
       From net investment income............................     (2,471,065)                 (190,326)
       From net realized gain from investments...............       (401,049)
    Capital share transactions, net (Note 3).................     31,080,871                 9,709,739
                                                               -------------             -------------

    Net increase in net assets...............................     32,589,996                 9,601,517

NET ASSETS:
    Beginning of period......................................      9,601,517                         0
                                                               -------------             -------------

    End of period ...........................................  $  42,191,513             $   9,601,517
                                                               =============             =============

(1) From inception of operations on July 6, 1994.

 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Significant accounting policies:

      CMC High Yield Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established two other portfolios, CMC Small Cap Fund and CMC International Stock Fund. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Fund for the preparation of its financial statements in conformity with generally accepted accounting principles.

      Investment valuation - The Fund's investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of the Trustees. These values are based on market value as quoted by dealers who are market makers in these securities or by an independent pricing service unless unusual circumstances indicate that another method of determining fair value should be considered. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Temporary investments in short-term securities, principally repurchase agreements, are valued at cost, which approximates market.

      Shareholder distributions - The Fund distributes net investment income monthly and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the record date.
      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales.

      Federal income taxes - The Fund has made no provisions for federal income taxes on net investment income or net realized gains from sales of securities, since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve it from substantially all federal income taxes.

      Other - Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs. The Fund, through its custodian, receives delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.
      The Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. At October 31, 1995, 100% of the Fund's portfolio was invested in securities rated Ba (59%) or B (41%) by Moody's Investor Services, Inc.

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                 NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

2.  Investment transactions:

Aggregate purchases, sales and maturities, net realized gain and unrealized appreciation of securities, excluding temporary cash investments, as of and for the fiscal year ended October 31, 1995 were as follows:

Purchases:
  Investment securities other
    than U.S. Government obligations........................... $   40,995,440
                                                                ==============

Sales and Maturities:
  Investment securities other
    than U.S. Government obligations........................... $   11,521,356
                                                                ==============

Net Realized Gain:
  Investment securities other
    than U.S. Government obligations........................... $      402,706
                                                                ==============

Unrealized Appreciation (Depreciation) as of October 31, 1995:
  Appreciation................................................. $    1,424,870
  Depreciation.................................................        (16,500)
                                                                --------------

    Net unrealized appreciation................................ $    1,408,370
                                                                ==============

For federal income tax purposes, the cost of
investments owned at October 31, 1995.......................... $   39,473,301
                                                                ==============

3.  Capital Stock:

                                                              Fiscal Year        Fiscal Year
                                                                Ended              Ended
                                                           October 31, 1995    October 31, 1994(1)
                                                           -----------------   ------------------
Shares:
   Shares sold............................................     1,184,564           274,764
   Shares issued for reinvestment of dividends............        73,708             4,299
                                                             -------------       -----------
                                                               1,258,272           279,063
   Less shares redeemed...................................      (372,501)             (565)
                                                             -------------       -----------
   Net increase in shares.................................       885,771           278,498
                                                             =============       ===========

Amounts:
   Sales..................................................   $  41,440,000       $ 9,580,377
   Reinvestment of dividends..............................       2,630,871           149,023
                                                             -------------       -----------
                                                                44,070,871         9,729,400
   Less redemptions.......................................     (12,990,000)          (19,661)
                                                             -------------       -----------

   Net increase...........................................   $  31,080,871       $ 9,709,739
                                                             =============       ===========

Capital stock authorized (shares)                              100,000,000

(1) From inception of operations on July 6, 1994.

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                  NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

4. Transactions with affiliates and related parties:

Investment management fees incurred.........................          $106,597

Investment management fee
  computation basis (percentage of daily net assets
  per annum)................................................          .40 of 1%

Transfer agent fee (included in shareholder
  servicing costs)..........................................           $18,000

Fees earned by trustees not affiliated with the Fund's
  investment advisor or transfer agent (included
  in other expenses)........................................             $368

The investment advisor of the Fund is Columbia Management Co. The advisor, at its discretion, reimbursed certain operating expenses for the Fund in the amount of $17,511.

The transfer agent for the Fund is Columbia Trust Company, a subsidiary of Columbia Funds Management Company. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month.

The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust.

Certain officers and trustees of CMC Fund Trust are also officers and directors of Columbia Management Co., Columbia Trust Company and Columbia Funds Management Company. They did not receive any direct payments from the Fund.

                     REPORT OF INDEPENDENT ACCOUNTANTS
                     ---------------------------------

To the Shareholders and Trustees of CMC Fund Trust:

       We have audited the accompanying statement of assets and liabilities of CMC High Yield Fund, a portfolio of CMC Fund Trust, including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for the period from inception, July 6, 1994 to October 31, 1994 and for the year ended October 31, 1995 and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian, and confirmation by correspondence with brokers as to securities purchased but not received at that date or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       We have also audited the financial statements of the CMC Small Cap Fund and the CMC International Stock Fund, portfolios of the Trust, as of and for the year ended October 31, 1995, and we have issued an unqualified opinion thereon. The Annual Report containing our report on the financial statements of the CMC Small Cap Fund and the CMC International Stock Fund is available from the Trust.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMC High Yield Fund, a portfolio of CMC Fund Trust, as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the period from inception, July 6, 1994 to October 31, 1994 and for the year ended October 31, 1995, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                       COOPERS & LYBRAND L.L.P.

Portland, Oregon
December 1, 1995

                               CMC FUND TRUST

                                   PART C

                             OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a)  Index to Financial Statements.

     CMC Small Cap Fund -- Included in the Statement of
       Additional Information
     CMC International Stock Fund -- Included in the Statement
       of Additional Information
     CMC High Yield Fund -- Included in the Statement of
       Additional Information

(b)  Exhibits:

     (1A) Restated Declaration of Trust. Incorporated by reference to Exhibit 1A of the Registration Statement.

     (1B)   Amendment to Restated Declaration of Trust.
            Incorporated by reference to Exhibit 1B of the Registration Statement.

     (2) Bylaws. Incorporated by reference to Exhibit 2 of the Registration Statement.

     (4A)   Specimen Stock Certificate for CMC Small Cap Fund.
            Incorporated by reference to Exhibit 4A of the Registration Statement.

     (4B) Specimen Stock Certificate for CMC International Stock Fund. Incorporated by reference to Exhibit 4B of the Registration Statement.

     (4C)   Specimen Stock Certificate for CMC High Yield Fund.
            Incorporated by reference to Exhibit 4C of the Registration Statement.

     (5A)   Investment Advisory Contract for CMC Small Cap Fund.
            Incorporated by reference to Exhibit 5 of the Registration Statement.

     (5B)   Investment Advisory Contract for CMC International
            Stock Fund. Incorporated by reference to Exhibit 5B of the Registration Statement.

     (5C)   Investment Advisory Contract for CMC High Yield Fund.
            Incorporated by reference to Exhibit 5C of the Registration Statement.

     (8A) Custodian Contract between United States National Bank of Oregon and CMC Fund Trust. Incorporated by reference to Exhibit 8A of the Registration Statement.

     (8B)   Custodian Contract between CMC Fund Trust and Morgan
            Stanley Trust Company.  Incorporated by reference to
            Exhibit 8B of the Registration Statement.

     (9A)   Transfer Agent Agreement for CMC Small Cap Fund.
            Incorporated by reference to Exhibit 9 of the Registration Statement.

     (9B)   Transfer Agent Agreement for CMC International Stock
            Fund. Incorporated by reference to Exhibit 9B of the Registration Statement.

     (9C)   Transfer Agent Agreement for CMC High Yield Fund.
            Incorporated by reference to Exhibit 9C of the Registration Statement.

     (11) Consent of Independent Accountants relating to financial statements of CMC Small Cap Fund, CMC
            International Stock Fund, and CMC High Yield Fund.

     (12)   See paragraph (a) of this Item 24.

     (17) All Powers of Attorney for each of the Trustees have been previously filed and are incorporated herein by reference to Exhibit 17 of the Registration
            Statement.


     (27A)  Financial Data Schedule for CMC Small Cap Fund.

     (27B)  Financial Data Schedule for CMC International Stock
            Fund.

     (27C)  Financial Data Schedule for CMC High Yield Fund.


Item 25.  Persons Controlled by or Under Common Control with
          Registrant
          --------------------------------------------------

     The Registrant has an investment advisory contract with Columbia Management Co., an Oregon corporation (the "Adviser"). Columbia Daily Income Company, Columbia Growth Fund, Inc., Columbia Special Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia International Stock Fund, Inc., and Columbia High Yield Fund, Inc., each an Oregon corporation, have investment advisory contracts with Columbia Funds Management Company, an Oregon corporation ("CFMC"). J. Jerry Inskeep, Jr. and James F. Rippey, Trustees and officers of the Registrant, own 21.1% and 27.3%, respectively, of the voting securities of CFMC; 32.3% each of the voting securities of Columbia Financial Center Incorporated, an Oregon corporation; 41.1% each of the voting securities of the Adviser; and 3.5% and .9%, respectively, of the voting securities of Columbia Trust Company. CFMC owns 79% of the voting securities of Columbia Trust Company. See "Management" in the Statement of Additional Information.


Item 26.  Number of Holders of Securities
          -------------------------------


     CMC Small Cap Fund -- At November 30, 1995, all outstanding shares of CMC Small Cap Fund were held by 69 shareholders.

     CMC International Stock Fund -- At November 30, 1995, all outstanding shares of CMC International Stock Fund were held by 20 shareholders.

     CMC High Yield Fund -- At November 30, 1995, all outstanding shares of CMC High Yield Fund were held by 20 shareholders.


Item 27.  Indemnification
          ---------------

     Under the Declaration of Trust and Bylaws of the Registrant, any trustee or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by the trustee or officer in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his or her being a trustee or officer of the Registrant, to the fullest extent not prohibited by law and the Investment Company Act of 1940 (the "1940 Act") and related regulations and interpretations of the Securities and Exchange Commission ("SEC").

     Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 (the "1933 Act") may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or trustee in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or trustee in the successful defense of any such action, suit or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


     The Registrant's trustees and officers are named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Information regarding the businesses of Columbia Management Co. and its officers and directors is set forth under "Management of the Fund" in the Prospectus and under "Management" and "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information and is incorporated herein by reference. Columbia Trust Company also acts as trustee and/or agent for the investment of the assets of pension and profit sharing plans in pooled accounts.

Item 29.  Principal Underwriters
          ----------------------

          Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

     The records required to be maintained under Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by CMC Fund Trust, Columbia Management Co., and Columbia Trust Company at 1300 SW Sixth Avenue, Portland, Oregon 97201. Records relating to the Registrant's portfolio securities are also maintained by United States National Bank of Oregon, 321 SW Sixth Avenue, Portland, Oregon 97208 and Morgan Stanley Trust Company, One Evertrust Plaza, Jersey City, New Jersey 07302.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

     (a) The Registrant hereby undertakes to promptly call a meeting of the shareholders of the Registrant for the purpose of voting in the removal of any trustee of the Registrant when requested in writing by shareholders of at least 10 percent of the outstanding shares of the Registrant. The Registrant undertakes to assist its shareholders in communicating with other shareholders of the Registrant to the extent required by Section 16 of the 1940 Act or any regulations promulgated thereunder.

     (b) The Registrant hereby undertakes, upon request and without charge, to furnish a copy of the Registrant's annual report to shareholders to each person to whom a prospectus is delivered.

                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland and State of Oregon on the 15th day of December, 1995.


                                       CMC FUND TRUST


                                       By: GEORGE L. HANSETH
                                           -------------------------------------
                                           George L. Hanseth
                                           Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 15th day of December, 1995 by the following persons in the capacities indicated.


(i)   Principal executive officer:

      *    JAMES F. RIPPEY              President and Trustee
      -----------------------------
           James F. Rippey


(ii)  Principal accounting and
      financial officer:

           GEORGE L. HANSETH            Vice President
      -----------------------------     and Trustee
           George L. Hanseth


(iii) Trustees:

      *    J. JERRY INSKEEP, JR.        Chairman and
      -----------------------------     and Trustee
           J. Jerry Inskeep, Jr.


      *    RICHARD L. WOOLWORTH         Trustee
      -----------------------------
           Richard L. Woolworth


      *    JOHN A. KEMP                 Trustee
      -----------------------------
           John A. Kemp


      *    ALEXANDER S. MACMILLAN       Trustee
      -----------------------------
           Alexander S. Macmillan


      *    PETER C. OLSON               Trustee
      -----------------------------
           Peter C. Olson


      *    PETER T. SHAND               Trustee
      -----------------------------
           Peter T. Shand


      *By: GEORGE L. HANSETH
      -----------------------------
           George L. Hanseth
           Attorney-In-Fact

                               CMC FUND TRUST

                               EXHIBIT INDEX
                                                                   Sequential
Exhibit              Description                                     Page No.
-------              -----------                                   -----------

(1A) Restated Declaration of Trust. Incorporated by reference to Exhibit 1A of the Registration Statement.

(1B)       Amendment to the Restated Declaration of Trust.
           Incorporated by reference to Exhibit 1B of the Registration Statement.

(2) Bylaws. Incorporated by reference to Exhibit 2 of the Registration Statement

(4A)       Specimen Stock Certificate for CMC Small Cap
           Fund. Incorporated by reference to Exhibit 4A of the Registration Statement.

(4B)       Specimen Stock Certificate for CMC International
           Stock Fund. Incorporated by reference to Exhibit 4B of the Registration Statement.

(4C)       Specimen Stock Certificate for CMC High Yield
           Fund. Incorporated by reference to Exhibit 4C of the Registration Statement.

(5A)       Investment Advisory Contract for CMC Small Cap
           Fund. Incorporated by reference to Exhibit 5 of the Registration Statement.

(5B)       Investment Advisory Contract for CMC International
           Stock Fund. Incorporated by reference to Exhibit 5B of the Registration Statement.

(5C)       Investment Advisory Contract for CMC High Yield
           Fund. Incorporated by reference to Exhibit 5C of the Registration Statement.


(8A)       Custodian Contract between United States National
           Bank of Oregon and CMC Fund Trust. Incorporated by reference to Exhibit 8A of the Registration Statement.


(8B)       Custodian Contract between CMC Fund Trust and Morgan
           Stanley Trust Company.  Incorporated by reference to
           Exhibit 8B of the Registration Statement.

(9A)       Transfer Agent Agreement for CMC Small Cap Fund.
           Incorporated by reference to Exhibit 9 of the Registration Statement.

(9B)       Transfer Agent Agreement for CMC International
           Stock Fund. Incorporated by reference to Exhibit 9B of the Registration Statement.

(9C)       Transfer Agent Agreement for CMC High Yield Fund.
           Incorporated by reference to Exhibit 9C of the Registration Statement.

(11) Consent of Independent Accountants relating to financial statements of CMC Small Cap Fund, CMC
           International Stock Fund and CMC High Yield Fund.

(12)       See paragraph (a) of this Item 24.

(17) All Powers of Attorney for each of the Trustees have been previously filed and are incorporated herein by reference to Exhibit 17 of the Registration Statement.


(27A)      Financial Data Schedule for CMC Small Cap Fund.

(27B)      Financial Data Schedule for CMC International
           Stock Fund.

(27C)      Financial Data Schedule for CMC High Yield Fund.